                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-3706
                                   ---------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               4500 MAIN STREET, KANSAS CITY, MISSOURI     64111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:          08-31
                          ------------------------------------------------------

Date of reporting period:         02-28-2007
                          ------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.
[front cover]

AMERICAN CENTURY INVESTMENTS
Semiannual Report           February 28, 2007

[photo of spring]

California Tax-Free Money Market Fund
California Limited-Term Tax-Free Fund
California Tax-Free Bond Fund
California Long-Term Tax-Free Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

We have the  privilege  of  providing  you with the  semiannual  report  for the
American  Century®  California  Tax-Free Money Market,  California  Limited-Term
Tax-Free,  California  Tax-Free Bond, and  California  Long-Term  Tax-Free funds for the six months ended February 28, 2007.  We've gathered this  information to
help  you  monitor   your   investment.   Another   resource  is  our   website,
americancentury.com,   where  we  post  company  news,  portfolio  commentaries,
investment views, and other  communications  about portfolio strategy,  personal finance, government policy, and the markets.

Speaking of company news,  American Century  announced the following  leadership changes.  Chief  Investment  Officer Mark Mallon retired in the first quarter of
2007,  after  nearly a decade at American  Century.  Effective  January 1, 2007, former International  Equity CIO Enrique Chang became CIO with  responsibilities for the  entire  investment  management  operation.  Prior to  joining  American
Century in 2006, Enrique worked at Munder Capital  Management,  serving the last four  years as  president  and CIO.  Before  that,  he held a series  of  senior investment  management  positions at Vantage Global  Advisors,  J. & W. Seligman and Co., and General Reinsurance Corp.

In January 2007,  President  and Chief  Executive  Officer Bill Lyons  announced his  retirement  after  nearly 20 years at  American  Century.  Chief  Financial
Officer  Jonathan  Thomas was appointed  president  and CEO  effective  March 1,
2007.  Since 2005,  Jonathan has overseen  American  Century's  financial  area,
with  additional  responsibilities  in  purchasing,   facilities,  real  estate,
information  technology,   operations,  and  human  resources.   Before  joining
American  Century,  Jonathan was a managing  director and global chief operating
officer  of  Morgan  Stanley's  investment   division,   and  worked  in  senior
leadership roles for Bank of America,  Boston Financial  Services,  and Fidelity
Investments.

We wish to thank  Mark and Bill for their many  years of  distinguished  service
-- American  Century is a stronger  company as a result of their hard work.  And we firmly  believe  their roles in our firm have  transitioned  to two talented, committed, and experienced top executives.

[photo of James E. Stowers, Jr. and James E. Stowers III]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
VICE CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

TABLE OF CONTENTS

      Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .   2
       U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . . . .   2

CALIFORNIA TAX-FREE MONEY MARKET

CALIFORNIA LIMITED-TERM TAX-FREE

CALIFORNIA TAX-FREE BOND

CALIFORNIA LONG-TERM TAX-FREE

FINANCIAL STATEMENTS

OTHER INFORMATION

      Additional Information. . . . . . . . . . . . . . . . . . . . . . . .  55
      Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .  56

The  opinions  expressed  in the Market  Perspective  and each of the  Portfolio
Commentaries  reflect those of the portfolio  management  team as of the date of the report,  and do not necessarily  represent the opinions of American  Century or any other  person in the American  Century  organization.  Any such  opinions are  subject  to change at any time based upon  market or other  conditions  and
American Century  disclaims any  responsibility  to update such opinions.  These opinions may not be relied upon as  investment  advice and,  because  investment decisions  made by American  Century  funds are based on numerous  factors,  may not be  relied  upon  as an  indication  of  trading  intent  on  behalf  of any
American  Century  fund.   Security  examples  are  used  for   representational
purposes  only and are not  intended  as  recommendations  to  purchase  or sell securities.  Performance  information for comparative  indices and securities is provided to American  Century by third  party  vendors.  To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of cio]

By David MacEwen, Chief Investment Officer, Fixed Income

MODEST ECONOMIC GROWTH, INCREASED MARKET VOLATILITY

The  U.S.  economy  advanced  at a  modest  pace  during  the six  months  ended
February 28, 2007,  with growth  averaging  about 2.5% during the second half of
2006.  Weighing  the impact of its recent rate hikes,  the Federal  Reserve (the
Fed)  kept  interest  rates  on  hold  during  the  period,   and  hopes  for  a
first-quarter  2007  rate  cut  faded  as  core  inflation  numbers  refused  to subside.  Twelve-month  trailing core consumer-price  inflation averaged 2.7% in the second half of 2006, the highest half-year average since late 2001.

In  spite  of  near-term  inflation  concerns,  the Fed  seemed  convinced  that long-term  inflation was under control,  which generally  supported bond prices.
U.S.  stock  markets  rose fairly  steadily  during the period  until a dramatic drop in the  Shanghai  stock  market  in late  February  helped  trigger  equity market  corrections  around the globe.  The  February  rout  handed  U.S.  stock indexes  their first  monthly  decline  since July 2006.  Growing  concerns over deteriorating  financial  conditions among subprime lenders also hurt stocks but pushed bond prices higher at the end of the reporting period.

BONDS BENEFITED BUT MUNICIPALS TRAILED TAXABLES

Mixed economic  reports,  stock market  volatility,  and subprime woes sparked a flight to quality,  boosting  demand for Treasury  bonds and driving yields down across the Treasury yield curve.  The Treasury curve remained  inverted  between two- and 10-year  maturities  (two-year yields were higher than 10-year),  while the municipal  yield curve  flattened by nearly 30 basis points between two- and
30-year  issues as short  yields rose while  demand at the long end of the curve pushed yields lower.

Though  all  sectors  of  the  U.S.  bond  market   posted   gains,   the  broad
investment-grade  municipal  market  underperformed  the broad  investment-grade taxable market, which is typical when Treasurys rally.

High-yield  municipals  outperformed  the  broad  municipal  market  for the six months  as  credit  spreads  tightened.  Yield-seeking  investors  continued  to embrace  high-yield  bonds  as a  result  of the  flat/inverted  Treasury  yield curve.  By  the  end  of  February,  high-yield  muni  bonds  had  racked  up 16 consecutive months of gains, according to Lehman Brothers.

U.S. Fixed-Income Total Returns
For the 6 months ended February 28, 2007
LEHMAN BROTHERS MUNICIPAL MARKET INDICES
Municipal Bond                                               2.89%
3-Year Municipal Bond                                        1.78%
5-Year General Obligation (GO)                               1.83%
Long-Term Municipal Bond (22+ years)                         4.13%
Non-Investment-Grade (High-Yield)                            4.70%
TAXABLE MARKET RETURNS
Lehman Brothers U.S. Aggregate Index                         3.66%
Lehman Brothers U.S. Treasury Index                          3.18%
3-Month Treasury Bill                                        2.53%
10-Year Treasury Note                                        3.45%

------

PERFORMANCE
California Tax-Free Money Market

Total Returns as of February 28, 2007
                                                                Average Annual Returns
                                                                                               Since       Inception
                                  6 months(1)     1 year         5 years       10 years      Inception        Date
CALIFORNIA TAX-FREE MONEY
MARKET                               1.52%        3.04%           1.52%          2.16%         3.14%        11/9/83

LIPPER CALIFORNIA TAX-EXEMPT
MONEY MARKET FUNDS AVERAGE
RETURNS(2)                           1.45%        2.90%           1.41%          2.03%        3.25%(3)         --

Fund's Lipper Ranking as of
2/28/07(2)                          24 of 66     23 of 66       20 of 56        7 of 38      2 of 2(3)         --

Fund's Lipper Ranking as of
3/31/07(2)                          23 of 65     22 of 65       20 of 55        7 of 37      8 of 23(3)        --

(1) Total returns for periods less than one year are not annualized.

(2) Data  provided  by Lipper  Inc. - A Reuters  Company.  © 2007  Reuters.  All
rights  reserved.  Any  copying,   republication  or  redistribution  of  Lipper
content,   including  by  caching,   framing  or  similar  means,  is  expressly
prohibited  without the prior  written  consent of Lipper.  Lipper  shall not be liable  for any errors or delays in the  content,  or for any  actions  taken in reliance thereon.

  Lipper  Fund  Performance  -  Performance   data  is  total  return,   and  is
preliminary and subject to revision.

  Lipper  Rankings  -  Rankings  are based  only on the  universe  shown and are based on average  annual total  returns.  This listing  might not  represent the complete universe of funds tracked by Lipper.

  The data contained  herein has been obtained from company  reports,  financial reporting  services,  periodicals and other  resources  believed to be reliable.
Although  carefully  verified,  data on compilations is not guaranteed by Lipper and may be  incomplete.  No  offer  or  solicitations  to buy or sell any of the securities herein is being made by Lipper.

(3) Since  11/30/83,  the date nearest the fund's  inception  for which data are available.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown. To obtain  performance data current to the most recent month
end,  please  call  1-800-345-2021  or  visit  americancentury.com.   Investment
income may be subject to certain  state and local taxes and,  depending  on your tax status,  the federal  alternative  minimum tax (AMT).  Capital gains are not exempt from state and federal income tax.

An investment  in the fund is not insured or  guaranteed by the Federal  Deposit
Insurance  Corporation or any other government  agency.  Although the fund seeks to preserve the value of your  investment at $1.00 per share,  it is possible to lose money by investing in the fund.

The 7-day current yield more closely  reflects the current  earnings of the fund than the total return.

------

PORTFOLIO COMMENTARY
California Tax-Free Money Market

Portfolio Managers: Todd Pardula and Steven Permut

Our portfolio  manager listing changed since our last report,  with the addition of Steven Permut. Mr. Permut,  senior vice president,  senior portfolio manager, and a member of the  portfolio  management  team since June 2003,  oversees  all
American Century money market portfolios and cash management.

PERFORMANCE SUMMARY

California  Tax-Free  Money  Market  returned  1.52%* for the six  months  ended
February  28,  2007,  surpassing  the  1.45%  average  return of the 66 funds in
Lipper  Inc.'s  California  tax-exempt  money  market funds  category.  The fund remains a consistently solid  performer--its  six-month return ranked in the top
36% of the  Lipper  group,  right in line with the fund's  performance  rankings over  longer  time  horizons  (see  the  previous  page).  This  performance  is especially  noteworthy  because,  unlike  many of our  peers,  we do not own any securities  subject to the  federal  alternative  minimum  tax (which  typically offer higher yields).

MUNICIPAL MONEY MARKET RATES ROSE MODESTLY

Despite some  volatility,  municipal  money market rates rose  slightly  overall for the  six-month  period.  The modest  increase  was largely the result of the
Federal  Reserve's  (the Fed's)  stable  interest  rate  policy.  After  raising short-term  interest 17 times between June 2004 and June 2006,  the Fed held its
federal   funds  rate  steady  at   5.25%--its   highest  level  in  nearly  six
years--through  the end of February 2007. The Fed took note of slowing  economic activity,  particularly  a  notable  downturn  in the  housing  market,  and the likelihood that inflation will moderate over time as the economy softens.

The  three-month  Treasury bill yield, a broad benchmark for money market rates, rose from 5.05% to 5.16% during the period.  California  Tax-Free Money Market's yield  advanced  from  3.01% to 3.12%,  but it ranged  between  2.85% and 3.33%.
Much of this  volatility  resulted  from  seasonal  fluctuations--yields  spiked higher in  September  as  dealers  attempted  to clear out  their  inventory  at quarter-end,  then  dropped  back in the first few weeks of October.  This yield spike  and  subsequent  drop was  even  more  exaggerated  at  year-end  in late
December and early  January.  Abrupt  changes in  expectations  for Fed interest rate policy also had an impact on  municipal  money  market  rates,  though to a lesser extent.

Yields as of February 28, 2007
7-DAY CURRENT YIELD
                                                        3.12%
7-DAY EFFECTIVE YIELD
                                                        3.16%
7-DAY TAX-EQUIVALENT CURRENT YIELDS*
31.98% Tax Bracket                                      4.59%
34.70% Tax Bracket                                      4.78%
39.23% Tax Bracket                                      5.13%
41.05% Tax Bracket                                      5.29%

*The tax  brackets  indicated  are for  combined  state and federal  income tax.
Actual  tax-equivalent  yields  may be  lower,  if  alternative  minimum  tax is applicable.

*Total returns for periods less than one year are not annualized.

------

California Tax-Free Money Market

PORTFOLIO STRATEGY

Within the portfolio,  we continued to emphasize  floating-rate municipal notes, which comprised  around 90% of the portfolio during the six-month  period.  Most of the  portfolio's  floating-rate  notes reset their interest rates on a weekly basis,  though  some  have  daily or  monthly  resets.  Although  the  yields of
floating-rate   notes  tend  to  be  more   volatile   than   their   fixed-rate
counterparts,  the  securities we own also offer the most  attractive  yields in the California  municipal  money market.  Our focus on  floating-rate  notes has been the key to the  fund's  outperformance  during the past six months and over the long term.

We did  not  add  any  longer-term  municipal  money  market  securities  to the portfolio  during  the  six-month  period  because we did not find any with more attractive  yields  than  our  floating-rate  notes.  In  addition,  we sold our longest-maturity  security in early  February to take advantage of higher yields on  floating-rate  notes.  Consequently,  the fund's weighted  average  maturity shortened  from 33 days at the  beginning  of the period to 18 days on  February
28, 2007.

STARTING POINT FOR THE NEXT REPORT PERIOD

As of February 28, 2007,  the economy  remained at an  inflection  point,  where growth  peaked and began to slow,  but not  precipitously.  The Fed continued to focus on  lingering  inflation  concerns,  suggesting  that  there  was  still a possibility that it would raise short-term  interest rates again.  However,  the market  told a  different  story--federal  funds  rate  futures  indicated  that market  participants  expected the Fed to lower interest rates by the end of the year.  Given the  uncertain  environment,  we planned to  maintain  our  current positioning,  while  keeping a close eye on the economic and  inflation  data in the coming months.

Portfolio Composition by Credit Rating
                                    % of fund            % of fund
                                   investments          investments
                                      as of                as of
                                     2/28/07              8/31/06
A-1+                                   68%                  67%
A-1                                    32%                  33%

Portfolio Composition by Maturity
                                    % of fund            % of fund
                                   investments          investments
                                      as of                as of
                                     2/28/07              8/31/06
1-30 days                              91%                  91%
31-90 days                              --                  --
91-180 days                             8%                  1%
More than 180 days                      1%                  8%

------

SCHEDULE OF INVESTMENTS
California Tax-Free Money Market

FEBRUARY 28, 2007 (UNAUDITED)

Principal Amount                                                                                Value

Short-Term Municipal Securities -- 99.9%

CALIFORNIA -- 99.9%
            $ 14,075,000  ABAG Finance Auth. for Nonprofit Corps. COP, (Lucile Salter
                          Packard Children's Hospital at Stanford), VRDN, 3.45%,
                          3/7/07 (Ambac) (SBBPA: Bayerische Landesbank)                    $ 14,075,000
               2,000,000  ABAG Finance Auth. for Nonprofit Corps. Multifamily Housing
                          Rev., Series 2002 A, (The Arbors Apartments), VRDN, 3.46%,
                          3/7/07 (FNMA) (LOC: FNMA)                                           2,000,000
               5,270,000  ABAG Finance Auth. for Nonprofit Corps. Rev., (Francis
                          Parker School), VRDN, 3.60%, 3/1/07 (LOC: Bank of New York)         5,270,000
               2,945,000  ABAG Finance Auth. for Nonprofit Corps. Rev., (Institute
                          Defense Analyses), VRDN, 3.64%, 3/1/07 (Ambac) (SBBPA:
                          Wachovia Bank N.A.)                                                 2,945,000
               5,000,000  ABAG Finance Auth. for Nonprofit Corps. Rev., (The Thacher
                          School), VRDN, 3.60%, 3/1/07 (SBBPA: Keybank, N.A.)                 5,000,000
               2,925,000  ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2002
                          A, (Hamilin School), VRDN, 3.60%, 3/1/07 (LOC: BNP Paribas)         2,925,000
               5,000,000  ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2006
                          A, (Elder Care Alliance of San Francisco), VRDN, 3.57%,
                          3/1/07 (LOC: Citibank N.A.)                                         5,000,000
               8,356,556  ABN AMRO Leasetops Certificates Trust Rev., Series 2003-1,
                          VRDN, 3.66%, 3/7/07 (Ambac) (SBBPA: ABN AMRO Bank N.V.)
                          (Acquired 1/29/03, Cost $8,356,556)(1)                              8,356,556
              13,555,000  ABN AMRO Munitops Certificate Trust GO, Series 2006-78,
                          VRDN, 3.71%, 3/1/07 (FGIC) (SBBPA: ABN AMRO Bank N.V.)
                          (Acquired 12/21/06 - 2/2/07, Cost $13,555,000)(1)                  13,555,000

Principal Amount                                                                                Value

             $ 5,000,000  ABN AMRO Munitops Certificate Trust GO, VRDN, 3.69%,
                          6/14/07 (CIFG-TCRS) (SBBPA: ABN AMRO Bank N.V.)                   $ 5,000,000
               6,000,000  ABN AMRO Munitops Certificate Trust Rev., Series 2003-17,
                          VRDN, 3.66%, 3/1/07 (MBIA) (SBBPA: ABN AMRO Bank N.V.)              6,000,000
               5,000,000  ABN AMRO Munitops Certificate Trust Rev., Series 2005-32,
                          VRDN, 3.66%, 3/1/07 (Ambac) (SBBPA: ABN AMRO Bank
                          N.V.)(Acquired 8/16/05, Cost $5,000,000)(1)                         5,000,000
               5,000,000  ABN AMRO Munitops Certificate Trust Rev., Series 2006-11,
                          VRDN, 3.66%, 3/1/07 (MBIA) (SBBPA: ABN AMRO Bank N.V.)
                          (Acquired 3/28/06, Cost $5,000,000)(1)                              5,000,000
               4,000,000  ABN AMRO Munitops Certificate Trust Rev., Series 2006-19,
                          VRDN, 3.66%, 3/1/07 (MBIA) (SBBPA: ABN AMRO Bank N.V.)              4,000,000
               1,525,000  ABN AMRO Munitops Certificate Trust Special Obligation
                          Rev., Series 2000-17, VRDN, 3.66%, 3/1/07 (SBBPA: ABN AMRO
                          Bank N.V.)                                                          1,525,000
                 635,000  Alameda-Contra Costa Schools Financing Auth. COP, Series
                          2000 I, VRDN, 3.49%, 3/1/07 (Ambac) (SBBPA: KBC Bank N.V.)            635,000
               4,325,000  Apple Valley COP, (Public Facilities Financing), VRDN,
                          3.63%, 3/1/07 (LOC: California State Teacher's Retirement)          4,325,000
              10,635,000  Auburn Union School District COP, VRDN, 3.71%, 3/1/07 (FSA)
                          (SBBPA: Dexia Credit Local)                                        10,635,000
               2,300,000  Barstow Multifamily Housing Rev., (Desert Vista
                          Apartments), VRDN, 3.46%, 3/7/07 (LOC: FHLB)                        2,300,000
               7,500,000  California Community College Financing Auth. GO, Series
                          2006 A, 4.50%, 6/29/07 (FSA)                                        7,520,941

------

California Tax-Free Money Market

Principal Amount                                                                                Value

             $ 3,295,000  California Department of Water Resources & Power Supply
                          Rev., (PT 748), VRDN, 3.70%, 3/1/07 (LOC: Merrill Lynch
                          Capital Services, Inc.) (Acquired 2/27/03, Cost
                          $3,295,000)(1)                                                    $ 3,295,000
               1,900,000  California Department of Water Resources & Power Supply
                          Rev., Series 2002 B2, VRDN, 3.55%, 3/1/07 (LOC: BNP Paribas)        1,900,000
               8,800,000  California Department of Water Resources & Power Supply
                          Rev., Series 2005 F5, VRDN, 3.55%, 3/1/07 (LOC: Citibank
                          N.A.)                                                               8,800,000
               2,700,000  California Economic Development Financing Auth. Rev., (Volk
                          Enterprises Inc.), VRDN, 3.65%, 3/1/07 (LOC: JPMorgan Chase
                          Bank) (Acquired 3/8/04, Cost $2,700,000)(1)                         2,700,000
                 470,000  California Economic Recovery Rev., Series 2004 C16, VRDN,
                          3.43%, 3/7/07 (FSA) (SBBPA: Dexia Credit Local)                       470,000
               1,650,000  California Economic Recovery Rev., Series 2004 C21, VRDN,
                          3.44%, 3/7/07 (XLCA) (SBBPA: Dexia Credit Local)                    1,650,000
                 275,000  California Educational Facilities Auth. Rev., (Mount St.
                          Mary's College), VRDN, 3.52%, 3/7/07 (LOC: Allied Irish
                          Bank plc)                                                             275,000
               7,805,000  California Educational Facilities Auth. Rev., Series 2002
                          B, (Art Center Design College), VRDN, 3.65%, 3/1/07 (LOC:
                          Allied Irish Bank plc)                                              7,805,000
               5,200,000  California Enterprise Development Auth. Rev., (Community
                          Hospice Inc.), VRDN, 3.63%, 3/1/07 (LOC: Bank of New York)          5,200,000
               1,000,000  California GO, (PA 1164), VRDN, 3.70%, 3/1/07 (LOC: Merrill
                          Lynch Capital Services, Inc.) (Acquired 7/10/03, Cost
                          $1,000,000)(1)                                                      1,000,000
               5,000,000  California GO, Series 2003 C3, VRDN, 3.45%, 3/7/07 (LOC:
                          Landesbank Hessen-Thuringen Girozentrale, Bank of America
                          N.A., and Bank of Nova Scotia)                                      5,000,000

Principal Amount                                                                                Value

             $ 5,150,000  California GO, Series 2004 A9, (Weekly Kindergarten
                          University), VRDN, 3.58%, 3/1/07 (LOC: Citibank N.A. and
                          California State Teacher's Retirement)                            $ 5,150,000
               3,100,000  California GO, Series 2005 A3, VRDN, 3.43%, 3/7/07 (LOC:
                          Bank of America N.A.)                                               3,100,000
               4,800,000  California GO, VRDN, 3.68%, 3/1/07 (LOC: Deutsche Bank AG)
                          (Acquired 2/1/07, Cost $4,800,000)(1)                               4,800,000
               3,300,000  California Health Facilities Financing Auth. Rev., Series
                          1996 B, (Sutter/CHS), VRDN, 3.50%, 3/1/07 (Ambac) (SBBPA:
                          KBC Bank N.V.)                                                      3,300,000
               6,500,000  California Health Facilities Financing Auth. Rev., Series
                          2006 C, (Kaiser Permanente), VRDN, 3.47%, 3/7/07                    6,500,000
               4,000,000  California Infrastructure & Economic Development Bank Rev.,
                          (Academy of Motion Picture Arts and Sciences Obligated
                          Group), VRDN, 3.62%, 3/1/07 (Ambac) (SBBPA: JPMorgan Chase
                          Bank)                                                               4,000,000
               3,000,000  California Infrastructure & Economic Development Bank Rev.,
                          (Country Schools), VRDN, 3.63%, 3/1/07 (LOC: Bank of New
                          York)                                                               3,000,000
               4,600,000  California Infrastructure & Economic Development Bank Rev.,
                          (Humane Society), VRDN, 3.65%, 3/1/07 (LOC: Comerica Bank)          4,600,000
               2,830,000  California Infrastructure & Economic Development Bank Rev.,
                          (Rural Community Assistance), VRDN, 3.65%, 3/1/07 (LOC:
                          Bank of the West)                                                   2,830,000
               5,940,000  California Infrastructure & Economic Development Bank Rev.,
                          Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit,
                          VRDN, 3.64%, 3/1/07 (Ambac) (SBBPA: Dexia Credit Local)
                          (Acquired 11/9/06, Cost $5,940,000)(1)                              5,940,000
               3,910,000  California Infrastructure & Economic Development Bank Rev.,
                          Series 2003 A, VRDN, 3.44%, 3/7/07 (LOC: Wells Fargo Bank,
                          N.A.)                                                               3,910,000

------

California Tax-Free Money Market

Principal Amount                                                                                Value

             $ 4,000,000  California School Cash Reserve Program Auth. Rev., Series
                          2006 A, 4.50%, 7/6/07 (Ambac)                                     $ 4,013,445
               7,000,000  California Statewide Communities Development Auth. Rev.,
                          Series 2003 D, (Kaiser Permanente), VRDN, 3.45%, 3/7/07
                          (LIQ FAC: Kaiser Permanente)                                        7,000,000
              12,500,000  California Statewide Communities Development Auth. Rev.,
                          Series 2004 M, VRDN, 3.47%, 3/7/07                                 12,500,000
               4,000,000  California Statewide Communities Development Auth. Rev.,
                          Series 2006 A, (National Center for International Schools),
                          VRDN, 3.61%, 3/1/07 (LOC: Allied Irish Bank plc)                    4,000,000
               5,465,000  California Statewide Communities Development Auth. Special
                          Tax Rev., VRDN, 3.70%, 3/1/07 (LOC: Merrill Lynch Capital
                          Services, Inc.) (Acquired 8/6/01 - 3/13/03, Cost
                          $5,465,000)(1)                                                      5,465,000
               3,150,000  California Statewide Financing Auth. Rev., VRDN, 3.70%,
                          3/1/07 (LOC: Merrill Lynch Capital Services, Inc.)
                          (Acquired 2/17/05 - 1/12/06, Cost $3,150,000)(1)                    3,150,000
               1,900,000  City of Davis Special Tax Rev., (Community Facilities
                          District No. 1999-2), VRDN, 3.47%, 3/1/07 (LOC: Wells Fargo
                          Bank, N.A.)                                                         1,900,000
               3,675,000  City of Fremont COP, (Building & Equipment Financing),
                          VRDN, 3.65%, 3/1/07 (LOC: KBC Bank N.V.)                            3,675,000
                 900,000  City of Novato Rev., (Nova-Ro III Senior Housing), VRDN,
                          3.60%, 3/1/07 (LOC: Bank of the West)                                 900,000
              11,775,000  City of Reedley COP, VRDN, 3.63%, 3/1/07 (LOC: U.S. Bank
                          N.A.)                                                              11,775,000
               4,700,000  City of San Jose Rev., Series 1985 B, (Foxchase), VRDN,
                          3.60%, 3/1/07 (LOC: FNMA)                                           4,700,000
               5,995,000  City of Vallejo COP, (Golf Course Facilities Financing),
                          VRDN, 3.57%, 3/1/07 (LOC: Union Bank of California N.A.)            5,995,000
              23,540,000  City of Vallejo COP, VRDN, 3.57%, 3/1/07 (LOC: Union Bank
                          of California N.A.)                                                23,540,000

Principal Amount                                                                                Value

             $ 6,000,000  City of Vallejo Rev., Series 2001 A, VRDN, 3.44%, 3/7/07
                          (LOC: JPMorgan Chase Bank)                                        $ 6,000,000
               9,500,000  City of Whittier Rev., (Whittier College), VRDN, 3.60%,
                          3/1/07 (RADIAN) (SBBPA: Bank of New York)                           9,500,000
               7,000,000  Coachella Valley Unified School District COP, VRDN, 3.57%,
                          3/1/07 (FSA) (SBBPA: Dexia Credit Local)                            7,000,000
               5,000,000  Delano COP, (Delano Regional Medical Center), VRDN, 3.65%,
                          3/1/07 (LOC: Comerica Bank)                                         5,000,000
               3,800,000  Diamond Bar Public Financing Auth. Lease Rev., Series 2002
                          A, (Community/Senior Center), VRDN, 3.55%, 3/7/07 (LOC:
                          Union Bank of California N.A.)                                      3,800,000
               5,795,000  El Monte COP, Series 2003 A, (Community Improvement), VRDN,
                          3.63%, 3/1/07 (LOC: California State Teacher's Retirement)          5,795,000
               2,080,000  Golden State Tobacco Securitization Corp. Settlement Rev.,
                          (DB 195), VRDN, 3.70%, 3/1/07 (FGIC) (SBBPA: Deutsche Bank
                          AG)                                                                 2,080,000
               3,530,000  Golden State Tobacco Securitization Corp. Settlement Rev.,
                          (PA 1236), VRDN, 3.70%, 3/1/07 (LOC: Merrill Lynch Capital
                          Services, Inc.) (Acquired 1/15/04, Cost $3,530,000)(1)              3,530,000
               2,735,000  Golden State Tobacco Securitization Corp. Settlement Rev.,
                          (PA 1237), VRDN, 3.70%, 3/1/07 (LOC: Merrill Lynch Capital
                          Services, Inc.)                                                     2,735,000
               2,060,000  Golden State Tobacco Securitization Corp. Settlement Rev.,
                          (PT 3572), VRDN, 3.70%, 3/1/07 (LOC: Merrill Lynch Capital
                          Services, Inc.)                                                     2,060,000
               2,310,000  Golden State Tobacco Securitization Corp. Settlement Rev.,
                          (PT 3816), VRDN, 3.71%, 3/1/07 (LOC: Merrill Lynch Capital
                          Services, Inc.)                                                     2,310,000
              22,455,000  Inland Valley Development Agency Tax Allocation Rev., VRDN,
                          3.44%, 3/7/07 (LOC: California State Teacher's Retirement)         22,455,000

------

California Tax-Free Money Market

Principal Amount                                                                                Value

            $ 10,635,000  JPMorgan Chase & Co. PUTTERs Trust GO, Series 2007-1710P,
                          VRDN, 3.81%, 3/1/07 (FSA) (LIQ FAC: JPMorgan Chase Bank)
                          (Acquired 2/15/07 - 2/28/07, Cost $10,635,000)(1)                $ 10,635,000
              16,499,761  Koch Certificates Trust Rev., Series 1999-2, VRDN, 3.70%,
                          3/1/07 (Ambac) (MBIA) (SBBPA: State Street Bank & Trust
                          Co.) (Acquired 2/11/00 - 2/8/07, Cost $16,499,761)(1)              16,499,761
               8,745,000  Long Beach Unified School District COP, VRDN, 3.65%, 3/1/07
                          (Ambac) (SBBPA: Dexia Credit Local)                                 8,745,000
               1,000,000  Los Angeles COP, Series 2006 A, (Notre Dame High School),
                          VRDN, 3.60%, 3/1/07 (LOC: Allied Irish Bank plc)                    1,000,000
               7,000,000  Los Angeles Rev., 4.50%, 6/29/07                                    7,016,632
               2,185,000  Palm Desert Financing Auth. Tax Allocation Rev., (Housing
                          Set-Aside), 4.00%, 10/1/07 (MBIA)                                   2,190,607
               4,330,000  San Bernardino County Multifamily Housing Auth. Rev.,
                          Series 1993 A, (Rialto Heritage), VRDN, 3.62%, 3/1/07 (LOC:
                          FHLB)                                                               4,330,000
               4,875,000  San Diego County COP, (Friends of Chabad), VRDN, 3.65%,
                          3/1/07 (LOC: Comerica Bank)                                         4,875,000
              17,000,000  San Diego Unified School District GO, Series 2006 A, 4.50%,
                          7/24/07                                                            17,052,146
               7,560,000  San Francisco City & County Redevelopment Agency Community
                          Facilities District No. 4 Rev., VRDN, 3.60%, 3/1/07 (LOC:
                          Bank of America N.A.)                                               7,560,000

Principal Amount                                                                                Value

             $ 2,100,000  San Francisco City & County Redevelopment Agency Rev.,
                          (South Harbor), VRDN, 3.65%, 3/1/07 (LOC: Dexia Credit
                          Local)                                                            $ 2,100,000
              26,055,000  San Mateo County Multifamily Housing Auth. Rev., VRDN,
                          3.74%, 3/1/07 (LOC: Merrill Lynch & Co.) (Acquired
                          11/21/06, Cost $26,055,000)(1)                                     26,055,000
               2,455,000  South Bay Regional Public Communications Auth. Rev., Series
                          2001 B, (City of Hawthorne), VRDN, 3.70%, 3/1/07 (LOC:
                          Allied Irish Bank plc)                                              2,455,000
               7,000,000  South Placer Wastewater Auth. Rev., Series 2000 B, VRDN,
                          3.70%, 3/1/07 (FGIC) (SBBPA: State Street Bank & Trust Co.
                          and California State Teacher's Retirement)                          7,000,000
               1,500,000  Ventura County GO, 4.50%, 7/2/07                                    1,503,898
               2,975,000  Victor Valley Community College District COP, VRDN, 3.60%,
                          3/1/07 (LOC: BNP Paribas and Union Bank of California N.A.)         2,975,000
              14,000,000  Victorville Joint Powers Finance Auth. Rev., Series 2005 A,
                          (Cogeneration Facility), VRDN, 3.47%, 3/7/07 (LOC: Fortis
                          Bank SA N.V.)                                                      14,000,000
               8,400,000  Western Placer Unified School District COP, VRDN, 3.60%,
                          3/1/07 (LOC: Bank of America N.A.)                                  8,400,000
                                                                                         --------------
TOTAL INVESTMENT SECURITIES -- 99.9%                                                        501,563,986
                                                                                         --------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                                            519,851
                                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                                                 $502,083,837
                                                                                         ==============

------

California Tax-Free Money Market

Notes to Schedule of Investments

Ambac = Ambac Assurance Corporation

CIFG-TCRS = CDC IXIS Financial  Guaranty North America - Transferable  Custodial
Receipts

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

PUTTERs = Puttable Tax-Exempt Receipts

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note.  Interest reset date is indicated.  Rate shown is effective February 28, 2007.

XLCA = XL Capital Ltd.

(1) Security was purchased  under Rule 144A of the  Securities Act of 1933 or is a private  placement  and,  unless  registered  under the Act or  exempted  from registration,  may  only be  sold  to  qualified  institutional  investors.  The
aggregate   value  of   restricted   securities   at  February  28,  2007,   was
$114,981,317,  which  represented  22.9%  of  total  net  assets.  None  of  the restricted securities are considered to be illiquid.

See Notes to Financial Statements.

------

PERFORMANCE
California Limited-Term Tax-Free

Total Returns as of February 28, 2007
                                                                  Average Annual Returns
                                                                                                Since       Inception
                                   6 months(1)      1 year       5 years       10 years       Inception       Date
CALIFORNIA LIMITED-TERM
TAX-FREE                              1.56%         3.30%         2.64%         3.75%           4.06%        6/1/92

LEHMAN BROTHERS
3-YEAR MUNICIPAL BOND INDEX(2)        1.78%         3.43%         2.73%         4.01%          4.45%(3)        --

LIPPER CALIFORNIA
SHORT-INTERMEDIATE MUNICIPAL
DEBT FUNDS AVERAGE RETURNS(2)         1.81%         3.51%         2.70%         3.54%          4.12%(4)        --

Fund's Lipper Ranking as of
2/28/07(2)                             --          9 of 19       8 of 11        3 of 8        2 of 2(4)        --

Fund's Lipper Ranking as of
3/31/07(2)                             --          8 of 19       8 of 11        3 of 8        2 of 2(4)        --

(1) Total returns for periods less than one year are not annualized.

(2) Data  provided  by Lipper  Inc. - A Reuters  Company.  © 2007  Reuters.  All
rights  reserved.  Any  copying,   republication  or  redistribution  of  Lipper
content,   including  by  caching,   framing  or  similar  means,  is  expressly
prohibited  without the prior  written  consent of Lipper.  Lipper  shall not be liable  for any errors or delays in the  content,  or for any  actions  taken in reliance thereon.

  Lipper  Fund  Performance  -  Performance   data  is  total  return,   and  is
preliminary and subject to revision.

  Lipper  Rankings  -  Rankings  are based  only on the  universe  shown and are based on average  annual total  returns.  This listing  might not  represent the complete universe of funds tracked by Lipper.

  The data contained  herein has been obtained from company  reports,  financial reporting  services,  periodicals and other  resources  believed to be reliable.
Although  carefully  verified,  data on compilations is not guaranteed by Lipper and may be  incomplete.  No  offer  or  solicitations  to buy or sell any of the securities herein is being made by Lipper.

(3) Since  5/31/92,  the date  nearest the fund's  inception  for which data are available.

(4) Since  6/4/92,  the date  nearest  the fund's  inception  for which data are available.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.   As  interest  rates  rise,   bond  values  will  decline.
Investment  income  may be  subject  to  certain  state  and  local  taxes  and, depending  on your tax  status,  the  federal  alternative  minimum  tax  (AMT).
Capital gains are not exempt from state and federal income tax.

Data  assumes  reinvestment  of  dividends  and capital  gains,  and none of the charts  reflect  the  deduction  of taxes that a  shareholder  would pay on fund distributions  or the  redemption  of fund  shares.  Returns  for the  index are provided for  comparison.  The fund's total returns include  operating  expenses
(such as transaction  costs and management fees) that reduce returns,  while the total returns of the index do not.

------

California Limited-Term Tax-Free

Growth of $10,000 Over 10 Years
$10,000 investment made February 28, 1997

One-Year Returns Over 10 Years
Periods ended February 28
                           1998    1999    2000*     2001     2002   2003    2004*    2005     2006    2007
California
Limited-Term Tax-Free     5.40%   4.86%    1.20%    7.61%    5.43%   4.96%   3.08%   -0.06%   2.01%   3.30%

Lehman Brothers
3-Year Municipal Bond
Index                     5.41%   5.36%    1.43%    7.72%    6.71%   5.61%   2.92%   0.14%    1.60%   3.43%

*Period ended February 29.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.   As  interest  rates  rise,   bond  values  will  decline.
Investment  income  may be  subject  to  certain  state  and  local  taxes  and, depending  on your tax  status,  the  federal  alternative  minimum  tax  (AMT).
Capital gains are not exempt from state and federal income tax.

Data  assumes  reinvestment  of  dividends  and capital  gains,  and none of the charts  reflect  the  deduction  of taxes that a  shareholder  would pay on fund distributions  or the  redemption  of fund  shares.  Returns  for the  index are provided for  comparison.  The fund's total returns include  operating  expenses
(such as transaction  costs and management fees) that reduce returns,  while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
California Limited-Term Tax-Free

Portfolio Managers: Alan Kruss and Steven Permut

Our portfolio  manager listing changed since our last report,  with the addition of Steven Permut. Mr. Permut,  senior vice president,  senior portfolio manager, and a  member  of  the  portfolio  management  team  since  July  2001,  is  the portfolio's  Macro  Strategy  Team  representative.  The Macro  Strategy Team is responsible  for  periodically  adjusting the portfolio's  strategic  investment parameters based on economic and market conditions.

PERFORMANCE SUMMARY

California  Limited-Term  Tax-Free (Cal  Limited-Term)  returned  1.56%* for the six months  ended  February  28,  2007.  Income  comprised  the  majority of the return,  with  the  fund's  net  asset  value  finishing  the  six-month  period approximately  where it began.  The average return of the portfolio's peer group
(22  California  Short-Intermediate  Municipal Debt Funds tracked by Lipper) was
1.81%, while the Lehman Brothers 3-Year Municipal Bond Index returned 1.78%.

As discussed  in the Market  Perspective  on page 2, a pause in Federal  Reserve
(the  Fed)  interest  rate  activity,   modest  economic  growth,  stock  market
volatility,  and concerns  surrounding subprime mortgage lenders boosted returns
for  bonds  during  the  six-month   period.   With  Treasury  yields  remaining
relatively  low,  yield-hungry  investors  sought  lower-rated,  higher-yielding municipal bond types,  including  airline and tobacco  bonds,  and bonds subject to the  alternative  minimum  tax (AMT).  The Lipper peer group  includes  funds that invest in airline,  tobacco bonds and AMT bonds. Cal Limited-Term  does not invest in those  securities,  which put the portfolio at a  disadvantage  versus the peer group during the reporting period.

YIELD SUMMARY

Cal  Limited-Term's  investment  objectives  are to seek safety of principal and high current  income that is exempt from federal and  California  income  taxes.
As of February 28, 2007, Cal  Limited-Term's  30-day SEC yield was 3.34%,  which translated  into  attractive  tax-equivalent  yields mostly above 5% as shown in the table above.

Portfolio at a Glance
                                               As of          As of
                                              2/28/07        8/31/06
Weighted Average Maturity                     3.1 yrs        3.9 yrs
Average Duration (Modified)                   2.7 yrs        3.3 yrs

Yields as of February 28, 2007
30-DAY SEC YIELD
                                                              3.34%
30-DAY TAX-EQUIVALENT YIELDS*
31.98% Tax Bracket                                            4.91%
34.70% Tax Bracket                                            5.11%
39.23% Tax Bracket                                            5.50%
41.05% Tax Bracket                                            5.67%

*The tax  brackets  indicated  are for  combined  state and federal  income tax.
Actual  tax-equivalent  yields  may be  lower,  if  alternative  minimum  tax is applicable.

*Total returns for periods less than one year are not annualized.

------

California Limited-Term Tax-Free

PORTFOLIO BENEFITED FROM TWO MARKET TRENDS

Unlike the  flat-to-inverted  Treasury  yield curve,  the municipal  yield curve entered the period with a positive  slope  (longer-term  yields were higher than shorter-term).  Investors reaching for yield looked to municipals,  particularly the  higher-yielding  longer-maturity  and lower-rated  issues. As a result, the gap (spread)  between the yields of long-term  and  short-term  bonds  decreased with this demand  (causing the municipal  yield curve to "flatten")  and spreads
between   investment-grade  and   non-investment-grade   bonds  compressed.   We
anticipated these trends and positioned the portfolio to benefit from them.

PORTFOLIO STRATEGIES: BARBELL AND BBB OVERWEIGHT

We used a slight  "barbell" bond maturity  structure to improve the  portfolio's performance  as the  municipal  yield  curve  flattened.  (A barbell is when the portfolio  has  larger  positions  at its  short-  and  long-maturity  ends with relatively  smaller  positions  in between.) We also held what we believe was an overweight  position  (compared  with  competitor  portfolios  we  track) in BBB securities.  This position  boosted the  portfolio's  yield and  contributed  to total return as BBB  securities  outperformed  higher-rated  securities  for the reporting  period.  However,  returns were tempered somewhat when we reduced the portfolio's interest rate sensitivity (duration) during the six-month period.

STARTING POINT FOR THE NEXT REPORT PERIOD

Having  benefited  from our  portfolio  strategies,  we  became  more  defensive toward the end of the  reporting  period,  reducing the  longer-maturity  end of the barbell  structure  to shorten the  portfolio's  average  maturity.  Most of this  portfolio's  return  typically  comes from its yield,  so we  continued to work to maximize that return  component  while  maintaining  our credit  quality
and  investment   standards  and   parameters.   One  of  our  most   successful
yield-enhancement  endeavors  is our position in Puerto Rico  commercial  paper, which  provides a competitive  level of both state and federal  tax-free  income for California investors.

As our next  reporting  period  began,  we watched for signs of slower  economic growth,  possible Fed activity  later in the year,  and other factors that could affect municipal demand and change the shape of the municipal yield curve.

Top Five Sectors as of February 28, 2007
                                                             % of fund
                                                            investments
General Obligation (GO)                                         22%
Industrial Development Revenue                                  11%
Electric Revenue                                                10%
Certificate of Participation (COPs)/Leases                      8%
Water and Sewer Revenue                                         8%

Portfolio Composition by Credit Rating
                                                   % of fund               % of fund
                                                  investments             investments
                                                     as of                   as of
                                                    2/28/07                 8/31/06
AAA                                                   56%                     61%
AA                                                    14%                      4%
A                                                     8%                       8%
BBB                                                   18%                     23%
Not Rated                                             4%                       4%

Ratings  provided by independent  research  companies.  These ratings are listed in Standard & Poor's format even if they were provided by other sources.

------

SCHEDULE OF INVESTMENTS
California Limited-Term Tax-Free

FEBRUARY 28, 2007 (UNAUDITED)

Principal Amount                                                                                  Value

Municipal Securities -- 83.5%

CALIFORNIA -- 69.3%
             $ 3,000,000  California Department of Water Resources & Power Supply Rev.,
                          Series 2002 A, 5.50%, 5/1/08                                         $ 3,064,320
               3,000,000  California Economic Recovery GO, Series 2004 A, 5.00%, 7/1/11
                          (MBIA)                                                                 3,172,860
                 200,000  California Educational Facilities Auth. Rev., (University of
                          the Pacific), 5.00%, 11/1/10                                             209,302
                 200,000  California Educational Facilities Auth. Rev., (University of
                          the Pacific), 5.00%, 11/1/11                                             211,366
                 195,000  California Educational Facilities Auth. Rev., (University of
                          the Pacific), 5.00%, 11/1/12                                             208,014
                 200,000  California Educational Facilities Auth. Rev., (University of
                          the Pacific), 5.00%, 11/1/13                                             215,182
                 200,000  California Educational Facilities Auth. Rev., (University of
                          the Pacific), 5.00%, 11/1/14                                             216,780
                 200,000  California Educational Facilities Auth. Rev., (University of
                          the Pacific), 5.00%, 11/1/15                                             217,708
                 200,000  California Educational Facilities Auth. Rev., (University of
                          the Pacific), 5.00%, 11/1/16                                             217,246
                 200,000  California Educational Facilities Auth. Rev., (University of
                          the Pacific), 5.00%, 11/1/17                                             216,632
               4,275,000  California GO, 6.50%, 2/1/08 (Ambac)                                   4,388,415
               2,500,000  California GO, 4.50%, 10/1/08 (FSA)                                    2,538,500
               2,500,000  California GO, 5.00%, 12/1/09 (Ambac)                                  2,595,775
               3,000,000  California GO, 5.00%, 3/1/10 (XLCA)                                    3,121,500
               1,000,000  California GO, 5.50%, 3/1/11 (XLCA-ICR)                                1,070,520
               1,075,000  California Infrastructure & Economic Development Bank Rev.,
                          Series 2006 A, (California Science Center Phase II), 4.25%,
                          5/1/13 (FGIC)                                                          1,111,830
               1,605,000  California Mobilehome Park Financing Auth. Rev., Series 2006
                          A, (Union City Tropics), 3.80%, 12/15/11                               1,601,934

Principal Amount                                                                                  Value

              $1,450,000  California Public Works Board Lease Rev., Series 2005 A,
                          (Department General Services - Butterfield), 5.00%, 6/1/15           $ 1,574,193
               1,000,000  California State University Fresno Association Inc. Rev.,
                          (Auxiliary Organization Event Center), 5.00%, 7/1/12(1)                1,066,680
               1,130,000  Carson Redevelopment Agency Residential Mortgage COP, (Area
                          No. 1), 5.50%, 10/1/11 (MBIA)(2)                                       1,220,084
                 895,000  Central California Joint Powers Health Financing Auth. COP,
                          (Community Hospitals), 5.125%, 2/1/08                                    900,746
               1,245,000  Central California Joint Powers Health Financing Auth. COP,
                          (Community Hospitals), 5.125%, 2/1/09(2)                               1,261,098
                 675,000  Central California Joint Powers Health Financing Auth. COP,
                          (Community Hospitals), 5.25%, 2/1/10                                     690,282
                 860,000  Central California Joint Powers Health Financing Auth. COP,
                          (Community Hospitals), 5.25%, 2/1/11                                     885,275
               1,005,000  Central California Joint Powers Health Financing Auth. COP,
                          (Community Hospitals), 5.25%, 2/1/13                                   1,005,724
               1,070,000  Chaffey Community College District GO, Series 2002 A, 4.25%,
                          7/1/11 (FSA)(2)                                                        1,100,506
               2,065,000  Coast Community College District GO, Series 2006 B, (2002
                          Election), 5.00%, 8/1/17 (FSA)(2)                                      2,273,978
               1,415,000  Del Mar Race Track Auth. Rev., 5.00%, 8/15/10                          1,462,403
               1,190,000  Imperial Irrigation District COP, (Water Systems), 5.50%,
                          7/1/09 (Ambac)(2)                                                      1,241,503
               1,755,000  Industry Urban Development Agency Tax Allocation Rev., 4.50%,
                          5/1/11 (MBIA)(2)                                                       1,766,355
                 825,000  Irvine Unified School District Financing Auth. Special Tax
                          Rev., Series 2006 A, 4.50%, 9/1/13                                       828,927
                 635,000  Irvine Unified School District Financing Auth. Special Tax
                          Rev., Series 2006 A, 4.75%, 9/1/16                                       648,646

------

California Limited-Term Tax-Free

Principal Amount                                                                                  Value

               $ 110,000  Lancaster Financing Auth. Tax Allocation Rev., (Projects No.
                          5 & 6), 3.80%, 2/1/10                                                  $ 109,360
                 120,000  Lancaster Financing Auth. Tax Allocation Rev., (Projects No.
                          5 & 6), 4.00%, 2/1/11                                                    120,157
                 125,000  Lancaster Financing Auth. Tax Allocation Rev., (Projects No.
                          5 & 6), 4.30%, 2/1/13                                                    127,076
                 750,000  Long Beach Bond Finance Auth. GO, Series 2002 A, (North Long
                          Beach Redevelopment), 5.00%, 8/1/10 (Ambac)                              784,148
               2,315,000  Long Beach Bond Finance Auth. GO, Series 2002 A, (North Long
                          Beach Redevelopment), 5.00%, 8/1/11 (Ambac)(2)                         2,446,700
                 500,000  Los Angeles Community Redevelopment Agency Parking System
                          Rev., (Cinerama Dome Public Package), 4.75%, 7/1/07 (ACA)                501,605
                 615,000  Los Angeles Community Redevelopment Agency Parking System
                          Rev., (Cinerama Dome Public Package), 4.875%, 7/1/08 (ACA)               623,536
               2,100,000  Los Angeles County Metropolitan Transportation Auth. Sales
                          Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/11 (FSA)(2)          2,242,800
               3,130,000  Los Angeles Department of Water & Power Rev., Series 2001
                          AA1, (Power Systems), 5.25%, 7/1/10 (MBIA)(2)                          3,298,644
                 575,000  Lynwood Public Financing Auth. COP, 4.125%, 9/1/12 (Ambac)               589,818
               1,550,000  Murrieta Valley Unified School District Public Financing
                          Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/09 (AGC)(2)          1,567,159
               1,255,000  Murrieta Valley Unified School District Public Financing
                          Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/11 (AGC)(2)          1,275,820
               1,690,000  Murrieta Valley Unified School District Public Financing
                          Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)(2)          1,725,456
               3,000,000  Oakland Joint Powers Financing Auth. Lease Rev., (Convention
                          Centers), 5.25%, 10/1/08 (Ambac)(2)                                    3,078,840

Principal Amount                                                                                  Value

             $ 1,225,000  Oceanside COP, Series 2003 A, 5.00%, 4/1/11 (Ambac)(2)               $ 1,288,957
                 650,000  Orange County Community Facilities District Special Tax Rev.,
                          Series 2005 A, (No. 04-1-Ladera Ranch), 3.50%, 8/15/10                   632,710
                 760,000  Orange County Community Facilities District Special Tax Rev.,
                          Series 2005 A, (No. 04-1-Ladera Ranch), 3.80%, 8/15/11                   744,610
                 825,000  Orange County Community Facilities District Special Tax Rev.,
                          Series 2005 A, (No. 04-1-Ladera Ranch), 3.90%, 8/15/12                   807,692
                 700,000  Orange County Community Facilities District Special Tax Rev.,
                          Series 2005 A, (No. 04-1-Ladera Ranch), 4.10%, 8/15/13                   690,956
               1,135,000  Orange County Community Facilities District Special Tax Rev.,
                          Series 2005 A, (No. 04-1-Ladera Ranch), 4.25%, 8/15/14                 1,129,246
                 275,000  Orange County Improvement Bond Act of 1915 Special
                          Assessment, (Newport Coast Phase IV Assessment District No.
                          01-1), 4.30%, 9/2/14                                                     272,858
                 325,000  Orange County Improvement Bond Act of 1915 Special
                          Assessment, (Newport Coast Phase IV Assessment District No.
                          01-1), 4.45%, 9/2/15                                                     325,068
                 250,000  Orange County Improvement Bond Act of 1915 Special
                          Assessment, (Newport Coast Phase IV Assessment District No.
                          01-1), 4.55%, 9/2/16                                                     249,540
               1,230,000  Orange County Refunding Recovery Rev., Series 1995 A, 6.00%,
                          6/1/08 (MBIA)(2)                                                       1,267,527
               1,800,000  Poway Unified School District Special Tax Rev., (Community
                          Facilities District No. 1), 5.00%, 10/1/07 (MBIA)(2)                   1,815,876
                 585,000  Rancho Water District Financing Auth. Rev., Series 2001 A,
                          5.00%, 8/1/07 (FSA)                                                      588,633
               1,650,000  Riverside Sewer Rev., 7.00%, 8/1/07 (FGIC)(2)                          1,673,810
               3,800,000  Sacramento County Sanitation District Financing Auth. Rev.,
                          Series 2000 A, 5.10%, 12/1/09(2)                                       3,948,389

------

California Limited-Term Tax-Free

Principal Amount                                                                                  Value

             $ 3,000,000  Sacramento Municipal Utility District Electric Rev., Series
                          2003 S, 5.00%, 11/15/11 (MBIA)(2)                                    $ 3,186,870
               1,005,000  San Bernardino County Redevelopment Agency Tax Allocation
                          Rev., Series 2005 A, (San Sevaine), 5.00%, 9/1/15 (RADIAN)(2)          1,080,023
               2,000,000  Santa Clara County Financing Auth. Lease Rev., Series 2000 B,
                          (Multiple Facilities), 5.50%, 5/15/07 (Ambac)                          2,008,140
               1,210,000  Shasta Lake Public Finance Auth. Rev., 3.75%, 4/1/09                   1,204,192
               1,000,000  Shasta Lake Public Finance Auth. Rev., 4.00%, 4/1/12                   1,002,710
               1,530,000  Shasta Lake Public Finance Auth. Rev., 4.50%, 4/1/15                   1,575,992
               1,135,000  Solano County COP, 5.00%, 11/1/13 (MBIA)                               1,224,642
               1,250,000  South Orange County Public Financing Auth. Special Tax Rev.,
                          Series 1994 C, (Foothill Area), 7.50%, 8/15/07 (FGIC)                  1,272,425
               2,000,000  South Orange County Public Financing Auth. Special Tax Rev.,
                          Series 2003 A, (Senior Lien), 5.00%, 9/1/12 (MBIA)                     2,138,260
               1,080,000  South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A,
                          5.00%, 10/1/13 (Ambac)                                                 1,166,346
               1,195,000  South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A,
                          5.00%, 10/1/15 (Ambac)                                                 1,309,326
                 785,000  Turlock COP, (Emanuel Medical Center Inc.), 4.25%, 10/15/09              787,779
                 820,000  Turlock COP, (Emanuel Medical Center Inc.), 4.50%, 10/15/10              830,512
                 895,000  Turlock COP, (Emanuel Medical Center Inc.), 5.00%, 10/15/12              931,212
                 985,000  Turlock COP, (Emanuel Medical Center Inc.), 5.00%, 10/15/14            1,031,295
               2,175,000  Turlock Irrigation District Rev., Series 2003 A, 5.00%,
                          1/1/13 (MBIA)                                                          2,331,078

Principal Amount                                                                                  Value

             $ 1,000,000  Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(1)       $ 1,085,760
               1,145,000  Val Verde Unified School District COP, 5.25%, 1/1/15,
                          Prerefunded at 100% of Par (FGIC)(1)                                   1,271,786
                                                                                            --------------
                                                                                               101,669,623
                                                                                            --------------
GUAM -- 3.5%
               5,000,000  Guam Government Limited Obligation Rev., Series 2001 A,
                          5.00%, 12/1/09 (FSA)(2)                                                5,177,300
                                                                                            --------------
NORTHERN MARIANA ISLANDS -- 1.5%
                 675,000  Northern Mariana Islands GO, Series 2000 A, 5.50%, 6/1/07
                          (ACA)                                                                    677,639
               1,430,000  Northern Mariana Islands GO, Series 2000 A, 5.75%, 6/1/10
                          (ACA)                                                                  1,505,647
                                                                                            --------------
                                                                                                 2,183,286
                                                                                            --------------
PUERTO RICO -- 7.3%
               1,500,000  Children's Trust Fund Tobacco Settlement Rev., 5.00%,
                          7/1/08(1)                                                              1,529,070
               1,000,000  Government Development Bank of Puerto Rico Rev., Series 2006
                          B, 5.00%, 12/1/15                                                      1,079,120
               1,500,000  Puerto Rico Electric Power Auth. Rev., Series 1999 FF, 5.25%,
                          7/1/09 (MBIA)                                                          1,555,545
               1,750,000  Puerto Rico GO, Series 2004 A, 5.00%, 7/1/12                           1,828,610
               1,500,000  Puerto Rico Infrastructure Financing Auth. Special Tax Rev.,
                          Series 2006 B, 4.50%, 7/1/11                                           1,536,465
               3,000,000  University of Puerto Rico Rev., Series 2006 Q, 5.00%, 6/1/13           3,182,700
                                                                                            --------------
                                                                                                10,711,510
                                                                                            --------------
U.S. VIRGIN ISLANDS -- 1.9%
                 500,000  Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/14                 532,780
                 500,000  Virgin Islands Public Finance Auth. Rev., 5.25%, 10/1/14                 540,555
                 170,000  Virgin Islands Public Finance Auth. Rev., 5.25%, 10/1/15                 184,193
               1,500,000  Virgin Islands Public Finance Auth. Rev., Series 1998 C,
                          (Senior Lien Fund), 5.50%, 10/1/07                                     1,514,806
                                                                                            --------------
                                                                                                 2,772,334
                                                                                            --------------
TOTAL MUNICIPAL SECURITIES
(Cost $120,749,580)                                                                            122,514,053
                                                                                            --------------

------

California Limited-Term Tax-Free

Principal Amount                                                                                  Value

Short-Term Municipal Securities -- 14.9%

CALIFORNIA -- 4.3%
               $ 100,000  California Department of Water Resources & Power Supply Rev.,
                          Series 2002 B2, VRDN, 3.55%, 3/1/07 (LOC: BNP Paribas)                 $ 100,000
                 250,000  California Department of Water Resources & Power Supply Rev.,
                          Series 2002 B5, VRDN, 3.56%, 3/1/07 (LOC: Bayerische
                          Landesbank, Westdeutsche Landesbank AG)                                  250,000
                 525,000  California Department of Water Resources & Power Supply Rev.,
                          Series 2005 F5, VRDN, 3.55%, 3/1/07 (LOC: Citibank N.A.)                 525,000
               2,080,000  California Statewide Communities Development Auth. Rev.,
                          Series 2007 B, (Kaiser Permanente), VRDN, 4.37%, 5/1/07                2,083,120
                 850,000  Orange County Sanitation District COP, Series 2000 B, VRDN,
                          3.54%, 3/1/07 (SBBPA: Dexia Public Finance Bank)                         850,000
               2,500,000  Sacramento County Sanitation District Financing Auth. Rev.,
                          Series 2007 B, VRDN, 4.12%, 6/1/07 (FGIC)(3)                           2,500,000
                                                                                            --------------
                                                                                                 6,308,120
                                                                                            --------------

Principal Amount                                                                                  Value

PUERTO RICO -- 10.6%
             $ 1,500,000  Government Development Bank of Puerto Rico Rev., 4.00%,
                          3/26/07                                                              $ 1,499,880
               2,259,000  Government Development Bank of Puerto Rico Rev., 4.10%,
                          4/13/07                                                                2,258,819
               2,500,000  Government Development Bank of Puerto Rico Rev., 4.10%, 5/4/07         2,499,675
               1,710,000  Government Development Bank of Puerto Rico Rev., 4.05%, 5/7/07         1,709,607
               3,000,000  Government Development Bank of Puerto Rico Rev., 4.05%, 5/9/07         2,999,280
               2,000,000  Government Development Bank of Puerto Rico Rev., 4.10%, 5/9/07         1,999,700
               1,000,000  Government Development Bank of Puerto Rico Rev., 4.05%, 6/7/07         1,000,000
               1,520,000  Government Development Bank of Puerto Rico Rev., 4.08%,
                          6/29/07                                                                1,519,559
                                                                                            --------------
                                                                                                15,486,520
                                                                                            --------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $21,794,000)                                                                              21,794,640
                                                                                            --------------
TOTAL INVESTMENT SECURITIES -- 98.4%
(Cost $142,543,580)                                                                            144,308,693
                                                                                            --------------
OTHER ASSETS AND LIABILITIES -- 1.6%                                                             2,361,586
                                                                                            --------------
TOTAL NET ASSETS -- 100.0%                                                                    $146,670,279
                                                                                            ==============

Futures Contracts
                                                                 Underlying Face
         Contracts Purchased              Expiration Date        Amount at Value        Unrealized Gain (Loss)
  113     U.S. Treasury 2-Year Notes         June 2007             $23,159,703                  $70,371
                                                                  =============              =============

                                                                 Underlying Face
           Contracts Sold                 Expiration Date        Amount at Value        Unrealized Gain (Loss)
   100    U.S. Treasury 10-Year Notes        June 2007             $10,859,375                 $(91,631)
                                                                    =============            =============

------

California Limited-Term Tax-Free

Notes to Schedule of Investments

ACA = American Capital Access

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note.  Interest reset date is indicated.  Rate shown is effective February 28, 2007.

XLCA = XL Capital Ltd.

XLCA-ICR = XL Capital Ltd. -- Insured Custodial Receipts

(1)  Escrowed  to  maturity  in U.S.  government  securities  or state and local government securities.

(2)  Security,  or a  portion  thereof,  has  been  segregated  for  when-issued securities and/or futures contracts.

(3) When-issued security.

See Notes to Financial Statements.

------

PERFORMANCE
California Tax-Free Bond

Total Returns as of February 28, 2007
                                                                      Average Annual Returns
                                                                                                  Since       Inception
                                      6 months(1)      1 year       5 years        10 years     Inception        Date
CALIFORNIA TAX-FREE BOND                 2.29%         4.17%         3.81%          4.71%         5.98%        11/9/83

LEHMAN BROTHERS MUNICIPAL 5-YEAR
GO INDEX                                 1.83%         3.60%         3.66%          4.66%       6.42%(2)          --

LIPPER CALIFORNIA INTERMEDIATE
MUNICIPAL DEBT FUNDS AVERAGE
RETURNS(3)                               1.94%         3.65%         3.43%          4.46%       5.99%(4)          --

Fund's Lipper Ranking as of
2/28/07(3)                                 --         15 of 49     11 of 33        5 of 16      1 of 1(4)         --

Fund's Lipper Ranking as of
3/31/07(3)                                 --         13 of 49      9 of 34        5 of 16      1 of 1(4)         --

(1) Total returns for periods less than one year are not annualized.

(2) Since  10/31/83,  the date nearest the fund's  inception  for which data are available.

(3) Data  provided  by Lipper  Inc. - A Reuters  Company.  © 2007  Reuters.  All
rights  reserved.  Any  copying,   republication  or  redistribution  of  Lipper
content,   including  by  caching,   framing  or  similar  means,  is  expressly
prohibited  without the prior  written  consent of Lipper.  Lipper  shall not be liable  for any errors or delays in the  content,  or for any  actions  taken in reliance thereon.

  Lipper  Fund  Performance  -  Performance   data  is  total  return,   and  is
preliminary and subject to revision.

  Lipper  Rankings  -  Rankings  are based  only on the  universe  shown and are based on average  annual total  returns.  This listing  might not  represent the complete universe of funds tracked by Lipper.

  The data contained  herein has been obtained from company  reports,  financial reporting  services,  periodicals and other  resources  believed to be reliable.
Although  carefully  verified,  data on compilations is not guaranteed by Lipper and may be  incomplete.  No  offer  or  solicitations  to buy or sell any of the securities herein is being made by Lipper.

(4) Since  11/10/83,  the date nearest the fund's  inception  for which data are available.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.   As  interest  rates  rise,   bond  values  will  decline.
Investment  income  may be  subject  to  certain  state  and  local  taxes  and, depending  on your tax  status,  the  federal  alternative  minimum  tax  (AMT).
Capital gains are not exempt from state and federal income tax.

Data  assumes  reinvestment  of  dividends  and capital  gains,  and none of the charts  reflect  the  deduction  of taxes that a  shareholder  would pay on fund distributions  or the  redemption  of fund  shares.  Returns  for the  index are provided for  comparison.  The fund's total returns include  operating  expenses
(such as transaction  costs and management fees) that reduce returns,  while the total returns of the index do not.

------

California Tax-Free Bond

Growth of $10,000 Over 10 Years
$10,000 investment made February 28, 1997

One-Year Returns Over 10 Years
Periods ended February 28
                      1998     1999     2000*      2001      2002      2003    2004*    2005     2006      2007
California
Tax-Free Bond        7.60%    5.46%    -0.84%     10.17%    5.98%     6.54%    4.58%    1.05%     2.81%    4.17%

Lehman Brothers
Municipal 5-Year
GO Index             6.50%    5.72%     0.09%     9.51%     6.75%     7.50%    4.66%    0.64%     2.04%    3.60%

*Period ended February 29.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.   As  interest  rates  rise,   bond  values  will  decline.
Investment  income  may be  subject  to  certain  state  and  local  taxes  and, depending  on your tax  status,  the  federal  alternative  minimum  tax  (AMT).
Capital gains are not exempt from state and federal income tax.

Data  assumes  reinvestment  of  dividends  and capital  gains,  and none of the charts  reflect  the  deduction  of taxes that a  shareholder  would pay on fund distributions  or the  redemption  of fund  shares.  Returns  for the  index are provided for  comparison.  The fund's total returns include  operating  expenses
(such as transaction  costs and management fees) that reduce returns,  while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
California Tax-Free Bond

Portfolio Managers: Alan Kruss and Steven Permut

Effective January 1, 2007, Mr. Kruss, vice president,  portfolio manager,  and a member  of  the  portfolio  management  team  since  April  2006,  assumed  lead portfolio  manager  responsibilities  from  Robert  Miller,  who  remains on the management  team but now  focuses  his  day-to-day  efforts  on other  municipal portfolios.  Mr. Permut, senior vice president,  senior portfolio manager, and a member of the  portfolio  management  team since July 2001,  is the  portfolio's
Macro Strategy Team  representative.  The Macro Strategy Team is responsible for periodically  adjusting the portfolio's  strategic  investment  parameters based on economic and market conditions.

PERFORMANCE SUMMARY

California  Tax-Free  Bond (Cal  Tax-Free)  returned  2.29%*  for the six months ended  February 28, 2007,  outperforming  both its Lipper peer group average (49
California  Intermediate  Municipal Debt Funds) and the Lehman  Brothers  5-Year
GO Index,  which  returned  1.94% and  1.83%,  respectively.  In  addition,  the portfolio's  one-,  five-,  and 10-year  returns for the periods ended  February
28, 2007, outpaced both its Lipper peer group average and the Lehman index.

As discussed  in the Market  Perspective  on page 2, a pause in Federal  Reserve
(the Fed)  activity,  modest  economic  growth,  stock  market  volatility,  and concerns  surrounding  subprime  mortgage  lenders boosted absolute bond returns during the period.  Cal  Tax-Free  outperformed  its Lipper peer average and the
Lehman index because we anticipated  and  successfully  positioned the portfolio to benefit from two market trends, described below.

YIELD SUMMARY

Cal  Tax-Free's  investment  objectives are to seek safety of principal and high current  income that is exempt from federal and California  income taxes.  As of
February  28,  2007,  the  portfolio's   30-day  SEC  yield  was  3.45%,   which
translated  into  attractive  tax-equivalent  yields  above  5%, as shown in the
table  above.   We  should  point  out  that  we  achieved  this  yield  without purchasing bonds subject to the alternative minimum tax.

Portfolio at a Glance
                                                As of         As of
                                               2/28/07       8/31/06
Weighted Average Maturity                      8.4 yrs       8.9 yrs
Average Duration (Modified)                    4.7 yrs       4.9 yrs

Yields as of February 28, 2007
30-DAY SEC YIELD
                                                              3.45%
30-DAY TAX-EQUIVALENT YIELDS*
31.98% Tax Bracket                                             5.07%
34.70% Tax Bracket                                            5.28%
39.23% Tax Bracket                                            5.68%
41.05% Tax Bracket                                            5.85%

*The tax  brackets  indicated  are for  combined  state and federal  income tax.
Actual  tax-equivalent  yields  may be  lower,  if  alternative  minimum  tax is applicable.

*Total returns for periods less than one year are not annualized.

------

California Tax-Free Bond

PORTFOLIO BENEFITED FROM TWO MARKET TRENDS

Unlike the  flat-to-inverted  Treasury  yield curve,  the municipal  yield curve entered the period with a positive  slope  (longer-term  yields were higher than shorter-term).  Investors reaching for yield looked to municipals,  particularly the  higher-yielding  longer-maturity  and lower-rated  issues. As a result, the gap (spread)  between the yields of long-term  and  short-term  bonds  decreased with this demand  (causing the municipal  yield curve to "flatten")  and spreads
between   investment-grade  and   non-investment-grade   bonds  compressed.   We
anticipated these trends and positioned the portfolio to benefit from them.

PORTFOLIO STRATEGIES: BARBELL AND BBB OVERWEIGHT

To benefit  from  anticipated  strength  in  long-maturity  municipal  bonds and
"flattening"  of the municipal  yield curve,  we  maintained a slight  "barbell"
bond maturity structure,  which emphasized short- and long-term  securities with a relatively  underweight position in  intermediate-term  notes. The portfolio's interest rate  sensitivity  (duration)  was also extended by what we believe was approximately 0.2 of a year beyond that of competitive portfolios we track.

These strategies  rewarded us as  long-maturity  bonds rallied and the municipal yield  curve  flattened,  narrowing  the spread  between  2-year and 30-year AAA municipals by 27 basis points.  An overweight  position in BBB  securities  also contributed  to  performance  as bonds in this credit  sector  outperformed  AAA municipals.

STARTING POINT FOR THE NEXT REPORT PERIOD

Having  reaped  the  benefits  of our  strategic  positioning,  we  became  more
defensive,   anticipating   greater   rewards   from   yield   than   from  bond
appreciation.  As the reporting period concluded,  we brought the portfolio back to a more neutral  position,  shortening  duration to what we believe was 0.1 of a year less than  competitive  portfolios,  and reducing  the fund's  barbell by selling  long-term  bonds.  We also looked to increase the  portfolio's  average credit quality.

We made these changes in anticipation of weakening  economic  conditions that we believe could favor  long-maturity  Treasury bond performance over long-maturity municipals  in the  near-term  and could  make the  Treasury  yield  curve  more attractive  to  investors  over the  longer-term  (assuming  the Fed cuts  rates later this year and the  Treasury  yield curve  steepens).  We think  municipals would lose some of their appeal under these conditions.

Top Five Sectors as of February 28, 2007
                                                                   % of fund
                                                                  investments
General Obligation (GO)                                               21%
Certificate of Participation (COPs)/Leases                            15%
Prerefunded                                                           12%
Tax Allocation/Tax Increment                                          11%
Electric Revenue                                                      9%

Portfolio Composition by Credit Rating
                                                 % of fund         % of fund
                                                investments       investments
                                                   as of             as of
                                                  2/28/07           8/31/06
AAA                                                 62%               69%
AA                                                  15%                5%
A                                                   9%                 9%
BBB                                                 13%               16%
Not Rated                                           1%                 1%

Ratings  provided by independent  research  companies.  These ratings are listed in Standard & Poor's format even if they were provided by other sources.

------

SCHEDULE OF INVESTMENTS
California Tax-Free Bond

FEBRUARY 28, 2007 (UNAUDITED)

Principal Amount                                                                                Value

Municipal Securities -- 89.6%

CALIFORNIA -- 81.3%
             $ 5,565,000  Acalanes Union High School District GO, Series 2005 B,
                          5.25%, 8/1/24 (FSA)                                              $ 6,123,002
               2,825,000  Alameda County COP, (Santa Rita Jail), 5.375%, 6/1/09
                          (MBIA)(1)                                                          2,874,099
               1,385,000  Alameda County COP, Series 2001 A, 5.375%, 12/1/15 (MBIA)          1,496,922
               1,000,000  Antelope Valley Community College District GO, 5.00%,
                          8/1/18 (MBIA)                                                      1,098,360
               3,925,000  Banning Utility Auth. Rev., (Refunding and Improvement
                          Projects), 5.25%, 11/1/35 (FGIC)                                   4,336,772
               7,000,000  California Department of Water Resources & Power Supply
                          Rev., Series 2002 A, 5.375%, 5/1/12, Prerefunded at 101% of
                          Par (XLCA)(1)                                                      7,658,839
               3,750,000  California Department of Water Resources & Power Supply
                          Rev., Series 2002 A, 5.50%, 5/1/12                                 4,060,463
               1,250,000  California Department of Water Resources Rev., Series 2001
                          W, 5.50%, 12/1/17                                                  1,348,963
               1,255,000  California Educational Facilities Auth. Rev., (College
                          Arts), 5.00%, 6/1/26                                               1,308,789
               4,000,000  California Educational Facilities Auth. Rev., (Golden Gate
                          University), 5.50%, 10/1/18                                        4,164,080
               1,070,000  California Educational Facilities Auth. Rev., (Scripps
                          College), 5.25%, 8/1/16                                            1,132,574
               1,605,000  California Educational Facilities Auth. Rev., Series 2000
                          B, (Pooled College & University Projects), 6.625%, 6/1/20          1,731,169
               2,500,000  California Educational Facilities Auth. Rev., Series 2004
                          C, (Lutheran University), 5.00%, 10/1/24                           2,638,750
                 495,000  California GO, 8.00%, 11/1/07 (FGIC)                                 509,746
               4,480,000  California GO, 6.00%, 10/1/09 (Ambac)                              4,751,040
               3,350,000  California GO, 5.75%, 4/1/10 (Ambac)                               3,562,859

Principal Amount                                                                                Value

             $ 7,650,000  California GO, 5.25%, 10/1/10, Prerefunded at 100% of Par
                          (FGIC-TCRS)(1)                                                   $ 8,085,973
               5,000,000  California GO, 5.50%, 4/1/12 (MBIA)                                5,436,999
               2,350,000  California GO, 5.25%, 10/1/14 (FGIC-TCRS)                          2,477,041
               7,590,000  California GO, 5.00%, 6/1/16                                       8,200,311
               5,000,000  California GO, 5.00%, 3/1/24                                       5,365,299
               2,000,000  California Health Facilities Financing Auth. Rev., Series
                          1998 A, (Kaiser Permanente), 5.25%, 6/1/11 (FSA)                   2,078,880
               3,000,000  California Health Facilities Financing Auth. Rev., Series
                          2006 A, (Kaiser Permanente), 5.25%, 4/1/39                         3,211,080
               1,000,000  California Infrastructure & Economic Development Bank Rev.,
                          Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20        1,028,460
               1,075,000  California Mobilehome Park Financing Auth. Rev., Series
                          2000 A, (Union City Tropics), 5.375%, 8/15/10 (ACA)                1,156,883
               2,000,000  California Public Works Board Lease Rev., Series 2005 A,
                          (Department General Services - Butterfield), 5.00%, 6/1/23         2,131,400
               2,165,000  California Public Works Board Lease Rev., Series 2006 A,
                          (Various California State University Projects), 5.00%,
                          10/1/11                                                            2,286,067
               3,000,000  California Public Works Board Lease Rev., Series 2006 A,
                          (Various California State University Projects), 5.25%,
                          10/1/17 (FGIC)                                                     3,387,480
               2,000,000  California Public Works Board Lease Rev., Series 2006 E,
                          (University of California Research Project), 5.00%, 10/1/25        2,163,760
               4,545,000  California Public Works Board Lease Rev., Series 2006 E,
                          (University of California Research Project), 5.00%, 10/1/26        4,909,600
               1,000,000  California Public Works Board Lease Rev., Series 2006 F,
                          (Department of Corrections and Rehabilitation - Monterey
                          County State Prison), 5.25%, 11/1/18 (FGIC)                        1,131,110

------

California Tax-Free Bond

Principal Amount                                                                                Value

               $ 650,000  California Special Districts Association Finance Corp. COP,
                          Series 2005 RR, 5.00%, 8/1/25 (XLCA)                               $ 709,930
               3,100,000  California State University Fresno Association Inc. Rev.,
                          (Auxiliary Organization Event Center), 5.25%, 7/1/12,
                          Prerefunded at 101% of Par(1)                                      3,369,669
               1,500,000  California State University Fresno Association Inc. Rev.,
                          (Auxiliary Organization Event Center), 6.00%, 7/1/12,
                          Prerefunded at 101% of Par(1)                                      1,684,665
               1,250,000  California State University System Rev., Series 2002 A,
                          5.375%, 11/1/18 (Ambac)                                            1,357,888
               3,230,000  California Statewide Communities Development Auth. Rev.,
                          Series 2000 B, (Brentwood School), 5.75%, 10/1/20 (FSA)            3,333,134
               1,695,000  California Statewide Communities Development Auth. Rev.,
                          Series 2002 B, 5.20%, 10/1/18 (FSA)                                1,823,820
               3,115,000  Capistrano Unified School District Special Tax Rev.,
                          (Community Facilities District No. 87-1), 5.00%, 9/1/18
                          (Ambac)                                                            3,410,427
               2,100,000  Castaic Lake Water Agency Rev., Series 2001 A, 5.375%,
                          8/1/17 (MBIA)                                                      2,240,763
               1,000,000  Central Coast Water Auth. Rev., Series 2006 A, 5.00%,
                          10/1/16 (FSA)                                                      1,106,430
               2,075,000  Chabot Las Positas Community College District COP, 5.50%,
                          12/1/10 (FSA)(1)                                                   2,157,710
               3,000,000  Chino Ontario Upland Water Facilities Auth. COP, Series
                          1997 A, (Agua de Lejos), 5.20%, 10/1/15 (FGIC)                     3,085,920
               1,390,000  Cucamonga Valley Water District COP, (Water Facilities
                          Financing), 5.00%, 9/1/36 (MBIA)                                   1,488,245
               2,300,000  Eastern Municipal Water District COP, Series 2001 A, 5.25%,
                          7/1/13 (FGIC)                                                      2,447,361
               1,020,000  El Segundo Unified School District GO, 5.375%, 9/1/12,
                          Prerefunded at 100% of Par (FGIC)(1)                               1,112,657
               1,095,000  El Segundo Unified School District GO, 5.375%, 9/1/12,
                          Prerefunded at 100% of Par (FGIC)(1)                               1,194,470

Principal Amount                                                                                Value

             $ 1,000,000  Folsom Cordova Unified School District No. 2 Facilities
                          Improvement GO, Series 2002 A, 5.375%, 10/1/15 (MBIA)            $ 1,081,190
               1,225,000  Folsom Cordova Unified School District No. 2 Facilities
                          Improvement GO, Series 2002 A, 5.375%, 10/1/16 (MBIA)              1,324,458
               1,225,000  Folsom Public Financing Auth. Lease Rev., (City Hall &
                          Community Center), 5.25%, 10/1/14 (FSA)                            1,328,427
               1,290,000  Folsom Public Financing Auth. Lease Rev., (City Hall &
                          Community Center), 5.25%, 10/1/15 (FSA)                            1,398,915
               1,150,000  Franklin-McKinley School District GO, Series 2005 A,
                          (Election of 2004), 5.00%, 8/1/25 (FGIC)                           1,237,067
               2,550,000  Fremont Union High School District GO, Series 2000 B,
                          5.25%, 9/1/10, Prerefunded at 100% of Par(1)                       2,692,239
               2,725,000  Fullerton Redevelopment Agency COP, 5.00%, 4/1/21
                          (RADIAN)(2)                                                        2,926,023
               2,500,000  Glendora Unified School District GO, Series 2006 A,
                          (Election of 2005), 5.25%, 8/1/30 (MBIA)(3)                        2,758,800
               3,780,000  Imperial Irrigation District COP, (Electrical System),
                          6.50%, 11/1/07 (MBIA-IBC)(3)                                       3,852,576
               1,675,000  Imperial Irrigation District COP, (Water Systems), 5.50%,
                          7/1/16 (Ambac)(3)                                                  1,785,316
                 790,000  Irvine Unified School District Financing Auth. Special Tax
                          Rev., Series 2006 A, 5.00%, 9/1/20                                   814,948
               2,715,000  Irvine Unified School District Special Tax Rev., (Community
                          Facilities District No. 86-1), 5.50%, 11/1/10 (Ambac)(3)           2,801,961
                 475,000  Lancaster Financing Tax Allocation Auth. Rev., (Projects
                          No. 5 & 6), 5.30%, 2/1/14                                            505,980
                 500,000  Lancaster Financing Tax Allocation Auth. Rev., (Projects
                          No. 5 & 6), 5.40%, 2/1/14                                            534,040
               2,030,000  Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking
                          Facility), 5.25%, 11/1/16(3)                                       2,133,307
               2,500,000  Los Altos School District GO, 5.00%, 8/1/19 (Ambac)(3)             2,735,525

------

California Tax-Free Bond

Principal Amount                                                                                Value

             $ 1,030,000  Los Angeles Community Redevelopment Agency Parking System
                          Rev., (Cinerama Dome Public Package Project), 5.30%, 7/1/13
                          (ACA)(3)                                                         $ 1,078,812
               1,155,000  Los Angeles Convention and Exhibition Center Auth. Lease
                          Rev., Series 1993 A, 6.00%, 8/15/10 (MBIA-IBC)(3)                  1,244,697
                 185,000  Los Angeles County Metropolitan Transportation Auth. Sales
                          Tax Rev., Series 1997 A, (Proposal A), 5.25%, 7/1/12 (MBIA)          187,840
               3,000,000  Los Angeles County Metropolitan Transportation Auth. Sales
                          Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/13
                          (FSA)(3)                                                           3,217,860
               6,680,000  Los Angeles County Metropolitan Transportation Auth. Sales
                          Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/16
                          (FSA)(3)                                                           7,148,401
               3,500,000  Los Angeles Unified School District GO, 5.50%, 7/1/12
                          (MBIA)(3)                                                          3,824,800
               5,000,000  Los Angeles Unified School District GO, Series 2002 E,
                          5.00%, 7/1/11 (MBIA)(3)                                            5,290,149
               2,500,000  Los Angeles Unified School District GO, Series 2003 F,
                          (Election of 1997), 5.00%, 7/1/16 (FSA)(3)                         2,692,350
               1,000,000  Los Banos Redevelopment Agency Tax Allocation Rev., 5.00%,
                          9/1/36 (RADIAN)(3)                                                 1,051,370
               1,390,000  Los Gatos Joint Union High School District GO, Series 2002
                          C, 5.375%, 6/1/12, Prerefunded at 101% of Par (FSA)(1)(3)          1,522,523
               3,000,000  Metropolitan Water District of Southern California Rev.,
                          Series 1992 B, 8.00%, 7/1/08(1)(3)                                 3,172,980
               2,920,000  Metropolitan Water District of Southern California Rev.,
                          Series 2001 A, 5.125%, 7/1/09(1)(3)                                3,025,996
               1,520,000  Mojave Unified School District No. 1 Facilities Improvement
                          GO, 5.25%, 8/1/20 (FGIC)(3)                                        1,636,736
               2,500,000  Monrovia Unified School District GO, Series 2006 A,
                          (Election of 2006), 5.00%, 8/1/31 (FSA)(3)                         2,697,675

Principal Amount                                                                                Value

             $ 4,670,000  Mount Diablo Unified School District No. 202 GO, (Election
                          of 2002), 5.00%, 6/1/27 (MBIA)(3)                                $ 5,007,126
               1,485,000  Mountain View COP, (Capital Projects), 5.25%, 8/1/18(3)            1,601,335
               1,745,000  Murrieta Valley Unified School District Public Financing
                          Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/12
                          (AGC)(3)                                                           1,777,405
               1,085,000  Murrieta Valley Unified School District Public Financing
                          Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/14
                          (AGC)(3)                                                           1,109,163
               4,900,000  Norco Redevelopment Agency Tax Allocation Rev., 5.00%,
                          3/1/26 (Ambac)(3)                                                  5,220,851
               4,565,000  Oceanside Community Development Commission Rev., (Downtown
                          Redevelopment), 5.20%, 9/1/17                                      4,815,436
               1,310,000  Oceanside COP, Series 2003 A, 5.00%, 4/1/12 (Ambac)(3)             1,391,770
               1,805,000  Orange County Public Financing Auth. Lease Rev., (Juvenile
                          Justice Center Facility), 5.375%, 6/1/15 (Ambac)(3)                1,968,479
               1,000,000  Orange County Public Financing Auth. Lease Rev., (Juvenile
                          Justice Center Facility), 5.375%, 6/1/16 (Ambac)(3)                1,090,570
               3,030,000  Orange County Public Financing Auth. Lease Rev., (Juvenile
                          Justice Center Facility), 5.375%, 6/1/17 (Ambac)(3)                3,287,732
                 500,000  Palo Verde Community College District No. 2004-1 GO, 6.00%,
                          8/1/30 (RADIAN)                                                      580,415
               1,450,000  Perris Public Financing Auth. Tax Allocation Rev., 5.35%,
                          10/1/36                                                            1,501,577
               1,830,000  Pomona Public Financing Auth. Rev., Series 2001 AD, (Merged
                          Redevelopment), 4.75%, 2/1/13 (MBIA)(3)                            1,903,969
               1,720,000  Poway Redevelopment Agency Tax Allocation Rev., (Paguay),
                          5.25%, 6/15/26 (Ambac)(3)                                          1,831,783
               1,650,000  Poway Unified School District Special Tax Rev., (Community
                          Facilities District No. 6-4), 5.125%, 9/1/35                       1,700,457
               8,000,000  Sacramento City Financing Auth. Lease Rev., Series 1993 A,
                          5.40%, 11/1/20 (Ambac)(3)                                          9,175,919

------

California Tax-Free Bond

Principal Amount                                                                                Value

             $ 2,500,000  Sacramento City Financing Auth. Rev., 5.00%, 12/1/16
                          (FGIC)(3)                                                        $ 2,738,350
               4,045,000  Sacramento City Financing Auth. Rev., Series 2002 A, (City
                          Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par
                          (FSA)(1)(3)                                                        4,401,162
               1,245,000  Sacramento City Financing Auth. Rev., Series 2002 A, (City
                          Hall), 5.25%, 12/1/15 (FSA)(3)                                     1,348,211
               1,430,000  Sacramento City Financing Auth. Tax Allocation Rev., Series
                          2005 A, 5.00%, 12/1/24 (FGIC)(3)                                   1,535,248
               1,890,000  Sacramento Municipal Utility District Electric Rev., Series
                          1992 C, 5.75%, 11/15/07 (MBIA)(1)                                  1,911,414
               3,105,000  Sacramento Municipal Utility District Electric Rev., Series
                          1997 K, 5.70%, 7/1/17 (Ambac)                                      3,632,974
               5,005,000  Sacramento Municipal Utility District Electric Rev., Series
                          2001 O, 5.25%, 8/15/11 (MBIA)                                      5,353,948
               3,500,000  San Bernardino County Redevelopment Agency Tax Allocation
                          Rev., Series 2005 A, (San Sevaine), 5.00%, 9/1/25 (RADIAN)         3,689,595
               1,695,000  San Buenaventura County COP, Series 2002 B, 5.50%, 1/1/15
                          (Ambac)                                                            1,844,787
               1,790,000  San Buenaventura County COP, Series 2002 B, 5.50%, 1/1/16
                          (Ambac)                                                            1,954,018
               2,030,000  San Diego Redevelopment Agency Tax Allocation Rev., (Horton
                          Plaza), 5.70%, 11/1/17                                             2,166,010
               2,635,000  San Diego Redevelopment Agency Tax Allocation Rev., (Horton
                          Plaza), 5.80%, 11/1/21                                             2,821,769
               1,460,000  San Diego Redevelopment Agency Tax Allocation Rev., (North
                          Park), 5.90%, 9/1/25                                               1,551,922
               2,255,000  San Francisco City & County Educational Facilities Unified
                          School District GO, Series 1999 B, 5.50%, 6/15/12                  2,312,209
               3,000,000  San Jose Redevelopment Agency Tax Allocation Rev., Series
                          2005 A, 5.00%, 8/1/25 (MBIA)                                       3,216,030

Principal Amount                                                                                Value

             $10,000,000  San Jose Redevelopment Agency Tax Allocation Rev., Series
                          2006 C, (Merged Area Redevelopment), 5.00%, 8/1/24 (MBIA)(3)    $ 10,849,799
               1,570,000  San Marcos Public Facilities Auth. Tax Allocation Rev.,
                          Series 2006 A (Project Area No. 3), 5.00%, 8/1/20 (Ambac)          1,705,711
               2,455,000  San Marcos Public Facilities Auth. Tax Allocation Rev.,
                          Series 2006 A (Project Area No. 3), 5.00%, 8/1/25 (Ambac)          2,643,127
               2,680,000  San Mateo County Transportation District Sales Tax Rev.,
                          Series 1993 A, 5.25%, 6/1/18 (MBIA)                                3,039,683
               1,500,000  San Mateo Union High School District GO, 5.00%, 9/1/24 (FSA)       1,604,985
               1,000,000  San Ramon Valley Unified School District GO, (Election of
                          2002), 5.00%, 8/1/21 (MBIA)                                        1,090,560
               3,350,000  Santa Barbara County GO, 5.375%, 10/1/17 (Ambac)                   3,649,390
               2,075,000  Santa Clara Valley Water District Rev., Series 2000 A,
                          5.20%, 2/1/13                                                      2,177,484
               1,120,000  Santa Fe Springs Community Development Commission Tax
                          Allocation Rev., Series 2002 A, 5.375%, 9/1/16 (MBIA)              1,191,422
               1,250,000  Santa Monica-Malibu Unified School District GO, 5.25%,
                          8/1/13                                                             1,368,463
               1,365,000  Scotts Valley COP, 4.00%, 10/1/15 (FSA)                            1,388,724
               1,370,000  Scotts Valley COP, 4.25%, 10/1/18 (FSA)                            1,397,427
               2,780,000  Scotts Valley Redevelopment Agency Tax Allocation Rev.,
                          5.00%, 8/1/29 (Ambac)                                              2,951,721
               2,400,000  Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/19               2,518,704
               2,130,000  Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/22               2,226,468
               1,000,000  Solano County COP, 5.00%, 11/1/15 (MBIA)                           1,094,730
               1,095,000  Solano County COP, 5.00%, 11/1/16 (MBIA)                           1,205,803
               1,310,000  South Tahoe Joint Powers Financing Auth. Rev., Series 2005
                          A, 5.00%, 10/1/17 (Ambac)                                          1,427,271

------

California Tax-Free Bond

Principal Amount                                                                                Value

             $ 1,445,000  South Tahoe Joint Powers Financing Auth. Rev., Series 2005
                          A, 5.00%, 10/1/19 (Ambac)                                        $ 1,565,311
               2,000,000  Southern California Public Power Auth. Rev., 6.75%, 7/1/10
                          (GIC: PNC Bank)                                                    2,170,640
               5,000,000  Southern California Public Power Auth. Rev., Series 2002 A,
                          (Southern Transmission), 5.25%, 7/1/17 (FSA)                       5,359,749
               3,325,000  Southern California Public Power Auth. Rev., Series 2002 A,
                          (Southern Transmission), 5.25%, 7/1/18 (FSA)                       3,576,736
               1,975,000  Southwestern Community College District GO, 5.625%, 8/1/11,
                          Prerefunded at 101% of Par (Ambac)(1)                              2,160,413
               2,770,000  Stockton Community Facilities District GO, (No. 1 Weston
                          Ranch), 5.40%, 9/1/09, Prerefunded at 102% of Par(1)               2,940,466
                 325,000  Stockton Community Facilities District GO, (No. 1 Weston
                          Ranch), 5.50%, 9/1/09, Prerefunded at 102% of Par(1)                 345,771
                 570,000  Temecula Valley Unified School District Special Tax Rev.,
                          (Community Facilities District No. 2004-1 - Improvement
                          Area A), 5.00%, 9/1/27                                               587,174
               1,035,000  Turlock COP, (Emanuel Medical Center Inc.), 5.50%, 10/15/15        1,115,637
               1,090,000  Turlock COP, (Emanuel Medical Center Inc.), 5.50%, 10/15/16        1,176,393
               1,150,000  Turlock COP, (Emanuel Medical Center Inc.), 5.50%, 10/15/17        1,239,597
               2,640,000  Val Verde Unified School District COP, 5.25%, 1/1/15,
                          Prerefunded at 100% of Par (FGIC)(1)                               2,932,327
               1,000,000  Val Verde Unified School District COP, 5.25%, 1/1/15,
                          Prerefunded at 100% of Par (FGIC)(1)                               1,110,730
               2,980,000  Val Verde Unified School District COP, 5.25%, 1/1/15,
                          Prerefunded at 100% of Par (FGIC)(1)                               3,309,975
               1,415,000  Val Verde Unified School District COP, 5.25%, 1/1/15,
                          Prerefunded at 100% of Par (FGIC)(1)                               1,571,683

Principal Amount                                                                                Value

             $ 2,505,000  Val Verde Unified School District COP, 5.25%, 1/1/15,
                          Prerefunded at 100% of Par (FGIC)(1)                             $ 2,782,379
               3,000,000  Ventura County Public Financing COP, 4.75%, 8/15/11 (FSA)          3,079,410
               1,500,000  West Sacramento Financing Auth. Special Tax Rev., Series
                          2006 A, 5.00%, 9/1/16 (XLCA)                                       1,646,700
               1,500,000  West Sacramento Financing Auth. Special Tax Rev., Series
                          2006 A, 5.00%, 9/1/16 (XLCA)                                       1,639,530
               1,500,000  West Sacramento Financing Auth. Special Tax Rev., Series
                          2006 A, 5.00%, 9/1/16 (XLCA)                                       1,631,640
                                                                                        --------------
                                                                                           369,988,187
                                                                                        --------------
NORTHERN MARIANA ISLANDS -- 0.7%
               1,485,000  Northern Mariana Islands GO, Series 2000 A, 5.50%, 6/1/08
                          (ACA)                                                              1,513,126
               1,555,000  Northern Mariana Islands GO, Series 2000 A, 5.50%, 6/1/09
                          (ACA)                                                              1,605,460
                                                                                        --------------
                                                                                             3,118,586
                                                                                        --------------
PUERTO RICO -- 6.6%
               1,500,000  Government Development Bank of Puerto Rico Rev., Series
                          2006 B, 5.00%, 12/1/15                                             1,618,680
               3,700,000  Puerto Rico Electric Power Auth. Rev., Series 2002 II,
                          5.375%, 7/1/18 (MBIA)                                              4,025,304
               2,655,000  Puerto Rico Electric Power Auth. Rev., Series 2002 KK,
                          5.25%, 7/1/13 (FSA)                                                2,897,348
               3,140,000  Puerto Rico Electric Power Auth. Rev., Series 2002 KK,
                          5.50%, 7/1/14 (FSA)                                                3,514,225
               2,000,000  Puerto Rico GO, Series 2006 A, 5.25%, 7/1/26                       2,182,580
               5,490,000  Puerto Rico GO, Series 2006 B, 5.25%, 7/1/17                       6,031,479
               2,500,000  Puerto Rico Highway & Transportation Auth. Rev., Series
                          2007 CC, 5.00%, 7/1/16(2)                                          2,706,325
               3,325,000  Puerto Rico Municipal Finance Agency GO, Series 2005 A,
                          5.25%, 8/1/25                                                      3,603,602
               3,090,000  Puerto Rico Public Buildings Auth. Rev., Series 1995 A,
                          6.25%, 7/1/09 (Ambac)                                              3,272,495
                                                                                        --------------
                                                                                            29,852,038
                                                                                        --------------

------

California Tax-Free Bond

Principal Amount                                                                                Value

U.S. VIRGIN ISLANDS -- 1.0%
               $ 500,000  Virgin Islands Public Finance Auth. Rev., 5.25%, 10/1/22          $ 537,845
                 500,000  Virgin Islands Public Finance Auth. Rev., 5.25%, 10/1/23            538,180
               2,270,000  Virgin Islands Public Finance Auth. Rev., (Virgin Islands
                          Gross Receipts Taxes Loan Note), 5.00%, 10/1/18 (FGIC)            2,494,457
               1,050,000  Virgin Islands Public Finance Auth. Rev., Series 1998 A,
                          5.50%, 10/1/13                                                    1,084,032
                                                                                       --------------
                                                                                            4,654,514
                                                                                       --------------
TOTAL MUNICIPAL SECURITIES
(Cost $391,498,639)                                                                       407,613,325
                                                                                       --------------

Short-Term Municipal Securities -- 10.5%

CALIFORNIA -- 2.3%
               1,650,000  ABN AMRO Munitops Certificate Trust Special Obligation
                          Rev., Series 2000-17, VRDN, 3.66%, 3/1/07 (SBBPA: ABN AMRO
                          Bank N.V.)                                                        1,650,000
               1,050,000  California Department of Water Resources & Power Supply
                          Rev., Series 2002 B2, VRDN, 3.55%, 3/1/07 (LOC: BNP Paribas)      1,050,000
                 450,000  California Department of Water Resources & Power Supply
                          Rev., Series 2005 F2, VRDN, 3.51%, 3/1/07 (LOC: JPMorgan
                          Chase Bank and Societe Generale)                                    450,000
               1,475,000  California Department of Water Resources & Power Supply
                          Rev., Series 2005 F5, VRDN, 3.55%, 3/1/07 (LOC: Citibank
                          N.A.)                                                             1,475,000
               3,330,000  California Statewide Communities Development Auth. Rev.,
                          Series 2007 B, (Kaiser Permanente), VRDN, 4.37%, 5/1/07           3,334,995
               2,500,000  Sacramento County Sanitation District Financing Auth. Rev.,
                          Series 2007 B, VRDN, 4.12%, 6/1/07 (FGIC)(2)                      2,500,000
                                                                                       --------------
                                                                                           10,459,995
                                                                                       --------------

Principal Amount                                                                                Value

PUERTO RICO -- 8.2%
             $ 4,000,000  Government Development Bank of Puerto Rico Rev., 4.00%,
                          3/26/07                                                          $ 3,999,680
               2,526,000  Government Development Bank of Puerto Rico Rev., 4.05%,
                          3/30/07                                                            2,525,848
               3,573,000  Government Development Bank of Puerto Rico Rev., 4.10%,
                          4/13/07                                                            3,572,714
               2,505,000  Government Development Bank of Puerto Rico Rev., 4.10%,
                          5/4/07                                                             2,504,449
               2,500,000  Government Development Bank of Puerto Rico Rev., 4.10%,
                          5/4/07                                                             2,499,675
               5,450,000  Government Development Bank of Puerto Rico Rev., 4.05%,
                          5/7/07                                                             5,448,747
               2,150,000  Government Development Bank of Puerto Rico Rev., 4.10%,
                          5/9/07                                                             2,149,678
               4,925,000  Government Development Bank of Puerto Rico Rev., 4.05%,
                          5/10/07                                                            4,923,769
               1,805,000  Government Development Bank of Puerto Rico Rev., 4.05%,
                          5/10/07                                                            1,806,119
               2,337,000  Government Development Bank of Puerto Rico Rev., 4.05%,
                          6/15/07                                                            2,335,855
               2,000,000  Government Development Bank of Puerto Rico Rev., 4.08%,
                          6/29/07                                                            1,999,420
               3,523,000  Government Development Bank of Puerto Rico Rev., 4.15%,
                          6/29/07                                                            3,521,168
                                                                                        --------------
                                                                                            37,287,122
                                                                                        --------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $47,749,000)                                                                          47,747,117
                                                                                        --------------

Temporary Cash Investments(4)

                  58,000  Federated California Municipal Cash Trust                             58,000
(Cost $58,000)
                                                                                        --------------
TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $439,305,639)                                                                        455,418,442
                                                                                        --------------
OTHER ASSETS AND LIABILITIES -- (0.1)%                                                       (641,416)
                                                                                        --------------
TOTAL NET ASSETS -- 100.0%                                                                $454,777,026
                                                                                        ==============

------

Futures Contracts
                                                            Underlying Face Amount
        Contracts Purchased             Expiration Date            at Value           Unrealized Gain (Loss)
  327    U.S. Treasury 2-Year Notes        June 2007              $67,019,672                $203,639
                                                                ==============             =============

                                                            Underlying Face Amount
          Contracts Sold                Expiration Date            at Value           Unrealized Gain (Loss)
  174    U.S. Treasury 10-Year Notes       June 2007              $18,895,313               $(159,462)
                                                                 ==============             =============

Notes to Schedule of Investments

ACA = American Capital Access

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FGIC-TCRS = Financial Guaranty Insurance Co. -- Transferable Custodial Receipts

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note.  Interest reset date is indicated.  Rate shown is effective February 28, 2007.

XLCA = XL Capital Ltd.

(1)  Escrowed  to  maturity  in U.S.  government  securities  or state and local government securities.

(2) When-issued security.

(3)  Security,  or a  portion  thereof,  has  been  segregated  for  when-issued securities and/or futures contracts.

(4) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

PERFORMANCE
California Long-Term Tax-Free

Total Returns as of February 28, 2007
                                                                 Average Annual Returns
                                                                                                     Since        Inception
                                 6 months(1)      1 year          5 years        10 years        Inception         Date
CALIFORNIA
LONG-TERM
TAX-FREE                            3.11%         4.99%            4.75%          5.47%            7.17%         11/9/83

LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX                4.13%         6.67%            6.95%          6.86%          8.98%(2)           --

LIPPER CALIFORNIA MUNICIPAL
DEBT FUNDS AVERAGE
RETURNS(3)                          2.71%         4.56%            4.68%          5.16%          7.18%(4)           --

Fund's Lipper Ranking as of
2/28/07(3)                           --         31 of 116        46 of 95        21 of 68        1 of 1(4)          --

Fund's Lipper Ranking as of
3/31/07(3)                           --         32 of 116        45 of 94        19 of 69        1 of 1(4)          --

(1) Total returns for periods less than one year are not annualized.

(2) Since  10/31/83,  the date nearest the fund's  inception  for which data are available.

(3) Data  provided  by Lipper  Inc. - A Reuters  Company.  © 2007  Reuters.  All
rights  reserved.  Any  copying,   republication  or  redistribution  of  Lipper
content,   including  by  caching,   framing  or  similar  means,  is  expressly
prohibited  without the prior  written  consent of Lipper.  Lipper  shall not be liable  for any errors or delays in the  content,  or for any  actions  taken in reliance thereon.

  Lipper  Fund  Performance  -  Performance   data  is  total  return,   and  is
preliminary and subject to revision.

  Lipper  Rankings  -  Rankings  are based  only on the  universe  shown and are based on average  annual total  returns.  This listing  might not  represent the complete universe of funds tracked by Lipper.

  The data contained  herein has been obtained from company  reports,  financial reporting  services,  periodicals and other  resources  believed to be reliable.
Although  carefully  verified,  data on compilations is not guaranteed by Lipper and may be  incomplete.  No  offer  or  solicitations  to buy or sell any of the securities herein is being made by Lipper.

(4) Since  11/10/83,  the date nearest the fund's  inception  for which data are available.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.   As  interest  rates  rise,   bond  values  will  decline.
Investment  income  may be  subject  to  certain  state  and  local  taxes  and, depending  on your tax  status,  the  federal  alternative  minimum  tax  (AMT).
Capital gains are not exempt from state and federal income tax.

Data  assumes  reinvestment  of  dividends  and capital  gains,  and none of the charts  reflect  the  deduction  of taxes that a  shareholder  would pay on fund distributions  or the  redemption  of fund  shares.  Returns  for the  index are provided for  comparison.  The fund's total returns include  operating  expenses
(such as transaction  costs and management fees) that reduce returns,  while the total returns of the index do not.

------

California Long-Term Tax-Free

Growth of $10,000 Over 10 Years
$10,000 investment made February 28, 1997

One-Year Returns Over 10 Years
Periods ended February 28
                      1998     1999      2000*      2001      2002     2003    2004*     2005      2006    2007
California
Long-Term Tax-Free    9.67%    6.17%    -4.68%     14.08%    6.68%    6.62%    5.95%    2.46%     3.77%    4.99%

Lehman Brothers
Long-Term
Municipal Bond
Index                11.46%    6.40%    -6.23%     16.39%    7.18%    8.03%    7.70%    5.79%     6.58%    6.67%

*Period ended February 29.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call  1-800-345-2021  or visit
americancentury.com.   As  interest  rates  rise,   bond  values  will  decline.
Investment  income  may be  subject  to  certain  state  and  local  taxes  and, depending  on your tax  status,  the  federal  alternative  minimum  tax  (AMT).
Capital gains are not exempt from state and federal income tax.

Data  assumes  reinvestment  of  dividends  and capital  gains,  and none of the charts  reflect  the  deduction  of taxes that a  shareholder  would pay on fund distributions  or the  redemption  of fund  shares.  Returns  for the  index are provided for  comparison.  The fund's total returns include  operating  expenses
(such as transaction  costs and management fees) that reduce returns,  while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
California Long-Term Tax-Free

Portfolio Managers: Dave MacEwen and Steven Permut

Our portfolio  manager  listing  changed since our last report,  with Mr. Permut replacing  Robert Miller.  Mr. Permut,  senior vice president,  senior portfolio manager,  and a member of the portfolio  management team since July 2001, is the portfolio's  Macro  Strategy  Team  representative.  The Macro  Strategy Team is responsible  for  periodically  adjusting the portfolio's  strategic  investment parameters  based on economic and market  conditions.  Mr. Miller remains on the management  team but now  focuses  his  day-to-day  efforts  on other  municipal portfolios.

PERFORMANCE SUMMARY

California  Long-Term  Tax-Free  (Cal  Long-Term)  returned  3.11%*  for the six months ended  February  28,  2007,  outpacing  the 2.71%  average  return of the portfolio's  Lipper  peer  group  (120  California  Municipal  Debt  Funds)  but lagging the Lehman  Brothers  Long-Term  Municipal  Bond Index,  which  returned
4.13%

Cal Long-Term  outperformed  its Lipper group average for not only the six-month period,  but also for the  trailing  one-,  five-,  and  10-year  periods  ended
February  28,  2007.  The  portfolio  trailed  the Lehman  index over those time periods.  This  underperformance  is attributable to the index's relatively long
duration,   which  was  an  advantage  during  a  10-year  stretch  that's  been relatively favorable for bonds.

As discussed  in the Market  Perspective  on page 2, a pause in Federal  Reserve
(the Fed)  activity,  modest  economic  growth,  stock  market  volatility,  and concerns  surrounding  subprime  mortgage lenders  triggered a flight to quality that  boosted  returns for bonds  during the  six-month  period.  Cal  Long-Term outperformed  its Lipper peer average  during the period  because we anticipated and  successfully  positioned  the portfolio to capitalize on two market trends, described below.

YIELD SUMMARY

Cal Long-Term's  investment  objectives are to seek safety of principal and high current  income that is exempt from federal and California  income taxes.  As of
February  28,  2007,  the  portfolio's   30-day  SEC  yield  was  3.77%,   which
translated  into  attractive  tax-equivalent  yields  above  5%, as shown in the
table  above.   We  should  point  out  that  we  achieved  this  yield  without purchasing bonds subject to the alternative minimum tax.

Portfolio at a Glance
                                                     As of                 As of
                                                    2/28/07               8/31/06
Weighted Average Maturity                           16.4 yrs             15.9 yrs
Average Duration (Modified)                         6.0 yrs               5.8 yrs

Yields as of February 28, 2007
30-DAY SEC YIELD
                                                                           3.77%
30-DAY TAX-EQUIVALENT YIELDS*
31.98% Tax Bracket                                                         5.54%
34.70% Tax Bracket                                                         5.77%
39.23% Tax Bracket                                                         6.20%
41.05% Tax Bracket                                                         6.40%

*The tax  brackets  indicated  are for  combined  state and federal  income tax.
Actual  tax-equivalent  yields  may be  lower,  if  alternative  minimum  tax is applicable.

*Total returns for periods less than one year are not annualized.

------

California Long-Term Tax-Free

TWO KEY MARKET TRENDS BENEFITED PORTFOLIO

Unlike the  flat-to-inverted  Treasury  yield curve,  the municipal  yield curve entered the period with a positive  slope  (longer-term  yields were higher than shorter-term).  Investors reaching for yield looked to municipals,  particularly the  higher-yielding  longer-maturity  and lower-rated  issues. As a result, the gap (spread)  between the yields of long-term  and  short-term  bonds  decreased with this demand  (causing the municipal  yield curve to "flatten")  and spreads
between   investment-grade  and   non-investment-grade   bonds  compressed.   We
anticipated these trends and positioned the portfolio to benefit from them.

PORTFOLIO STRATEGIES: OVERWEIGHTS IN LONGEST MATURITIES AND BBB SECURITIES

To benefit  from  anticipated  strength  in  long-maturity  municipal  bonds and
"flattening"  of the  municipal  yield  curve,  we  believe  we  positioned  the portfolio  further out the yield curve than the average of the competitor  funds we track,  with a greater  than 40%  position  in bonds  maturing in 20 years or more. We also increased our allocation to  lower-rated  investment-grade  bonds.
We were  rewarded  for these  strategies  as the gap  (spread)  between two- and
30-year AAA  municipal  yields  narrowed by 27 basis points during the reporting period, and BBB municipals outperformed AAA municipals.

STARTING POINT FOR THE NEXT REPORT PERIOD

Having  benefited  from our  portfolio  strategies,  we  became  more  defensive toward  the end of the  reporting  period,  anticipating  greater  rewards  from yield  than  from bond  appreciation  going  forward.  We  watched  for signs of slower  economic  growth,  which we believe could favor  long-maturity  Treasury bond performance over  long-maturity  municipals in the near-term and could make the  Treasury  yield curve more  attractive  to investors  over the  longer-term
(assuming  the Fed cuts  rates  later  this year and the  Treasury  yield  curve steepens).  We  think  municipals  would  lose  some  of  their  appeal  if this transpires.  Under these  conditions,  we would reduce  duration,  scale back on the  portfolio's  average  maturity,  and raise the  portfolio's  average credit quality.

Top Five Sectors as of February 28, 2007
                                                                   % of fund
                                                                  investments
Certificate of Participation (COPs)/Leases                            24%
Hospital Revenue                                                      11%
General Obligation (GO)                                               11%
Tax Allocation/Tax Increment                                          9%
Land Secured                                                          9%

Portfolio Composition by Credit Rating
                                                 % of fund         % of fund
                                                investments       investments
                                                   as of             as of
                                                  2/28/07           8/31/06
AAA                                                 51%               56%
AA                                                  9%                 8%
A                                                   20%               14%
BBB                                                 13%               17%
Not Rated                                           7%                 5%

Ratings  provided by independent  research  companies.  These ratings are listed in Standard & Poor's format even if they were provided by other sources.

------

SCHEDULE OF INVESTMENTS
California Long-Term Tax-Free

FEBRUARY 28, 2007 (UNAUDITED)

Principal Amount                                                                                  Value

Municipal Securities -- 97.8%

CALIFORNIA -- 96.8%
             $ 5,235,000  Antioch Public Financing Auth. Lease Rev., Series 2002 A,
                          (Municipal Facilities), 5.50%, 1/1/32 (MBIA)                        $ 5,536,588
               4,730,000  Antioch Public Financing Auth. Lease Rev., Series 2002 B,
                          (Municipal Facilities), 5.625%, 1/1/22 (MBIA)                         5,039,058
               6,005,000  Antioch Public Financing Auth. Lease Rev., Series 2002 B,
                          (Municipal Facilities), 5.625%, 1/1/27 (MBIA)                         6,377,550
               1,395,000  Avenal Public Financing Auth. Rev., 5.00%, 9/1/25                     1,448,345
                 720,000  Banning COP, (Wastewater System, Refunding & Improvement),
                          8.00%, 1/1/19 (Ambac)                                                   849,082
               4,135,000  Bell Community Redevelopment Agency Tax Allocation Rev.,
                          (Bell Redevelopment Project Area), 5.625%, 10/1/33 (RADIAN)           4,517,033
               1,205,000  Berryessa Union School District GO, Series 2001 B, (Election
                          of 1999), 5.375%, 8/1/11, Prerefunded at 101% of Par (FSA)(1)         1,305,883
               1,205,000  Berryessa Union School District GO, Series 2001 B, (Election
                          of 1999), 5.375%, 8/1/11, Prerefunded at 101% of Par (FSA)(1)         1,305,883
               3,500,000  Big Bear Lake Water Rev., 6.00%, 4/1/22 (MBIA)(2)                     4,236,085
               5,000,000  California County Tobacco Securitization Agency Rev., 5.25%,
                          6/1/46(2)                                                             5,092,100
               2,000,000  California Educational Facilities Auth. Rev., (University of
                          Pacific), 5.25%, 11/1/34                                              2,126,320
               8,570,000  California Educational Facilities Auth. Rev., (University of
                          Southern California), 5.50%, 10/1/27(2)                               9,010,327
               1,920,000  California Educational Facilities Auth. Rev., (Western
                          University Health Sciences), 6.00%, 10/1/32                           2,071,219
               1,220,000  California Educational Facilities Auth. Rev., Series 2004 C,
                          (Lutheran University), 5.00%, 10/1/29                                 1,283,647

Principal Amount                                                                                  Value

             $ 2,000,000  California Educational Facilities Auth. Rev., Series 2005 A,
                          (University La Verne), 5.00%, 6/1/35 (GO of University)(2)          $ 2,083,620
               5,000,000  California Educational Facilities Auth. Rev., Series 2007 A,
                          (Claremont Graduate University), 5.00%, 3/1/42                        5,216,050
               3,000,000  California GO, 6.125%, 10/1/11 (Ambac)(2)                             3,316,500
              13,185,000  California GO, 5.00%, 2/1/33(2)                                      13,865,345
               8,000,000  California GO, 5.00%, 6/1/34(2)                                       8,454,800
               3,000,000  California Health Facilities Financing Auth. Rev., Series
                          1989 A, (Kaiser Permanente), 7.15%, 10/1/09(3)                        2,703,900
               5,165,000  California Health Facilities Financing Auth. Rev., Series
                          1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(1)(2)        6,353,467
               4,760,000  California Mobilehome Park Financing Auth. Rev., Series 2006
                          A, (Union City Tropics), 5.00%, 12/15/41(2)                           4,959,968
               4,000,000  California Public Works Board Lease Rev., Series 1993 A,
                          (Department of Corrections), 5.00%, 12/1/19 (Ambac)(2)                4,389,720
               2,400,000  California Public Works Board Lease Rev., Series 2003 C,
                          (Department Corrections), 5.00%, 6/1/24(2)                            2,531,304
               6,000,000  California Public Works Board Lease Rev., Series 2005 A,
                          (Department of General Services - Butterfield), 5.25%,
                          6/1/30(2)                                                             6,463,620
               2,835,000  California Public Works Board Lease Rev., Series 2006 E,
                          (University of California Research Project), 5.00%, 10/1/31(2)        3,055,393
               9,500,000  California Public Works Board Lease Rev., Series 2006 G,
                          (California State University), 5.00%, 11/1/31(2)                     10,102,489
               2,590,000  California Public Works Board Lease Rev., Series 2006 G,
                          (Physical Science Replacement Building, Wing A, Los Angeles
                          Campus), 5.00%, 11/1/26(2)                                            2,771,274
               3,370,000  California Public Works Board Lease Rev., Series 2006 H,
                          (Department of Corrections & Rehabilitation), 5.00%,
                          11/1/31(2)                                                            3,583,725

------

California Long-Term Tax-Free

Principal Amount                                                                                  Value

             $ 9,815,000  California Statewide Communities Development Auth. Rev.,
                          Series 1998 A, (Sherman Oaks Project), 5.00%, 8/1/22
                          (Ambac)(2)                                                         $ 10,766,367
               5,000,000  California Statewide Communities Development Auth. Rev.,
                          Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31                     5,374,750
               6,500,000  California Statewide Communities Development Auth. Rev.,
                          Series 2005 A, (Sutter Health), 5.00%, 11/15/43(2)                    6,839,885
               1,000,000  California Statewide Communities Development Auth. Rev.,
                          Series 2005 A, (Thomas Jefferson School of Law), 4.875%,
                          10/1/35                                                               1,035,810
              10,000,000  California Statewide Communities Development Auth. Rev.,
                          Series 2006 B, (Kaiser Permanente), 5.25%, 3/1/45(2)                 10,668,699
               7,330,000  California Statewide Communities Development Auth. Rev.,
                          Series 2007 A, (Kaiser Permanente), 5.00%, 4/1/31                     7,737,035
               5,695,000  Capistrano Unified School District Special Tax Rev.,
                          (Community Facilities District No. 88-1), 6.50%, 9/1/14 (FSA)         5,832,193
               1,520,000  Castaic Lake Water Agency COP, Series 1994 A, (Water System
                          Improvement), 7.00%, 8/1/12 (MBIA)                                    1,764,036
               3,730,000  Clearlake Public Financing Auth. Rev., Series 2006 A,
                          (Highlands Park Community Development), 5.00%, 10/1/36 (MBIA)         4,001,544
               1,320,000  Coalinga Public Financing Auth. Local Obligation Rev., Series
                          1998 A, 6.375%, 9/15/21 (Ambac)                                       1,669,919
               2,615,000  Concord Joint Powers Financing Auth. Lease Rev., (Concord
                          Avenue Parking Structure), 5.125%, 3/1/23                             2,742,664
               2,580,000  Concord Joint Powers Financing Auth. Lease Rev., (Police
                          Facilities), 5.25%, 8/1/13                                            2,727,653
               2,200,000  Contra Costa Water District Rev., Series 1992 E, 6.25%,
                          10/1/12 (Ambac)                                                       2,373,030

Principal Amount                                                                                  Value

               $ 200,000  Eastern Municipal Water Community Facilities District No.
                          2004-27 Special Tax Rev., (Cottonwood Ranch), 5.00%, 9/1/27           $ 203,712
                 900,000  Eastern Municipal Water Community Facilities District No.
                          2004-27 Special Tax Rev., (Cottonwood Ranch), 5.00%, 9/1/36             914,643
                 410,000  Eastern Municipal Water Community Facilities District No.
                          2005-40 Special Tax Rev., (Mohogany/Promontory Pointe),
                          5.00%, 9/1/36                                                           418,204
               3,590,000  Fontana Redevelopment Agency Tax Allocation Rev., (Sierra
                          Corridor), 5.50%, 9/1/34                                              3,837,818
               2,225,000  Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)              2,527,467
               4,705,000  Hillsborough School District GO, Series 2006 B, (Election of
                          2002), 4.86%, 9/1/29(3)                                               1,782,113
               5,010,000  Hillsborough School District GO, Series 2006 B, (Election of
                          2002), 4.87%, 9/1/30(3)                                               1,813,370
               5,335,000  Hillsborough School District GO, Series 2006 B, (Election of
                          2002), 4.88%, 9/1/31(3)                                               1,844,896
               5,000,000  Huntington Beach Union High School District GO, (Election of
                          2004), 5.00%, 8/1/31 (MBIA)(3)                                        1,735,300
               9,350,000  Imperial Irrigation District COP, (Water Systems), 5.50%,
                          7/1/29 (Ambac)                                                       10,028,529
               3,000,000  Independent Cities Lease Finance Auth. Rev., Series 2006 A,
                          (San Juan Mobile Estates), 5.125%, 5/15/41                            3,102,180
               5,000,000  Irvine Unified School District Financing Auth. Special Tax
                          Rev., Series 2006 A, 5.125%, 9/1/36                                   5,157,400
               1,500,000  Jurupa Community Services District Special Tax Rev., Series
                          2006 A, (Community Facilities District No. 19 - Eastvale
                          Area), 5.00%, 9/1/36                                                  1,524,405
               1,815,000  Kern High School District GO, 7.15%, 8/1/14 (MBIA)(1)                 2,227,622
               1,340,000  Kern High School District GO, Series 1992 C, 6.25%, 8/1/13
                          (MBIA)(1)                                                             1,547,177
               3,630,000  Kern High School District GO, Series 1993 D, 7.00%, 8/1/17
                          (MBIA)(1)                                                             4,181,216

------

California Long-Term Tax-Free

Principal Amount                                                                                  Value

             $ 1,250,000  Lancaster Financing Auth. Tax Allocation Rev., (Projects No.
                          5 & 6), 5.60%, 2/1/34                                               $ 1,346,238
               5,190,000  Lancaster Financing Auth. Tax Allocation Rev., (School
                          District Projects), 5.00%, 2/1/37                                     5,452,822
               1,335,000  Little Lake City School District GO, Series 2000 A, 6.125%,
                          7/1/10, Prerefunded at 101% of Par (FSA)(1)                           1,459,302
               2,240,000  Lodi Unified School District COP, Series 2005 A, (Aspire),
                          5.00%, 8/1/32 (FGIC)                                                  2,372,115
               1,605,000  Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking
                          Facility), 5.25%, 11/1/21                                             1,682,361
               8,000,000  Metropolitan Water District of Southern California Rev.,
                          5.75%, 8/10/18                                                        9,292,639
               3,000,000  Metropolitan Water District of Southern California Rev.,
                          Series 2006 B, 4.375%, 7/1/37                                         3,022,770
               1,915,000  Mid-Peninsula Regional Open Space District Financing Auth.
                          Rev., 5.90%, 9/1/14 (Ambac)                                           1,915,364
               9,525,000  Modesto, Stockton, Redding Public Power Agency Rev., Series
                          1989 D, (San Juan), 6.75%, 7/1/20 (MBIA)(1)                          11,350,084
               1,065,000  Mountain View School District Santa Clara County GO, Series
                          2000 B, 6.125%, 7/1/10, Prerefunded at 101% of Par (FSA)(1)           1,162,043
               1,000,000  New Haven Unified School District GO, 12.00%, 8/1/18 (FSA)            1,737,660
               6,000,000  Northern Inyo County Local Hospital District GO, 5.60%, 8/1/35        6,617,880
               6,110,000  Oakland Redevelopment Agency Tax Allocation Rev., (Central
                          District), 5.50%, 2/1/14 (Ambac)                                      6,514,726
               1,680,000  Oceanside COP, Series 2003 A, 5.25%, 4/1/17 (Ambac)                   1,812,250
               4,650,000  Orange County Community Facilities District No. 2004-1
                          Special Tax Rev., Series 2005 A, (Ladera Ranch), 5.20%,
                          8/15/34                                                               4,797,824
                 850,000  Orange County Improvement Bond Act of 1915 Special
                          Assessment, 5.00%, 9/2/26                                               872,984
               1,250,000  Orange County Improvement Bond Act of 1915 Special
                          Assessment, 5.05%, 9/2/33                                             1,281,788

Principal Amount                                                                                  Value

             $ 2,000,000  Orange County Improvement Bond Act of 1915 Special
                          Assessment, (Newport Coast Phase IV Assessment District No.
                          01-1), 5.00%, 9/2/28                                                $ 2,039,560
               2,000,000  Orange County Improvement Bond Act of 1915 Special
                          Assessment, (Newport Coast Phase IV Assessment District No.
                          01-1), 5.10%, 9/2/33                                                  2,053,460
               3,100,000  Oxnard School District GO, Series 2001 A, 5.75%, 8/1/22 (MBIA)        3,733,857
               2,400,000  Pasadena COP, (Old Pasadena Parking Facility), 6.25%, 1/1/18          2,726,784
               1,450,000  Perris Public Financing Auth. Tax Allocation Rev., 5.35%,
                          10/1/36                                                               1,501,577
               2,500,000  Pico Rivera Water Auth. Rev., Series 1999 A, (Water Systems),
                          5.50%, 5/1/29 (MBIA)                                                  3,004,375
               1,130,000  Pomona COP, Series 2002 AE, (Mission Promenade), 5.375%,
                          10/1/09 (Ambac)                                                       1,192,207
               1,000,000  Pomona Unified School District GO, Series 2000 A, 6.55%,
                          8/1/29 (MBIA)                                                         1,343,610
               1,000,000  Pomona Unified School District GO, Series 2001 A, 6.15%,
                          8/1/30 (MBIA)                                                         1,241,370
               1,110,000  Poway Redevelopment Agency COP, (Paguay Redevelopment),
                          5.375%, 12/15/20 (Ambac)                                              1,198,001
               6,875,000  Poway Unified School District Special Tax Rev., (Community
                          Facilities District No. 6-4), 5.125%, 9/1/35                          7,085,238
                 585,000  Redlands Unified School District COP, 6.00%, 9/1/12 (FSA)               586,135
               2,500,000  Riverside County COP, Series 2005 A, (Family Law), 5.00%,
                          11/1/36 (FGIC)                                                        2,659,900
               1,580,000  Riverside Redevelopment Agency Rev., Series 2004 A, (Tax
                          Allocation), 5.00%, 8/1/28 (FGIC)                                     1,673,820
               2,000,000  RNR School Financing Auth. Special Tax Rev., Series 2006 A,
                          (Community Facilities District No. 92-1), 5.00%, 9/1/36
                          (Ambac)                                                               2,141,360
               1,500,000  Sacramento City Financing Auth. Lease Rev., Series 1993 A,
                          5.40%, 11/1/20 (Ambac)                                                1,720,485

------

California Long-Term Tax-Free

Principal Amount                                                                                  Value

             $ 1,000,000  Saddleback Valley Unified School District Public Financing
                          Auth. Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (FSA)          $ 1,179,260
               4,640,000  San Diego County COP, (Burnham Institute), 6.25%, 9/1/09,
                          Prerefunded at 101% of Par(1)                                         4,976,910
              10,400,000  San Diego County COP, Linked Security, ARC, YCC, 5.625%,
                          9/1/12 (Ambac)                                                       10,927,383
               5,000,000  San Francisco City & County Airports Commission Rev., Series
                          2006-32G, (San Francisco International Airport), 4.50%,
                          5/1/32 (FGIC)                                                         5,068,050
               4,185,000  San Francisco City & County Redevelopment Financing Auth. Tax
                          Allocation Rev., (Mission Bay North Project D), 5.00%, 8/1/35         4,343,026
               2,715,000  San Marcos Public Facilities Auth. Rev., Series 2000 A, (Tax
                          Increment Project Area 3), 6.75%, 10/1/10                             3,053,778
               3,535,000  San Mateo County Joint Powers Financing Auth. Lease Rev.,
                          Series 1993 A, (Capital Projects Program), 6.50%, 7/1/15
                          (MBIA)                                                                4,179,749
               4,000,000  San Mateo County Joint Powers Financing Auth. Lease Rev.,
                          Series 1993 A, (Capital Projects Program), 6.00%, 7/1/19
                          (MBIA)                                                                4,809,880
               3,355,000  Santa Barbara County GO, 5.50%, 10/1/22 (Ambac)                       3,666,948
               2,000,000  Santa Margarita-Dana Point Auth. Rev., Series 1994 B,
                          (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (MBIA)            2,462,040
               2,470,000  Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/25                  2,576,729
               2,500,000  South Coast Air Quality Management District Building Corp.
                          Rev., (Installment Sale Headquarters), 6.00% 8/1/11 (Ambac)           2,703,700
               2,705,000  South Gate COP, Series 2002 A, 5.50%, 9/1/21 (Ambac)                  2,975,581
               2,000,000  South Gate Public Financing Auth. Tax Allocation Rev.,
                          (Redevelopment Project No. 1), 5.75%, 9/1/22 (XLCA)                   2,220,460
               2,000,000  South Orange County Finance Auth. Special Tax Rev., Series
                          1994 A, 7.00%, 9/1/11 (MBIA)                                          2,275,480

Principal Amount                                                                                  Value

             $ 2,315,000  South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A,
                          5.00%, 10/1/28 (Ambac)                                              $ 2,475,754
               7,315,000  Southern California Public Power Auth. Rev., (Multiple
                          Projects), 6.75%, 7/1/12 (FSA)                                        8,400,327
               3,730,000  Southern California Public Power Auth. Rev., (Multiple
                          Projects), 6.75%, 7/1/13 (FSA)                                        4,350,411
               1,285,000  Stanton Redevelopment Agency Tax Allocation Rev., (Community
                          Development), 5.45%, 12/1/17 (Ambac)                                  1,311,047
               2,850,000  Stockton Health Facilities Auth. Rev., Series 1997 A,
                          (Dameron Hospital Association), 5.70%, 12/1/14                        2,937,524
               2,000,000  Taft Public Financing Auth. Lease Rev., Series 1997 A,
                          (Community Correctional Facility), 6.05%, 1/1/17                      2,124,920
                 930,000  Temecula Valley Unified School District Special Tax Rev.,
                          (Community Facilities District No. 2004-1 - Improvement Area
                          A), 5.00%, 9/1/37                                                       952,264
                 595,000  Temecula Valley Unified School District Special Tax Rev.,
                          (Community Facilities District No. 2005-1), 5.00%, 9/1/27               606,906
               1,000,000  Temecula Valley Unified School District Special Tax Rev.,
                          (Community Facilities District No. 2005-1), 5.00%, 9/1/36             1,020,010
               2,885,000  Torrance COP, Series 2005 B, (Refinancing & Public
                          Improvement), 5.25%, 6/1/34 (Ambac)                                   3,114,011
               1,215,000  Turlock COP, (Emanuel Medical Center Inc.), 5.50%, 10/15/18           1,306,878
               1,285,000  Turlock COP, (Emanuel Medical Center Inc.), 5.50%, 10/15/19           1,378,715
               2,500,000  Ukiah Electric Rev., 6.25%, 6/1/18 (MBIA)                             2,895,875
               1,000,000  University of California Rev., Series 2004 A, (UCLA Medical
                          Center), 5.50%, 5/15/24 (Ambac)                                       1,087,880
               1,000,000  University of California Rev., Series 2005 F, 4.75%, 5/15/35
                          (FSA)                                                                 1,037,330
               1,445,000  Walnut Valley Unified School District GO, Series 1992 B,
                          6.00%, 8/1/10 (Ambac)(1)                                              1,560,846

------

California Long-Term Tax-Free

Principal Amount                                                                                  Value

             $ 3,020,000  Watsonville Insured Hospital Rev., Series 1996 A, (Community
                          Hospital), 6.20%, 7/1/12 (California Mortgage Insurance)(1)         $ 3,274,132
               4,525,000  Woodland COP, (Wastewater System Reference), 5.75%, 3/1/12
                          (Ambac)                                                               4,764,510
                                                                                           --------------
                                                                                              437,040,835
                                                                                           --------------
PUERTO RICO -- 1.0%
               4,000,000  Puerto Rico Electric Power Auth. Rev., Series 2002 II,
                          5.375%, 7/1/17 (XLCA)                                                 4,328,440
                                                                                           --------------
TOTAL MUNICIPAL SECURITIES
(Cost $413,368,744)                                                                           441,369,275
                                                                                           --------------

Short-Term Municipal Securities -- 0.9%

CALIFORNIA -- 0.2%
               1,100,000  California Economic Recovery Rev., Series 2004 C1, VRDN,
                          3.58%, 3/1/07 (SBBPA: Landesbank Baden-Wuerttemberg)                  1,100,000
                                                                                           --------------
PUERTO RICO -- 0.7%
               3,000,000  Government Development Bank of Puerto Rico Rev., 4.10%, 5/9/07        2,999,550
                                                                                           --------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $4,100,000)                                                                               4,099,550
                                                                                           --------------

Principal Amount                                                                                  Value

Municipal Derivatives -- 0.2%

CALIFORNIA -- 0.2%
             $ 1,000,000  San Diego County Water Auth. Rev. COP, (Registration Rites)
                          Yield Curve Notes, Inverse Floater, 7.74%, 4/22/09 (FGIC)(4)        $ 1,086,780
(Cost $1,014,355)
                                                                                           --------------

Temporary Cash Investments(5)

                  89,000  Federated California Municipal Cash Trust                                89,000
(Cost $89,000)
                                                                                           --------------
TOTAL INVESTMENT SECURITIES -- 98.9%
(Cost $418,572,099)                                                                           446,644,605
                                                                                           --------------
OTHER ASSETS AND LIABILITIES -- 1.1%                                                            5,171,095
                                                                                           --------------
TOTAL NET ASSETS -- 100.0%                                                                   $451,815,700
                                                                                           ==============

Futures Contracts
                                                               Underlying Face Amount at
          Contracts Purchased             Expiration Date                Value                 Unrealized Gain (Loss)
  336      U.S. Treasury 2-Year Notes        June 2007                $68,864,250                    $209,244
                                                                     =============                  ===========

                                                               Underlying Face Amount at
            Contracts Sold                Expiration Date                Value                 Unrealized Gain (Loss)
  179      U.S. Treasury 10-Year Notes       June 2007                $19,438,281                   $(164,019)
                                                                     =============                  ===========

Swap Agreements
Notional Amo                      Description of Agreement                   Expiration Date   Unrealized Gain (Loss)

INTEREST RATE SWAP
     $13,000,000  Receive semiannually a variable rate based on the weekly      April 2017          $(213,854)
                  Bond Market Association Index and pay semiannually a fixed                     ===============
                  rate equal to 3.84% with Morgan Stanley Capital Services,
                  Inc.

------

California Long-Term Tax-Free

Notes to Schedule of Investments

Ambac = Ambac Assurance Corporation

ARC = Auction Rate Certificate

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note.  Interest reset date is indicated.  Rate shown is effective February 28, 2007.

XLCA = XL Capital Ltd.

YCC = Yield Curve Certificate

(1)  Escrowed  to  maturity  in U.S.  government  securities  or state and local government securities.

(2) Security,  or a portion thereof,  has been segregated for futures  contracts and/or swap agreements.

(3) Security is a zero-coupon  municipal  bond.  The rate indicated is the yield to maturity at  purchase.  Zero-coupon  securities  are issued at a  substantial discount from their value at maturity.

(4)  Inverse  floaters  have  interest  rates  that  move  inversely  to  market
interest  rates.   Inverse   floaters   typically  have  durations  longer  than
long-term  bonds,  which  may  cause  their  value  to  be  more  volatile  than long-term bonds when interest rates change. Final maturity is indicated.

(5) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund  shareholders  may  incur  two  types  of  costs:  (1)  transaction  costs, including  sales charges  (loads) on purchase  payments and  redemption/exchange fees;  and (2)  ongoing  costs,  including  management  fees;  distribution  and service  (12b-1)  fees;  and other fund  expenses.  This  example is intended to help you  understand  your ongoing  costs (in dollars) of investing in your fund and to compare  these costs with the ongoing  cost of  investing in other mutual funds.

The example is based on an  investment  of $1,000 made at the  beginning  of the period and held for the entire  period from  September  1, 2006 to February  28,
2007.

ACTUAL EXPENSES

The table provides  information  about actual account values and actual expenses for each  class.  You may use the  information,  together  with the  amount  you invested,  to  estimate  the  expenses  that you paid  over the  period.  First, identify  the share class you own.  Then simply  divide  your  account  value by
$1,000 (for example,  an $8,600  account  value  divided by $1,000 = 8.6),  then multiply  the result by the  number  under the  heading  "Expenses  Paid  During
Period" to estimate the expenses you paid on your account during this period.

If  you  hold   Investor   Class  shares  of  any  American   Century  fund,  or
Institutional  Class shares of the American  Century  Diversified  Bond Fund, in an American  Century account (i.e.,  not a financial  intermediary or retirement plan  account),  American  Century  may charge you a $12.50  semiannual  account maintenance  fee if the  value of those  shares is less  than  $10,000.  We will redeem  shares  automatically  in one of your accounts to pay the $12.50 fee. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered  under your  Social  Security  number.  PERSONAL  ACCOUNTS include  individual  accounts,  joint  accounts,  UGMA/UTMA  accounts,  personal trusts,  Coverdell  Education Savings Accounts and IRAs (including  traditional,
Roth,  Rollover,  SEP-,  SARSEP- and SIMPLE-IRAs),  and certain other retirement accounts.  If you have only business,  business  retirement,  employer-sponsored or American Century  Brokerage  accounts,  you are currently not subject to this fee.  We will not charge the fee as long as you choose to manage  your  accounts exclusively  online.  If you are subject to the Account  Maintenance  Fee,  your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table  also  provides  information  about  hypothetical  account  values and hypothetical  expenses  based on the actual  expense ratio of each class of your fund and an  assumed  rate of return of 5% per year  before  expenses,  which is not the actual return of a fund's share class. The  hypothetical  account values and expenses may not be used to estimate the actual  ending  account  balance or expenses you paid for the period.  You may use this  information  to compare the ongoing  costs of  investing  in your fund and other  funds.  To do so,  compare this 5% hypothetical  example with the 5%  hypothetical  examples that appear in the shareholder reports of the other funds.

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs only and do not reflect any  transactional  costs,  such as sales charges (loads) or redemption/exchange  fees. Therefore,  the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the  relative total costs of owning  different  funds.  In  addition,  if these  transactional costs were included, your costs would have been higher.

------

                                             Beginning               Ending           Expenses Paid
                                           Account Value         Account Value      During Period(1)          Annualized
                                               9/1/06               2/28/07         9/1/06 - 2/28/07       Expense Ratio(1)
California Tax-Free Money Market Investor Class Shareholder Fee Example
Actual (after waiver)(2)                       $1,000              $1,015.20              $2.50                 0.50%
Actual (before waiver)                         $1,000             $1,015.20(3)            $2.60                 0.52%
Hypothetical
(after waiver)(2)                              $1,000              $1,022.32              $2.51                 0.50%
Hypothetical
(before waiver)                                $1,000              $1,022.22              $2.61                 0.52%

California Limited-Term Tax-Free Investor Class Shareholder Fee Example
Actual                                         $1,000              $1,015.60              $2.45                 0.49%
Hypothetical                                   $1,000              $1,022.36              $2.46                 0.49%

California Tax-Free Bond Investor Class Shareholder Fee Example
Actual                                         $1,000              $1,022.90              $2.46                 0.49%
Hypothetical                                   $1,000              $1,022.36              $2.46                 0.49%

California Long-Term Tax-Free Investor Class Shareholder Fee Example
Actual                                         $1,000              $1,031.10              $2.47                 0.49%
Hypothetical                                   $1,000              $1,022.36              $2.46                 0.49%

(1) Expenses  are equal to the class's  annualized  expense  ratio listed in the
table  above,   multiplied  by  the  average  account  value  over  the  period, multiplied  by 181,  the  number of days in the most  recent  fiscal  half-year, divided by 365, to reflect the one-half year period.

(2) During the six months  ended  February  28,  2007,  the  investment  advisor waived a portion of the class's management fee.

(3) Ending  account value  assumes the return  earned after  waiver.  The return would have been lower had fees not been  waived  and would  have  resulted  in a lower ending account value.

------

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2007 (UNAUDITED)
                                                 California          California          California          California
                                                  Tax-Free          Limited-Term          Tax-Free           Long-Term
                                                Money Market          Tax-Free              Bond              Tax-Free
ASSETS

Investment securities, at value (cost of
$501,563,986, $142,543,580, $439,305,639
and $418,572,099, respectively)                  $501,563,986        $144,308,693        $455,418,442        $446,644,605

Cash                                                  484,313             172,868              91,278             439,000

Receivable for investments sold                            --           3,211,088           2,171,229                  --

Receivable for variation margin on futures
contracts                                                  --              10,873               2,623               2,749

Interest receivable                                 3,204,252           1,602,193           5,641,822           5,600,396

Prepaid portfolio insurance                            83,967                  --                  --                  --
                                                 ------------        ------------        ------------        ------------
                                                  505,336,518         149,305,715         463,325,394         452,686,750
                                                 ------------        ------------        ------------        ------------

LIABILITIES

Payable for investments purchased                   3,004,350           2,500,001           8,075,568                  --

Unrealized depreciation on
swap agreements                                            --                  --                  --             213,854

Accrued management fees                               181,944              54,201             167,461             166,796

Dividends payable                                      66,387              81,234             305,339             490,400
                                                 ------------        ------------        ------------        ------------
                                                    3,252,681           2,635,436           8,548,368             871,050
                                                 ------------        ------------        ------------        ------------

NET ASSETS                                       $502,083,837        $146,670,279        $454,777,026        $451,815,700
                                                 ============        ============        ============        ============

CAPITAL SHARES

Outstanding (unlimited number of shares
authorized)                                       502,106,722          14,087,800          40,671,651          39,508,717
                                                 ============        ============        ============        ============

NET ASSET VALUE PER SHARE                               $1.00              $10.41              $11.18              $11.44
                                                 ============        ============        ============        ============

NET ASSETS CONSIST OF:

Capital paid in                                  $502,110,366        $146,527,805        $438,066,035        $423,428,211

Accumulated undistributed net realized
gain (loss) on investment transactions               (26,529)         (1,601,379)             554,011             483,612

Net unrealized appreciation on investments                 --           1,743,853          16,156,980          27,903,877
                                                 ------------        ------------        ------------        ------------
                                                 $502,083,837        $146,670,279        $454,777,026        $451,815,700
                                                 ============        ============        ============        ============

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)
                                               California          California          California           California
                                                Tax-Free          Limited-Term          Tax-Free            Long-Term
                                              Money Market          Tax-Free              Bond               Tax-Free
INVESTMENT INCOME (LOSS)

INCOME:

Interest                                      $9,010,389           $3,066,918        $ 9,896,217           $10,962,079
                                             -----------          -----------        -----------           -----------

EXPENSES:

Management fees                                1,250,342              359,049          1,059,335             1,076,835

Trustees' fees and expenses                       13,364                3,886             11,345                11,579

Portfolio insurance                               50,162                   --                 --                    --

Other expenses                                        --                  151                445                   453
                                             -----------          -----------        -----------           -----------
                                               1,313,868              363,086          1,071,125             1,088,867
                                             -----------          -----------        -----------           -----------

Amount waived                                   (40,770)                   --                 --                    --
                                             -----------          -----------        -----------           -----------
                                               1,273,098              363,086          1,071,125             1,088,867
                                             -----------          -----------        -----------           -----------

                                             -----------          -----------        -----------           -----------

NET INVESTMENT INCOME (LOSS)                   7,737,291            2,703,832          8,825,092             9,873,212
                                             -----------          -----------        -----------           -----------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                           59,010               43,209          1,280,632             1,087,065

Futures and swaps transactions                        --            (110,600)           (81,219)             (594,155)
                                             -----------          -----------        -----------           -----------
                                                  59,010             (67,391)          1,199,413               492,910
                                             -----------          -----------        -----------           -----------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments                                           --            (253,138)            (3,503)             3,151,904

Futures and swaps                                     --             (10,276)             37,402               123,647
                                             -----------          -----------        -----------           -----------
                                                      --            (263,414)             33,899             3,275,551
                                             -----------          -----------        -----------           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)           59,010            (330,805)          1,233,312             3,768,461
                                             -----------          -----------        -----------           -----------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     $7,796,301           $2,373,027        $10,058,404           $13,641,673
                                             ===========          ===========        ===========           ===========

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2006
                                                    California Tax-Free                     California Limited-Term
                                                       Money Market                                Tax-Free
Increase (Decrease) in Net Assets               2007                  2006                 2007                2006

OPERATIONS

Net investment income (loss)                     $ 7,737,291          $ 14,604,752         $ 2,703,832          $ 5,785,200

Net realized gain (loss)                              59,010                13,452            (67,391)              179,281

Change in net unrealized appreciation
(depreciation)                                            --                    --           (263,414)          (1,874,489)
                                               -------------         -------------        ------------        -------------

Net increase (decrease) in net assets
resulting from operations                          7,796,301            14,618,204           2,373,027            4,089,992
                                               -------------         -------------        ------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income                       (7,737,291)          (14,639,943)         (2,742,100)          (5,785,200)
                                               -------------         -------------        ------------        -------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                         97,272,366           347,736,527          13,950,825           25,403,653

Proceeds from reinvestment of
distributions                                      7,267,136            13,208,510           2,199,309            4,598,750

Payments for shares redeemed                   (132,527,480)         (448,266,306)        (22,518,489)         (56,315,956)
                                               -------------         -------------        ------------        -------------

Net increase (decrease) in net assets
from capital share transactions                 (27,987,978)          (87,321,269)         (6,368,355)         (26,313,553)
                                               -------------         -------------        ------------        -------------

NET INCREASE (DECREASE) IN NET ASSETS           (27,928,968)          (87,343,008)         (6,737,428)         (28,008,761)

NET ASSETS

Beginning of period                              530,012,805           617,355,813         153,407,707          181,416,468
                                               -------------         -------------        ------------        -------------

End of period                                  $ 502,083,837         $ 530,012,805        $146,670,279        $ 153,407,707
                                               =============         =============        ============        =============

Undistributed net investment income                       --                    --                  --              $38,268
                                               =============         =============        ============        =============

TRANSACTIONS IN SHARES OF THE FUNDS

Sold                                              97,268,722           347,736,527           1,337,979            2,435,151

Issued in reinvestment of distributions            7,267,136            13,208,510             210,846              441,405

Redeemed                                       (132,527,480)         (448,266,306)         (2,159,101)          (5,401,175)
                                               -------------         -------------        ------------        -------------

Net increase (decrease) in shares of
the funds                                       (27,991,622)          (87,321,269)           (610,276)          (2,524,619)
                                               =============         =============        ============        =============

See Notes to Financial Statements.

------

SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2006
                                                      California                                  California
                                                     Tax-Free Bond                            Long-Term Tax-Free
Increase (Decrease) in Net Assets              2007                  2006                 2007                 2006

OPERATIONS

Net investment income (loss)                     $ 8,825,092         $ 17,836,106          $ 9,873,212         $ 20,270,416

Net realized gain (loss)                           1,199,413            (575,500)              492,910            1,891,724

Change in net unrealized
appreciation (depreciation)                           33,899          (6,240,800)            3,275,551          (9,741,417)
                                              --------------        -------------        -------------        -------------

Net increase (decrease) in net
assets resulting from operations                  10,058,404           11,019,806           13,641,673           12,420,723
                                              --------------        -------------        -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income                       (8,825,092)         (17,836,106)          (9,872,294)         (20,295,458)

From net realized gains                                   --             (94,332)            (737,478)          (9,266,373)
                                              --------------        -------------        -------------        -------------
Decrease in net assets from
distributions                                    (8,825,092)         (17,930,438)         (10,609,772)         (29,561,831)
                                              --------------        -------------        -------------        -------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                         46,259,020           80,506,950           20,272,998           31,375,500

Proceeds from reinvestment of
distributions                                      6,822,003           13,772,910            7,241,200           20,711,757

Payments for shares redeemed                    (31,589,660)         (91,203,590)         (24,730,139)         (64,900,152)
                                              --------------        -------------        -------------        -------------

Net increase (decrease) in net
assets from capital share
transactions                                      21,491,363            3,076,270            2,784,059         (12,812,895)
                                              --------------        -------------        -------------        -------------

NET INCREASE (DECREASE) IN NET
ASSETS                                            22,724,675          (3,834,362)            5,815,960         (29,954,003)

NET ASSETS

Beginning of period                              432,052,351          435,886,713          445,999,740          475,953,743
                                              --------------        -------------        -------------        -------------

End of period                                  $ 454,777,026         $432,052,351         $451,815,700         $445,999,740
                                              ==============        =============        =============        =============

Accumulated net investment loss                           --                   --                   --               $(918)
                                              ==============        =============        =============        =============

TRANSACTIONS IN SHARES OF THE FUNDS

Sold                                               4,143,264            7,245,872            1,778,316            2,752,233

Issued in reinvestment of
distributions                                        610,401            1,239,909              634,116            1,826,737

Redeemed                                         (2,829,916)          (8,221,693)          (2,170,959)          (5,710,155)
                                              --------------        -------------        -------------        -------------

Net increase (decrease) in shares
of the funds                                       1,923,749              264,088              241,473          (1,131,185)
                                              ==============        =============        =============        =============

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American  Century  California  Tax-Free and Municipal Funds (the
trust) is  registered  under the  Investment  Company Act of 1940 (the 1940 Act)
as an open-end management  investment company.  California Tax-Free Money Market
Fund   (Tax-Free   Money   Market),   California   Limited-Term   Tax-Free  Fund
(Limited-Term),  California  Tax-Free Bond Fund  (Tax-Free  Bond) and California
Long-Term  Tax-Free Fund  (Long-Term)  (collectively,  the funds) are four funds in a series issued by the trust.  The funds are diversified  under the 1940 Act.
The  funds'  investment  objectives  are to seek  safety of  principal  and high current  income  that is  exempt  from  federal  and  California  income  taxes.
Tax-Free  Money  Market,   Limited-Term   and  Long-Term   invest  primarily  in
municipal  obligations  with maturities based on the maturity range described in that fund's name.  Tax-Free Bond invests  primarily in municipal  obligations of all  maturity  ranges.  The  following  is a summary of the  funds'  significant accounting policies.

SECURITY  VALUATIONS  --  Securities  of  Tax-Free  Money  Market  are valued at
amortized  cost,  which  approximates   current  market  value.   Securities  of
Limited-Term,  Tax-Free Bond and  Long-Term  are valued at current  market value as provided by a  commercial  pricing  service or at the mean of the most recent bid and asked  prices.  Debt  securities  maturing  in greater  than 60 days are valued at current  market value as provided by a commercial  pricing  service or at the mean of the most recent bid and asked prices.  Debt  securities  maturing within 60 days may be valued at cost,  plus or minus any  amortized  discount or premium.  If an event occurs after the value of a security was  established  but before  the net  asset  value  per  share  was  determined  that was  likely  to materially  change the net asset value,  that  security  would be valued at fair value as  determined  in  accordance  with  procedures  adopted  by the Board of
Trustees.  If the funds determine that the market price of a portfolio  security is not readily  available,  or that the valuation methods mentioned above do not reflect the  security's  fair value,  such  security is valued at its fair value as determined  by, or in  accordance  with  procedures  adopted by, the Board of
Trustees  or its  designee  if such fair value  determination  would  materially impact a fund's  net asset  value.  Certain  other  circumstances  may cause the funds to fair value a  security  such as: an event  occurred  after the close of the exchange on which a portfolio  security  principally  trades (but before the close of the New York  Stock  Exchange)  that was  likely  to have  changed  the value of the  security;  a security has been  declared in default;  trading in a security has been halted  during the trading  day; or there is a foreign  market holiday and no trading will commence.

SECURITY  TRANSACTIONS  -- Security  transactions  are  accounted  for as of the trade date.  Net  realized  gains and losses are  determined  on the  identified cost basis, which is also used for federal income tax purposes.

INVESTMENT  INCOME --  Interest  income is  recorded  on the  accrual  basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED  AND  FORWARD  COMMITMENTS  -- The  funds may  engage in  securities
transactions  on  a  when-issued  or  forward   commitment  basis.  Under  these
arrangements,  the  securities'  prices  and yields are fixed on the date of the commitment,  but payment and delivery are  scheduled  for a future date.  During this  period,  securities  are  subject to market  fluctuations.  The funds will segregate  cash,  cash  equivalents or other  appropriate  liquid  securities on their records in amounts sufficient to meet the purchase price.

FUTURES  CONTRACTS --  Limited-Term,  Tax-Free Bond and Long-Term may enter into futures  contracts  in order to manage the funds'  exposure to changes in market conditions.  One  of  the  risks  of  entering  into  futures  contracts  is the possibility  that the change in value of the  contract  may not  correlate  with the  changes  in  value  of the  underlying  securities.  Upon  entering  into a futures  contract,  Limited-Term,  Tax-Free  Bond and  Long-Term are required to deposit  either cash or  securities  in an amount equal to a certain  percentage of the contract value (initial margin).  Subsequent  payments (variation margin)
are  made or  received  daily,  in  cash,  by  Limited-Term,  Tax-Free  Bond and
Long-Term.  The  variation  margin is equal to the daily  change in the contract value and is recorded as  unrealized  gains and losses.  Limited-Term,  Tax-Free
Bond and  Long-Term  recognize  a  realized  gain or loss when the  contract  is closed or  expires.  Net  realized  and  unrealized  gains or  losses  occurring during the  holding  period of futures  contracts  are a  component  of realized gain  (loss) on  futures  and swaps  transactions  and  unrealized  appreciation
(depreciation) on futures and swaps, respectively.

------

SWAP  AGREEMENTS --  Limited-Term,  Tax-Free Bond and Long-Term may enter into a swap  agreement  in order to attempt to obtain or preserve a  particular  return or spread at a lower cost than  obtaining a return or spread  through  purchases
and/or  sales  of  instruments  in  other  markets;   protect  against  currency
fluctuations;  attempt to manage  duration to protect  against  any  increase in the price of  securities  the funds  anticipate  purchasing  at a later date; or
gain exposure to certain  markets in the most  economical way possible.  A basic swap  agreement  is a  contract  in which  two  parties  agree to  exchange  the
returns  earned  or  realized  on  predetermined   investments  or  instruments.
Limited-Term,   Tax-Free  Bond  and  Long-Term   will   segregate   cash,   cash
equivalents or other  appropriate  liquid securities on their records in amounts sufficient to meet  requirements.  Unrealized gains are reported as an asset and unrealized  losses are  reported as a liability  on the  Statement of Assets and
Liabilities.  Swap  agreements are valued daily and changes in value,  including the periodic  amounts of interest to be paid or received on swaps,  are recorded as unrealized  appreciation  (depreciation) on futures and swaps.  Realized gain or loss is  recorded  upon  receipt  or  payment  of a  periodic  settlement  or termination  of swap  agreements.  The risks of  entering  into swap  agreements include the possible  lack of  liquidity,  failure of the  counterparty  to meet its  obligations,  and that there may be  unfavorable  changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is each fund's  policy to distribute  substantially  all net investment  income and net realized gains to  shareholders  and to otherwise qualify as a regulated  investment  company  under  provisions  of the  Internal
Revenue  Code.  Accordingly,  no  provision  has been made for  federal or state income taxes.

DISTRIBUTIONS  TO SHAREHOLDERS -- Distributions  from net investment  income are declared  daily and paid  monthly.  Distributions  from net realized  gains,  if any, are generally  declared and paid  annually.  Tax-Free Money Market does not expect to  realize  any  long-term  capital  gains,  and  accordingly,  does not expect to pay any capital gains distributions.

INDEMNIFICATIONS  -- Under the trust's  organizational  documents,  its officers and trustees are  indemnified  against  certain  liabilities  arising out of the performance of their duties to the funds.  In addition,  in the normal course of
business,    the   funds   enter   into   contracts    that   provide    general
indemnifications.  The funds'  maximum  exposure  under  these  arrangements  is unknown  as this  would  involve  future  claims  that may be made  against  the funds.  The risk of material  loss from such claims is  considered by management to be remote.

USE OF ESTIMATES -- The financial  statements  are prepared in  conformity  with accounting  principles  generally  accepted  in the  United  States of  America, which may require  management to make certain  estimates and  assumptions at the date of the  financial  statements.  Actual  results  could  differ  from  these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT  FEES -- The trust  has  entered  into a  Management  Agreement  with
American Century Investment  Management,  Inc., (ACIM) (the investment advisor), under which ACIM  provides the funds with  investment  advisory  and  management services  in  exchange  for a single,  unified  management  fee (the  fee).  The
Agreement   provides   that  all  expenses  of  the  funds,   except   brokerage
commissions,  taxes, portfolio insurance,  interest,  fees and expenses of those trustees  who are not  considered  "interested  persons"  as defined in the 1940
Act (including counsel fees) and extraordinary  expenses,  will be paid by ACIM.
The fee is  computed  and  accrued  daily  based on the daily net assets of each specific  class of shares  of each fund and paid  monthly  in  arrears.  The fee consists  of (1) an  Investment  Category  Fee based on the daily net  assets of the funds and certain  other  accounts  managed by the  investment  advisor that are in the same broad  investment  category  as each fund and (2) a Complex  Fee based on the assets of all the funds in the  American  Century  family of funds.
The rates for the  Investment  Category  Fee range from  0.1570% to 0.2700%  for
Tax-Free  Money  Market and from 0.1625% to 0.2800% for  Limited-Term,  Tax-Free
Bond,  and  Long-Term.  The rates for the  Complex  Fee range  from  0.2500%  to
0.3100%.  Effective  August 1, 2006 through July 31, 2007,  ACIM has voluntarily agreed to waive 0.016% of its  management  fee for Tax-Free  Money  Market.  The effective  annual  management  fee for Tax-Free  Money Market for the six months ended  February 28, 2007,  was 0.49% before waiver and 0.47% after  waiver.  The effective annual  management fee was 0.49% for  Limited-Term,  Tax-Free Bond and
Long-Term for the six months ended February 28, 2007.

------

MONEY MARKET  INSURANCE -- Tax-Free Money Market,  along with other money market funds  managed by ACIM,  have  entered into an  insurance  agreement  with Ambac
Assurance  Corporation  (Ambac).  Ambac  provides  limited  coverage for certain loss events  including  issuer  defaults as to payment of  principal or interest and  insolvency of a credit  enhancement  provider.  Tax-Free  Money Market pays annual  premiums to Ambac,  which are amortized daily over one year. For the six months ended February 28, 2007, the annualized  ratio of money market  insurance expense to average net assets was 0.02%.

RELATED  PARTIES  --  Certain  officers  and  trustees  of the  trust  are  also officers  and/or  directors,  and,  as  a  group,  controlling  stockholders  of
American Century  Companies,  Inc. (ACC),  the parent of the trust's  investment advisor,  ACIM,  the  distributor  of the  trust,  American  Century  Investment
Services, Inc., and the trust's transfer agent, American Century Services, LLC.

Limited-Term,  Tax-Free Bond and Long-Term have a bank line of credit  agreement with  JPMorgan  Chase  Bank  (JPMCB).  JPMCB is a  custodian  of the funds and a wholly  owned  subsidiary  of  JPMorgan  Chase  & Co.  (JPM).  JPM is an  equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment  transactions,  excluding short-term investments,  for the six months ended February 28, 2007, were as follows:

                           Limited-Term        Tax-Free Bond        Long-Term
Cost of purchases           $11,915,824         $70,101,282        $65,504,283
Proceeds from sales         $30,698,117         $91,370,376        $40,384,786

All  investment   transactions   for  Tax-Free  Money  Market  were   considered
short-term during the six months ended February 28, 2007.

4. BANK LINE OF CREDIT

Limited-Term,  Tax-Free  Bond and  Long-Term,  along with  certain  other  funds managed by ACIM or American Century Global Investment  Management,  Inc., have a
$500,000,000  unsecured bank line of credit agreement with JPMCB.  Limited-Term,
Tax-Free  Bond and  Long-Term  may  borrow  money  for  temporary  or  emergency purposes to fund  shareholder  redemptions.  Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%.  Limited-Term,  Tax-Free Bond and
Long-Term  did not borrow  from the line  during the six months  ended  February
28, 2007.

5. RISK FACTORS

The funds  concentrate  their  investments  in a single state and  therefore may have more  exposure to credit  risk  related to the state of  California  than a fund with a broader  geographical  diversification.  Income  may be  subject  to state and local taxes and, if applicable, the alternative minimum tax.

------

6. FEDERAL TAX INFORMATION

The  book-basis  character  of  distributions  made  during  the  year  from net investment  income  or  net  realized  gains  may  differ  from  their  ultimate characterization  for federal  income tax purposes.  These  differences  reflect the  differing  character of certain  income  items and net  realized  gains and
losses  for  financial   statement   and  tax   purposes,   and  may  result  in
reclassification among certain capital accounts on the financial statements.

As of February 28, 2007, the  components of  investments  for federal income tax purposes were as follows:

                           Tax-Free Money
                             Market           Limited-Term        Tax-Free Bond          Long-Term
Federal tax cost of
investments                $501,563,986        $142,543,580         $439,305,639          $418,572,099
                           ============        ============        =============         =============

Gross tax appreciation
of investments                       --          $1,873,371          $16,120,801           $28,106,560

Gross tax depreciation
of investments                       --           (108,258)              (7,998)              (34,054)
                           ------------        ------------        -------------         -------------

Net tax appreciation
(depreciation) of
investments                          --          $1,765,113          $16,112,803           $28,072,506
                           ============        ============        =============         =============

The cost of  investments  for federal  income tax  purposes  was the same as the cost for financial statement purposes.

Following are the capital loss  carryovers and capital loss deferral  amounts as of August 31, 2006:

                       Tax-Free Money
                           Market          Limited-Term      Tax-Free Bond       Long-Term
Accumulated
capital losses           $(83,841)         $(1,311,283)            --                --

Capital loss
deferral                  $(1,698)          $(233,689)         $(638,627)            --

The  accumulated   capital  losses  listed  above  represent  net  capital  loss carryovers  that  may be  used to  offset  future  realized  capital  gains  for federal income tax purposes. The capital loss carryovers expire as follows:

                                                  2013                  2014
Tax-Free Money Market                              --                 $(83,841)
Limited-Term                                   $(905,690)            $(405,593)

The  capital  loss  deferrals  represent  net  capital  losses  incurred  in the ten-month  period ended  August 31,  2006.  The funds have elected to treat such losses as having been incurred in the following  fiscal year for federal  income tax purposes.

7. RECENTLY ISSUED ACCOUNTING STANDARDS

In  June  2006,  the  Financial   Accounting   Standards   Board  (FASB)  issued
Interpretation  No.  48,  "Accounting  for  Uncertainty  in  Income  Taxes  - an
Interpretation  of FASB  Statement  No.  109" (FIN  48).  FIN 48  establishes  a minimum  threshold  for  financial  statement  recognition  of  the  benefit  of positions  taken in filing tax returns  (including  whether an entity is taxable in a particular  jurisdiction),  and requires  certain expanded tax disclosures.
FIN 48 is effective for fiscal years  beginning  after December 15, 2006, and is to be  applied to all open tax years as of the date of  effectiveness.  The FASB issued  Statement  of  Financial  Accounting  Standards  No.  157,  "Fair  Value
Measurements"  (FAS 157),  in  September  2006,  which is  effective  for fiscal
years   beginning   after  November  15,  2007.  FAS  157  defines  fair  value, establishes  a framework  for  measuring  fair value and  expands  the  required financial  statement  disclosures about fair value  measurements.  Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------

FINANCIAL HIGHLIGHTS
California Tax-Free Money Market

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                                 2007(1)           2006            2005           2004           2003           2002
PER-SHARE DATA

Net Asset Value,
Beginning of Period                $1.00          $1.00           $1.00          $1.00          $1.00          $1.00
                                --------       --------        --------       --------       --------       --------
Income From
Investment Operations

 Net
 Investment
 Income (Loss)                      0.02           0.03            0.02           0.01           0.01           0.01
                                --------       --------        --------       --------       --------       --------
Distributions

 From Net
 Investment
 Income                           (0.02)         (0.03)          (0.02)         (0.01)         (0.01)         (0.01)
                                --------       --------        --------       --------       --------       --------
Net Asset Value,
End of Period                      $1.00          $1.00           $1.00          $1.00          $1.00          $1.00
                                ========       ========        ========       ========       ========       ========

TOTAL RETURN(2)                    1.52%          2.70%           1.54%          0.58%          0.73%          1.24%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to Average
Net Assets                   0.50%(3)(4)          0.52%           0.52%          0.52%          0.51%          0.51%

Ratio of
Operating
Expenses to Average
Net Assets
(Before
Expense Waiver)                 0.52%(4)          0.52%           0.52%          0.52%          0.51%          0.51%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets                   3.04%(3)(4)          2.64%           1.53%          0.57%          0.76%          1.24%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets
(Before
Expense Waiver)                 3.02%(4)          2.64%           1.53%          0.57%          0.76%          1.24%

Net Assets,
End of
Period (in
thousands)                      $502,084       $530,013        $617,356       $600,882       $621,747       $528,188

(1) Six months ended February 28, 2007 (unaudited).

(2) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any.  Total returns for periods less than one year are not annualized.

(3) Effective  August 1, 2006,  the  investment  advisor  voluntarily  agreed to waive a portion of its management fee.

(4) Annualized.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                              2007(1)           2006           2005            2004            2003           2002
PER-SHARE DATA

Net Asset Value,
Beginning of Period           $10.44          $10.53         $10.71          $10.70          $10.82         $10.69
                            --------        --------       --------        --------        --------       --------
Income From
Investment
Operations

 Net Investment
 Income (Loss)                  0.19            0.37           0.32            0.28            0.30           0.35

 Net Realized and
 Unrealized
 Gain (Loss)                  (0.03)          (0.09)         (0.18)            0.01          (0.10)           0.16
                            --------        --------       --------        --------        --------       --------

 Total From
 Investment
 Operations                     0.16            0.28           0.14            0.29            0.20           0.51
                             --------        --------       --------        --------        --------       --------
Distributions

 From Net
 Investment Income             (0.19)          (0.37)         (0.32)          (0.28)          (0.30)         (0.35)

 From Net
 Realized Gains                    --              --             --           --(2)          (0.02)         (0.03)
                             --------        --------       --------        --------        --------       --------

 Total
 Distributions                 (0.19)          (0.37)         (0.32)          (0.28)          (0.32)         (0.38)
                             --------        --------       --------        --------        --------       --------
Net Asset Value,
End of Period                  $10.41          $10.44         $10.53          $10.71          $10.70         $10.82
                             ========        ========       ========        ========        ========       ========

TOTAL RETURN(3)                 1.56%           2.68%          1.33%           2.75%           1.87%          4.91%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net
Assets                       0.49%(4)           0.49%          0.49%           0.50%           0.51%          0.51%

Ratio of Net
Investment
Income (Loss) to
Average Net Assets           3.65%(4)           3.50%          3.01%           2.59%           2.78%          3.30%

Portfolio
Turnover Rate                      9%             18%            78%             55%             34%            50%

Net Assets,
End of Period
(in thousands)               $146,670        $153,408       $181,416        $219,949        $228,030       $205,066

(1) Six months ended February 28, 2007 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any.  Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------

California Tax-Free Bond

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                              2007(1)           2006           2005            2004            2003           2002
PER-SHARE DATA

Net Asset Value,
Beginning of Period            $11.15          $11.33         $11.41          $11.28          $11.55         $11.47
                             --------        --------       --------        --------        --------       --------
Income From
Investment
Operations

 Net Investment
 Income (Loss)                   0.22            0.46           0.46            0.44            0.45           0.47

 Net Realized and
 Unrealized
 Gain (Loss)                     0.03          (0.18)         (0.08)            0.13          (0.23)           0.15
                             --------        --------       --------        --------        --------       --------

 Total From
 Investment
 Operations                      0.25            0.28           0.38            0.57            0.22           0.62
                             --------        --------       --------        --------        --------       --------
Distributions

 From Net
 Investment Income             (0.22)          (0.46)         (0.46)          (0.44)          (0.45)         (0.47)

 From Net
 Realized Gains                    --           --(2)             --              --          (0.04)         (0.07)
                             --------        --------       --------        --------        --------       --------

 Total
 Distributions                 (0.22)          (0.46)         (0.46)          (0.44)          (0.49)         (0.54)
                             --------        --------       --------        --------        --------       --------
Net Asset Value,
End of Period                  $11.18          $11.15         $11.33          $11.41          $11.28         $11.55
                             ========        ========       ========        ========        ========       ========

TOTAL RETURN(3)                 2.29%           2.58%          3.36%           5.13%           1.91%          5.63%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net
Assets                       0.49%(4)           0.49%          0.49%           0.50%           0.51%          0.51%

Ratio of Net
Investment
Income (Loss) to
Average Net Assets           4.04%(4)           4.13%          4.02%           3.87%           3.89%          4.13%

Portfolio
Turnover Rate                     16%             34%            34%             20%             25%            41%

Net Assets,
End of Period
(in thousands)               $454,777        $432,052       $435,887        $418,655        $451,131       $477,494

(1) Six months ended February 28, 2007 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any.  Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------

California Long-Term Tax-Free

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                              2007(1)           2006           2005            2004            2003           2002
PER-SHARE DATA

Net Asset Value,
Beginning of Period           $11.36          $11.78         $11.69          $11.43          $11.75         $11.70
                            --------        --------       --------        --------        --------       --------
Income From
Investment
Operations

 Net Investment
 Income (Loss)                  0.25            0.51           0.52            0.51            0.53           0.53

 Net Realized and
 Unrealized
 Gain (Loss)                    0.10          (0.19)           0.09            0.26          (0.32)           0.05
                            --------        --------       --------        --------        --------       --------

 Total From
 Investment
 Operations                     0.35            0.32           0.61            0.77            0.21           0.58
                            --------        --------       --------        --------        --------       --------
Distributions

 From Net
 Investment Income            (0.25)          (0.51)         (0.52)          (0.51)          (0.53)         (0.53)

 From Net
 Realized Gains               (0.02)          (0.23)             --           --(2)              --             --
                            --------        --------       --------        --------        --------       --------

 Total
 Distributions                (0.27)          (0.74)         (0.52)          (0.51)          (0.53)         (0.53)
                            --------        --------       --------        --------        --------       --------
Net Asset Value,
End of Period                 $11.44          $11.36         $11.78          $11.69          $11.43         $11.75
                            ========       =========       ========        ========        ========       ========

TOTAL RETURN(3)                3.11%           2.89%          5.38%           6.83%           1.81%          5.14%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net
Assets                       0.49%(4)           0.49%          0.49%           0.50%           0.51%          0.51%

Ratio of Net
Investment
Income (Loss) to
Average Net Assets           4.44%(4)           4.46%          4.40%           4.39%           4.54%          4.58%

Portfolio
Turnover Rate                     10%             33%            36%             19%             23%            43%

Net Assets,
End of Period
(in thousands)               $451,816        $446,000       $475,954        $468,891        $497,165       $327,150

(1) Six months ended February 28, 2007 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any.  Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century  Investment  Management,  Inc., the funds' investment  advisor, is responsible  for exercising the voting rights  associated with the securities purchased  and/or  held  by  the  funds.  A  description  of  the  policies  and procedures  the advisor  uses in  fulfilling  this  responsibility  is available without charge,  upon request, by calling  1-800-345-2021.  It is also available on American Century's website at  americancentury.com  and on the Securities and
Exchange  Commission's  website  at  sec.gov.   Information  regarding  how  the
investment  advisor voted proxies  relating to portfolio  securities  during the most recent  12-month  period  ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The  funds  file  their  complete  schedule  of  portfolio   holdings  with  the
Securities  and Exchange  Commission  (SEC) for the first and third  quarters of each fiscal year on Form N-Q.  The funds'  Forms N-Q are  available on the SEC's website  at  sec.gov,  and  may be  reviewed  and  copied  at the  SEC's  Public
Reference  Room in  Washington,  DC.  Information on the operation of the Public
Reference  Room may be obtained by calling  1-800-SEC-0330.  The funds also make their  complete  schedule of portfolio  holdings for the most recent  quarter of their fiscal year  available on their website at  americancentury.com  and, upon request, by calling 1-800-345-2021.

------

INDEX DEFINITIONS

The  following  indices are used to illustrate  investment  market,  sector,  or style  performance  or to serve as fund  performance  comparisons.  They are not investment products available for purchase.

The  LEHMAN  BROTHERS   3-YEAR   MUNICIPAL  BOND  INDEX  is  composed  of  those
securities  included  in the  Lehman  Brothers  Municipal  Bond  Index that have maturities between two and four years.

The  LEHMAN  BROTHERS  5-YEAR  GENERAL  OBLIGATION  (GO)  INDEX is  composed  of investment-grade  U.S.  municipal  securities,  with  maturities  of four to six years, that are general obligations of a state or local government.

The  LEHMAN  BROTHERS  LONG-TERM  MUNICIPAL  BOND  INDEX  is  composed  of those securities  included  in the  Lehman  Brothers  Municipal  Bond  Index that have maturities greater than 22 years.

The  LEHMAN  BROTHERS  MUNICIPAL  BOND  INDEX is a market  value-weighted  index designed for the long-term tax-exempt bond market.

The LEHMAN  BROTHERS  NON-INVESTMENT-GRADE  MUNICIPAL  BOND INDEX is composed of non-investment  grade U.S.  municipal  securities  with a remaining  maturity of one year or more.

The  LEHMAN  BROTHERS  U.S.  AGGREGATE  INDEX  represents  securities  that  are taxable,  registered  with the  Securities  and  Exchange  Commission,  and U.S.
dollar-denominated.  The index covers the U.S. investment-grade  fixed-rate bond
market,   with  index  components  for  government  and  corporate   securities,
mortgage pass-through securities, and asset-backed securities.

The  LEHMAN  BROTHERS  U.S.  TREASURY  INDEX is  composed  of  those  securities
included  in  the  Lehman   Brothers  U.S.   Aggregate  Index  that  are  public
obligations of the U.S. Treasury with a remaining maturity of one year or more.

------

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND
MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS  REPORT AND THE  STATEMENTS  IT  CONTAINS  ARE  SUBMITTED  FOR THE  GENERAL
INFORMATION OF OUR  SHAREHOLDERS.  THE REPORT IS NOT AUTHORIZED FOR DISTriBUTION
TO  PROSPECTIVE  INVESTORS  UNLESS  PRECEDED  OR  ACCOMPANIED  BY  AN  EFFECTIVE
PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0704
SH-SAN-53910N

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report               February 28, 2007

[photo of spring]

California High-Yield Municipal Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

We have the  privilege  of  providing  you with the  semiannual  report  for the
American  Century®  California  High-Yield  Municipal  Fund  for the six  months ended  February 28, 2007.  We've  gathered this  information to help you monitor your  investment.  Another resource is our website,  americancentury.com,  where we post  company  news,  portfolio  commentaries,  investment  views,  and other communications  about portfolio strategy,  personal finance,  government policy, and the markets.

Speaking of company news,  American Century  announced the following  leadership changes.  Chief  Investment  Officer Mark Mallon retired in the first quarter of
2007,  after  nearly a decade at American  Century.  Effective  January 1, 2007, former International  Equity CIO Enrique Chang became CIO with  responsibilities for the  entire  investment  management  operation.  Prior to  joining  American
Century in 2006, Enrique worked at Munder Capital  Management,  serving the last four  years as  president  and CIO.  Before  that,  he held a series  of  senior investment  management  positions at Vantage Global  Advisors,  J. & W. Seligman and Co., and General Reinsurance Corp.

In January 2007,  President  and Chief  Executive  Officer Bill Lyons  announced his  retirement  after  nearly 20 years at  American  Century.  Chief  Financial
Officer  Jonathan  Thomas was appointed  president  and CEO  effective  March 1,
2007.  Since 2005,  Jonathan has overseen  American  Century's  financial  area,
with  additional  responsibilities  in  purchasing,   facilities,  real  estate,
information  technology,   operations,  and  human  resources.   Before  joining
American  Century,  Jonathan was a managing  director and global chief operating
officer  of  Morgan  Stanley's  investment   division,   and  worked  in  senior
leadership roles for Bank of America,  Boston Financial  Services,  and Fidelity
Investments.

We wish to thank  Mark and Bill for their many  years of  distinguished  service
-- American  Century is a stronger  company as a result of their hard work.  And we firmly  believe  their roles in our firm have  transitioned  to two talented, committed, and experienced top executives.

[photo of James E. Stowers, Jr. and James E. Stowers III]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

TABLE OF CONTENTS

      Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .   2
       U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . . . .   2

CALIFORNIA HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions  expressed in the Market  Perspective and the Portfolio  Commentary
reflect  those of the  portfolio  management  team as of the date of the report, and do not necessarily  represent the opinions of American  Century or any other person in the American  Century  organization.  Any such opinions are subject to change at any time based upon market or other  conditions  and American  Century disclaims any  responsibility  to update such  opinions.  These opinions may not be relied upon as investment  advice and, because  investment  decisions made by
American  Century  funds are based on numerous  factors,  may not be relied upon as an  indication  of trading  intent on behalf of any  American  Century  fund.
Security  examples  are  used  for  representational  purposes  only and are not
intended  as  recommendations  to  purchase  or  sell  securities.   Performance
information  for  comparative  indices  and  securities  is provided to American
Century by third party  vendors.  To the best of American  Century's  knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of cio]

By David MacEwen, Chief Investment Officer, Fixed Income

MODEST ECONOMIC GROWTH, INCREASED MARKET VOLATILITY

The  U.S.  economy  advanced  at a  modest  pace  during  the six  months  ended
February 28, 2007,  with growth  averaging  about 2.5% during the second half of
2006.  Weighing  the impact of its recent rate hikes,  the Federal  Reserve (the
Fed)  kept  interest  rates  on  hold  during  the  period,   and  hopes  for  a
first-quarter  2007  rate  cut  faded  as  core  inflation  numbers  refused  to subside.  Twelve-month  trailing core consumer-price  inflation averaged 2.7% in the second half of 2006, the highest half-year average since late 2001.

In  spite  of  near-term  inflation  concerns,  the Fed  seemed  convinced  that long-term  inflation was under control,  which generally  supported bond prices.
U.S.  stock  markets  rose fairly  steadily  during the period  until a dramatic drop in the  Shanghai  stock  market  in late  February  helped  trigger  equity market  corrections  around the globe.  The  February  rout  handed  U.S.  stock indexes  their first  monthly  decline  since July 2006.  Growing  concerns over deteriorating  financial  conditions among subprime lenders also hurt stocks but pushed bond prices higher at the end of the reporting period.

BONDS BENEFITED BUT MUNICIPALS TRAILED TAXABLES

Mixed economic  reports,  stock market  volatility,  and subprime woes sparked a flight to quality,  boosting  demand for Treasury  bonds and driving yields down across the Treasury yield curve.  The Treasury curve remained  inverted  between two- and 10-year  maturities  (two-year yields were higher than 10-year),  while the municipal  yield curve  flattened by nearly 30 basis points between two- and
30-year  issues as short  yields rose while  demand at the long end of the curve pushed yields lower.

Though  all  sectors  of  the  U.S.  bond  market   posted   gains,   the  broad
investment-grade  municipal  market  underperformed  the broad  investment-grade taxable market, which is typical when Treasurys rally.

High-yield  municipals  outperformed  the  broad  municipal  market  for the six months  as  credit  spreads  tightened.  Yield-seeking  investors  continued  to embrace  high-yield  bonds  as a  result  of the  flat/inverted  Treasury  yield curve.  By  the  end  of  February,  high-yield  muni  bonds  had  racked  up 16 consecutive months of gains, according to Lehman Brothers.

U.S. Fixed-Income Total Returns
For the 6 months ended February 28, 2007
LEHMAN BROTHERS MUNICIPAL MARKET INDICES
Municipal Bond                                             2.89%
3-Year Municipal Bond                                      1.78%
5-Year General Obligation (GO)                             1.83%
Long-Term Municipal Bond (22+ years)                       4.13%
Non-Investment-Grade (High-Yield)                          4.70%
TAXABLE MARKET RETURNS
Lehman Brothers U.S. Aggregate Index                       3.66%
Lehman Brothers U.S. Treasury Index                        3.18%
3-Month Treasury Bill                                      2.53%
10-Year Treasury Note                                      3.45%

------
2

PERFORMANCE
California High-Yield Municipal

Total Returns as of February 28, 2007
                                                                    Average Annual Returns
                                                                                                Since       Inception
                                    6 months(1)     1 year        5 years       10 years      Inception        Date
INVESTOR CLASS                         3.35%         5.76%         6.59%         6.55%          6.52%        12/30/86
LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX                   4.13%         6.67%         6.95%         6.86%        7.72%(2)          --
LIPPER CALIFORNIA MUNICIPAL
DEBT FUNDS AVERAGE RETURNS(3)          2.71%         4.56%         4.68%         5.16%        6.15%(2)          --
Investor Class's Lipper Ranking
 as of 2/28/07(3)                        --        10 of 116      4 of 95       2 of 68      3 of 23(2)         --
 as of 3/31/07(3)                        --        13 of 116      4 of 94       2 of 69      3 of 23(2)         --
A Class                                                                                                      1/31/03
 No sales charge*                      3.23%         5.50%           --            --           6.31%
 With sales charge*                    -1.39%        0.78%           --            --           5.12%
B Class                                                                                                      1/31/03
 No sales charge*                      2.84%         4.71%           --            --         5.53%(4)
 With sales charge*                    -2.16%        0.71%           --            --         5.11%(4)
C Class                                                                                                      1/31/03
 No sales charge*                      2.84%         4.71%           --            --         5.59%(4)
 With sales charge*                    1.84%         4.71%           --            --         5.59%(4)

*Sales  charges  include  initial sales charges and  contingent  deferred  sales charges  (CDSCs),  as  applicable.  A Class shares have a 4.50% maximum  initial sales  charge for fixed  income  funds and may be  subject to a maximum  CDSC of
1.00%.  B Class  shares  redeemed  within six years of purchase are subject to a
CDSC that  declines  from 5.00%  during the first year after  purchase  to 0.00%
the sixth year  after  purchase.  C Class  shares  redeemed  within 12 months of purchase  are  subject to a maximum  CDSC of 1.00%.  Please see the Share  Class
Information  page for more about the  applicable  sales  charges  for each share class.  The SEC requires that mutual funds provide  performance  information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Since 12/31/86,  the date nearest the Investor  Class's  inception for which data are available.

(3) Data  provided  by Lipper  Inc. - A Reuters  Company.  © 2007  Reuters.  All
rights  reserved.  Any  copying,   republication  or  redistribution  of  Lipper
content,   including  by  caching,   framing  or  similar  means,  is  expressly
prohibited  without the prior  written  consent of Lipper.  Lipper  shall not be liable  for any errors or delays in the  content,  or for any  actions  taken in reliance thereon.
  Lipper  Fund  Performance  --  Performance  data  is  total  return,   and  is
preliminary and subject to revision.
  Lipper  Rankings  --  Rankings  are based only on the  universe  shown and are based on average  annual total  returns.  This listing  might not  represent the complete universe of funds tracked by Lipper.
  The data contained  herein has been obtained from company  reports,  financial reporting  services,  periodicals and other  resources  believed to be reliable.
Although  carefully  verified,  data on compilations is not guaranteed by Lipper and may be  incomplete.  No  offer  or  solicitations  to buy or sell any of the securities herein is being made by Lipper.

(4) Class  returns  would have been lower if  distribution  and service fees had not been voluntarily waived from 1/31/03 to 3/10/03,  2/19/03,  and 3/4/03 for B
Class and C Class shares, respectively.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and
redemption   value  may  be  more  or  less  than  original  co  st.  To  obtain
performance   data   current  to  the  most  recent   month  end,   please  call
1-800-345-2021  or visit  americancentury.com.  As  interest  rates  rise,  bond values will decline. In addition,  the lower-rated  securities in which the fund invests are subject to greater  credit risk,  default risk and  liquidity  risk.
Investment  income  may be  subject  to  certain  state  and  local  taxes  and, depending  on your tax  status,  the  federal  alternative  minimum  tax  (AMT).
Capital gains are not exempt from state and federal income tax.

Unless  otherwise   indicated,   performance  reflects  Investor  Class  shares;
performance  for  other  share  classes  will  vary  due to  differences  in fee structure.  For information about other share classes available,  please consult the prospectus.  Data assumes  reinvestment of dividends and capital gains,  and none of the charts  reflect the deduction of taxes that a shareholder  would pay on fund  distributions  or the redemption of fund shares.  Returns for the index are  provided  for  comparison.  The  fund's  total  returns  include  operating expenses (such as transaction  costs and management  fees) that reduce  returns, while the total returns of the index do not.

------
3

California High-Yield Municipal

Growth of $10,000 Over 10 Years
$10,000 investment made February 28, 1997

One-Year Returns Over 10 Years
Periods ended February 28 (except as noted)
                     1998       1999       2000*        2001       2002      2003      2004*      2005      2006       2007
Investor Class      10.62%     6.59%      -3.94%       13.40%     6.77%     7.61%      7.01%     5.62%      6.96%     5.76%

Lehman Brothers
Long-Term
Municipal Bond
Index               11.46%     6.40%      -6.23%       16.39%     7.18%     8.03%      7.70%     5.79%      6.58%     6.67%

*Period ended February 29.

Data presented  reflect past  performance.  Past  performance is no guarantee of
future   results.   Current   performance  may  be  higher  or  lower  than  the
performance  shown.  Investment  return and principal value will fluctuate,  and
redemption   value  may  be  more  or  less  than  original  co  st.  To  obtain
performance   data   current  to  the  most  recent   month  end,   please  call
1-800-345-2021  or visit  americancentury.com.  As  interest  rates  rise,  bond values will decline. In addition,  the lower-rated  securities in which the fund invests are subject to greater  credit risk,  default risk and  liquidity  risk.
Investment  income  may be  subject  to  certain  state  and  local  taxes  and, depending  on your tax  status,  the  federal  alternative  minimum  tax  (AMT).
Capital gains are not exempt from state and federal income tax.

Unless  otherwise   indicated,   performance  reflects  Investor  Class  shares;
performance  for  other  share  classes  will  vary  due to  differences  in fee structure.  For information about other share classes available,  please consult the prospectus.  Data assumes  reinvestment of dividends and capital gains,  and none of the charts  reflect the deduction of taxes that a shareholder  would pay on fund  distributions  or the redemption of fund shares.  Returns for the index are  provided  for  comparison.  The  fund's  total  returns  include  operating expenses (such as transaction  costs and management  fees) that reduce  returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
California High-Yield Municipal

Lead Portfolio Manager: Steven Permut

PERFORMANCE SUMMARY

California  High-Yield  Municipal (Cal  High-Yield)  returned 3.35%* for the six months  ended  February  28,  2007,  while its peer  group,  represented  by the
average   return  of  120  California   municipal  debt  funds,   gained  2.71%.
Meanwhile,  the investment-grade  Lehman Brothers Long-Term Municipal Bond Index returned  4.13%.  The Lehman index return is not reduced by operating  expenses, as are those of Cal High-Yield and the funds in the Lipper group.

Modest  economic  growth,   mixed  economic  data,  stock  market  jitters,  and
problems  among subprime  lenders  helped produce  positive bond returns for the period  (see  Market  Perspective  on page  2).  Lower-quality,  higher-yielding bonds significantly  outperformed  higher-quality  bonds, helping Cal High-Yield outperform  its  Lipper  peer  group,  which is largely  composed  of funds that invest  primarily  in  investment-grade  municipal  bonds.  The  portfolio  also benefited from favorable security selection.

Cal  High-Yield's  longer-term  relative  performance  remained solid:  the fund outperformed  the Lipper group  average for the one-,  five-,  and 10-year,  and since-inception periods ended February 28, 2007 (see page 3).

HIGH-YIELD MUNIS BEAT MOST BOND SECTORS

Though  municipal  bonds  generally  underperformed  Treasury  bonds  during the reporting period,  high-yield municipals  outperformed most other sectors in the
U.S.  bond market (see Market  Returns  table,  page 2).  Issuance of high-yield municipals  was high,  but  demand  was  strong  enough  not only to absorb  the additional  supply,  but to push prices  higher.  The  inverted  Treasury  yield curve increased  investors'  appetite for high-yield bonds, and hedge funds were also drawn to high-yield  municipals for their returns.  As the municipal  yield curve flattened, hedge fund managers sought increasingly lower-quality bonds.

Portfolio at a Glance
                                                       As of            As of
                                                      2/28/07          8/31/06
Weighted Average Maturity                            17.1 yrs         18.3 yrs
Average Duration (Modified)                           5.0 yrs          5.6 yrs

Yields as of February 28, 2007
30-DAY SEC YIELD
Investor Class                                                         3.88%
A Class                                                                3.47%
B Class                                                                2.88%
C Class                                                                2.88%
INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
31.98% Tax Bracket                                                     5.70%
34.70% Tax Bracket                                                     5.94%
39.23% Tax Bracket                                                     6.39%
41.05% Tax Bracket                                                     6.58%

(1) The tax brackets  indicated are for combined  state and federal  income tax.
Actual  tax-equivalent  yields  may be  lower,  if  alternative  minimum  tax is applicable.

*All fund returns  referenced in this  commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------
5

California High-Yield Municipal

HIGH-FLYING AIRLINE BONDS BEGAN TO LOSE ALTITUDE

Corporate  municipal bonds,  especially airline bonds, led the high-yield sector for the six months.  Yields on high-yield  airline bonds fell to five-year  lows as major  airlines  continued to pull out of bankruptcy  and become  profitable, and  signs  of  industry  merger  activity  began  to  stir.  But  in  February, tax-exempt  airline  bonds were one of the worst  performers  in the  high-yield sector as  airlines  were hit by rising oil prices  and  storm-related  schedule disruptions.

This  sudden  turnaround  in  airline  bond  performance  illustrates  why we're cautious  about  corporate  municipals.  Aside  from their  greater  volatility, corporate  bonds are  subject  to risks  that  don't  apply  often to  municipal bonds, such as litigation risk,  bankruptcy,  fluctuating profit levels,  or--as in the case of  airlines--the  effects  of  energy  prices.  We held no  airline bonds during the period.

Cal High-Yield  benefited from favorable security selection,  driven by a strong and experienced  team of credit analysts.  Two of the portfolio's  holdings were pre-refunded (refinanced) during the period, boosting performance.

BROADENING THE PORTFOLIO'S DIVERSIFICATION

While our investment  strategy  continued to focus on land-based bonds and other non-rated securities,  we increased Cal High-Yield's  diversification,  shifting some land-based assets into tax-allocation  bonds--mostly  hospital-based--which were  performing  well.  We also  increased  the fund's  overweight  position in non-rated  bonds that met our  credit-quality  criteria  (see chart  above).  We look for  securities  that offer a high level of income,  plus the potential for future  credit-rating  upgrades.  We seek  land-based  bonds in  areas  where we believe  housing  demand is greater than supply.  These bonds can  appreciate as housing  projects are developed and credit risk  diminishes,  and we favor bonds issued by large, reputable, builders with strong track records.

STARTING POINT FOR THE NEXT REPORT PERIOD

"We don't see any  factors in the near term that are  likely to hurt  demand for high-yield  bonds," said lead  portfolio  manager  Steven  Permut.  Federal fund rate  futures  indicate  that  market  participants  expect  the  Fed  to  lower interest  rates in the second half of 2007,  so we've  added a  curve-steepening position  using  two- and  10-year  Treasurys.  We'll  also look to  deepen  the portfolio's  diversification,  both by bond sector and geography. As of February
28,  2007,  we  saw  continuing  opportunities  in  certain  health-care-related bonds,  and will likely  increase the  portfolio's  position in BBB  health-care bonds

Portfolio Composition by Credit Rating
                          % of fund                  % of fund
                         investments                investments
                            as of                      as of
                           2/28/07                    8/31/06
AAA                          34%                        44%
AA                           4%                          --
A                            4%                          3%
BBB                          12%                        13%
BB                           --                          1%
Unrated                      46%                        39%

Ratings  provided by independent  research  companies.  These ratings are listed in Standard & Poor's format even if they were provided by other sources.

Top Five Sectors as of February 28, 2007
                                                     % of fund
                                                    investments
Land Secured                                            33%
Prerefunded                                             16%
Tax Allocation Revenue                                  10%
General Obligation (GO)                                  8%
Water and Sewer Revenue                                  6%

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6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund  shareholders  may  incur  two  types  of  costs:  (1)  transaction  costs, including  sales charges  (loads) on purchase  payments and  redemption/exchange fees;  and (2)  ongoing  costs,  including  management  fees;  distribution  and service  (12b-1)  fees;  and other fund  expenses.  This  example is intended to help you  understand  your ongoing  costs (in dollars) of investing in your fund and to compare  these costs with the ongoing  cost of  investing in other mutual funds.

The example is based on an  investment  of $1,000 made at the  beginning  of the period and held for the entire  period from  September  1, 2006 to February  28,
2007.

ACTUAL EXPENSES

The table provides  information  about actual account values and actual expenses for each  class.  You may use the  information,  together  with the  amount  you invested,  to  estimate  the  expenses  that you paid  over the  period.  First, identify  the share class you own.  Then simply  divide  your  account  value by
$1,000 (for example,  an $8,600  account  value  divided by $1,000 = 8.6),  then multiply  the result by the  number  under the  heading  "Expenses  Paid  During
Period" to estimate the expenses you paid on your account during this period.

If  you  hold   Investor   Class  shares  of  any  American   Century  fund,  or
Institutional  Class shares of the American  Century  Diversified  Bond Fund, in an American  Century account (i.e.,  not a financial  intermediary or retirement plan  account),  American  Century  may charge you a $12.50  semiannual  account maintenance  fee if the  value of those  shares is less  than  $10,000.  We will redeem  shares  automatically  in one of your accounts to pay the $12.50 fee. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered  under your  Social  Security  number.  PERSONAL  ACCOUNTS include  individual  accounts,  joint  accounts,  UGMA/UTMA  accounts,  personal trusts,  Coverdell  Education Savings Accounts and IRAs (including  traditional,
Roth,  Rollover,  SEP-,  SARSEP- and SIMPLE-IRAs),  and certain other retirement accounts.  If you have only business,  business  retirement,  employer-sponsored or American Century  Brokerage  accounts,  you are currently not subject to this fee.  We will not charge the fee as long as you choose to manage  your  accounts exclusively  online.  If you are subject to the Account  Maintenance  Fee,  your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table  also  provides  information  about  hypothetical  account  values and hypothetical  expenses  based on the actual  expense ratio of each class of your fund and an  assumed  rate of return of 5% per year  before  expenses,  which is not the actual return of a fund's share class. The  hypothetical  account values and expenses may not be used to estimate the actual  ending  account  balance or expenses you paid for the period.  You may use this  information  to compare the ongoing  costs of  investing  in your fund and other  funds.  To do so,  compare this 5% hypothetical  example with the 5%  hypothetical  examples that appear in the shareholder reports of the other funds.

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs only and do not reflect any  transactional  costs,  such as sales charges (loads) or redemption/exchange  fees. Therefore,  the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the  relative total costs of owning  different  funds.  In  addition,  if these  transactional costs were included, your costs would have been higher.

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7

California High-Yield Municipal Shareholder Fee Example

                        Beginning                          Expenses Paid During
                      Account Value      Ending Account      Period* 9/1/06 -     Annualized Expense
                         9/1/06          Value 2/28/07            2/28/07               Ratio*
ACTUAL
Investor Class           $1,000            $1,033.50               $2.62                 0.52%
A Class                  $1,000            $1,032.30               $3.88                 0.77%
B Class                  $1,000            $1,028.40               $7.64                 1.52%
C Class                  $1,000            $1,028.40               $7.64                 1.52%
HYPOTHETICAL
Investor Class           $1,000            $1,022.22               $2.61                 0.52%
A Class                  $1,000            $1,020.98               $3.86                 0.77%
B Class                  $1,000            $1,017.26               $7.60                 1.52%
C Class                  $1,000            $1,017.26               $7.60                 1.52%

*Expenses  are  equal to the  class's  annualized  expense  ratio  listed in the
table  above,   multiplied  by  the  average  account  value  over  the  period, multiplied  by 181,  the  number of days in the most  recent  fiscal  half-year, divided by 365, to reflect the one-half year period.

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8

SCHEDULE OF INVESTMENTS
California High-Yield Municipal

FEBRUARY 28, 2007

Principal Amount                                                                                Value

Municipal Securities - 93.6%

CALIFORNIA - 92.1%

             $ 1,000,000  ABC Unified School District GO, Series 2000 B, 6.14%,
                          8/1/21 (FGIC)(1)                                                   $ 550,600
               2,000,000  Alameda Public Financing Auth. Local Agency Rev., Series
                          1996 A, (Community Facilities District No. 1), 7.00%, 8/1/19       2,043,300
               1,200,000  Anaheim Public Financing Auth. Lease Rev., Series 1997 A,
                          6.00%, 9/1/24 (FSA)                                                1,480,632
                 830,000  Association of Bay Area Governments Finance Auth. for
                          Nonprofit Corporations COP, (Eskaton Gold River Lodge),
                          6.375%, 11/15/08, Prerefunded at 102% of Par(2)                      868,296
               3,000,000  Association of Bay Area Governments Finance Auth. for
                          Nonprofit Corporations COP, (Eskaton Gold River Lodge),
                          6.375%, 11/15/08, Prerefunded at 102% of Par(2)                    3,191,070
               2,500,000  Beaumont Financing Auth. Local Agency Rev., Series 2003 A,
                          6.875%, 9/1/27                                                     2,837,000
               2,875,000  Beaumont Financing Auth. Local Agency Rev., Series 2004 D,
                          5.80%, 9/1/35                                                      3,100,371
                 855,000  Beaumont Financing Auth. Local Agency Rev., Series 2005 C,
                          5.50%, 9/1/29                                                        903,265
               4,000,000  Beaumont Financing Auth. Local Agency Rev., Series 2005 C,
                          5.50%, 9/1/35                                                      4,178,600
               3,700,000  Beaumont Financing Auth. Local Agency Rev., Series 2006 A,
                          5.35%, 9/1/36                                                      3,830,536
               1,190,000  Berryessa Unified School District GO, Series 2000 A, 6.18%,
                          8/1/21 (FSA)(1)                                                      655,214
               1,220,000  Berryessa Unified School District GO, Series 2000 A, 6.05%,
                          8/1/22 (FSA)(1)                                                      642,562
               1,000,000  Berryessa Unified School District GO, Series 2000 A, 6.06%,
                          8/1/23 (FSA)(1)                                                      502,820
               1,505,000  California Educational Facilities Auth. Rev., (Western
                          University Health Sciences), 6.00%, 10/1/21                        1,636,733

Principal Amount                                                                                Value

             $ 4,000,000  California Health Facilities Financing Auth. Rev., Series
                          1989 A, (Kaiser Permanente), 7.15%, 10/1/12 (Ambac)(1)            $3,233,640
               2,500,000  California Health Facilities Financing Auth. Rev., Series
                          1998 A, (Kaiser Permanente), 5.50%, 6/1/22 (FSA)(2)                2,604,950
               4,410,000  California Mobilehome Park Financing Auth. Rev., Series
                          2000 B, (Union City Tropics), 7.30%, 8/15/35                       4,969,276
               1,905,000  California Mobilehome Park Financing Auth. Rev., Series
                          2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36          2,056,333
               6,345,000  California Mobilehome Park Financing Auth. Rev., Series
                          2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(3)                   7,004,752
               4,760,000  California Mobilehome Park Financing Auth. Rev., Series
                          2006 A, (Union City Tropics), 5.00%, 12/15/41                      4,959,968
               2,000,000  California Mobilehome Park Financing Auth. Rev., Series
                          2006 B, (Union City Tropics), 5.50%, 12/15/41                      2,050,840
               2,000,000  California Public Works Board Lease Rev., Series 1993 D,
                          (Department of Corrections), 5.25%, 6/1/15 (FSA)                   2,184,380
               6,000,000  California Public Works Board Lease Rev., Series 2005 A,
                          (Department of General Services - Butterfield), 5.25%,
                          6/1/30(3)                                                          6,463,620
               1,340,000  California State and Local Government Financing Auth. Rev.,
                          Series 1997 B, (Marin Valley Mobile Country), 7.50%, 10/1/24       1,389,593
               2,500,000  California State University Fresno Association Inc. Rev.,
                          (Auxiliary Organization Event Center), 6.00%, 7/1/12,
                          Prerefunded at 101% of Par(2)                                      2,807,775
               4,630,000  California State University Fresno Association Inc. Rev.,
                          (Auxiliary Organization Event Center), 6.00%, 7/1/12,
                          Prerefunded at 101% of Par(2)(3)                                   5,200,000
               2,455,000  California State University Fresno Association Inc. Rev.,
                          (Auxiliary Organization Event Center), 7.00%, 7/1/12,
                          Prerefunded at 102% of Par(2)                                      2,862,480

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9

California High-Yield Municipal
Principal Amount                                                                                Value

             $10,000,000  California State University Rev., 5.00%, 11/1/30 (MBIA)(3)      $ 10,737,699
              10,000,000  California Statewide Communities Development Auth. Rev.,
                          Series 2006 B, (Kaiser Permanente), 5.25%, 3/1/45(3)              10,668,699
               4,000,000  California Statewide Communities Development Auth. Rev.,
                          Series 2007 A, (Kaiser Permanente), 5.00%, 4/1/31                  4,222,120
               1,960,000  California Statewide Communities Development Auth. Rev.,
                          (Thomas Jefferson School of Law), 7.75%, 10/1/11,
                          Prerefunded at 101% of Par(2)                                      2,278,618
               2,670,000  California Statewide Communities Development COP, (Sonoma
                          County Indian Health), 6.40%, 9/1/29                               2,817,811
                 990,000  California Statewide Communities Development COP, (Windward
                          School), 6.90%, 9/1/23                                             1,011,830
               4,070,000  Capistrano Unified School District No. 90-2 Community
                          Facilities Special Tax Rev., 6.00%, 9/1/13, Prerefunded at
                          100% of Par(2)                                                     4,631,741
               6,250,000  Capistrano Unified School District No. 90-2 Community
                          Facilities Special Tax Rev., 6.00%, 9/1/33                         6,684,750
               2,180,000  Capistrano Unified School District No. 98-2 Community
                          Facilities Special Tax Rev., 5.00%, 9/1/23 (FGIC)                  2,348,122
               1,000,000  Carmel Unified School District GO, 5.50%, 8/1/25 (MBIA)            1,063,540
               2,500,000  Castaic Lake Water Agency COP, Series 2006 C, 5.00%, 8/1/36
                          (MBIA)                                                             2,675,375
               1,075,000  Cathedral City Public Financing Auth. Rev., Series 2000 A,
                          6.00%, 8/1/23 (MBIA)(1)                                              540,532
               1,075,000  Cathedral City Public Financing Auth. Rev., Series 2000 A,
                          6.00%, 8/1/24 (MBIA)(1)                                              516,602
               1,085,000  Cathedral City Public Financing Auth. Rev., Series 2000 A,
                          6.05%, 8/1/25 (MBIA)(1)                                              497,234

Principal Amount                                                                                Value

             $ 1,085,000  Cathedral City Public Financing Auth. Rev., Series 2000 A,
                          6.05%, 8/1/26 (MBIA)(1)                                            $ 474,807
               1,700,000  Chino Valley Unified School District COP, Series 2001 A,
                          5.375%, 9/1/20 (FSA)                                               1,826,565
               2,140,000  Chula Vista Community Facilities District No. 01-1 Area A
                          Special Tax Rev., 6.10%, 9/1/10, Prerefunded at 102% of
                          Par(2)                                                             2,341,823
               2,175,000  Chula Vista Community Facilities District No. 01-1 Area B
                          Special Tax Rev., (San Miguel), 5.45%, 9/1/36                      2,265,328
               3,600,000  Chula Vista Community Facilities District No. 06-1 Area A
                          Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33                  3,872,268
               3,705,000  Chula Vista Community Facilities District No. 12 Area I
                          Special Tax Rev., (McMillin Otay Ranch), 5.25%, 9/1/36             3,812,593
               2,670,000  Chula Vista Community Facilities District No. 13-I Special
                          Tax Rev., (Otay Ranch Village Seven), 5.35%, 9/1/36                2,755,680
               7,715,000  Chula Vista Community Facilities District No. 99-1 Special
                          Tax Rev., 7.625%, 9/1/09, Prerefunded at 102% of Par(2)            8,594,123
               1,810,000  City of Lincoln Community Facilities District No. 2003-1
                          Special Tax Rev., (Lincoln Crossing) 6.00%, 9/1/34                 1,895,233
               1,560,000  City of Lincoln Community Facilities District No. 2006-1
                          Special Tax Rev., (Lakeside Improvement Area No. 2), 5.00%,
                          9/1/36                                                             1,579,422
               1,780,000  Clovis Public Financing Auth. Lease Rev., (Corporate Yard),
                          5.375%, 3/1/20 (Ambac)                                             1,906,522
                 520,000  Corcoran COP, 8.75%, 6/1/16 (Acquired 4/28/92, Cost
                          $520,000)(4)                                                         598,671
               2,000,000  Corona Department of Water & Power COP, 5.00%, 9/1/35 (MBIA)       2,133,360
               1,500,000  Cucamonga Valley Water District COP, (Water Facilities
                          Financing), 5.00%, 9/1/36 (MBIA)                                   1,606,020

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10

California High-Yield Municipal
Principal Amount                                                                               Value

             $ 1,150,000  Duarte Unified School District GO, Series 1999 B, 6.08%,
                          11/1/23 (FSA)(1)                                                   $ 570,354
               2,355,000  Duarte Unified School District GO, Series 2006 E, (Election
                          of 1998), 5.07%, 11/1/28 (FSA)(1)                                    924,644
               2,805,000  El Dorado County Community Facilities District No. 1992-1
                          Special Tax Rev., 5.60%, 9/1/09                                    2,855,911
               2,500,000  El Dorado County Community Facilities District No. 2001-1
                          Special Tax Rev., 6.30%, 9/1/31                                    2,691,725
               4,500,000  El Dorado County Community Facilities District No. 2005-1
                          Special Tax Rev., 5.25%, 9/1/35                                    4,658,355
               1,000,000  Escondido Community Facilities District No. 2006-1 Special
                          Tax Rev., (Eureka Ranch), 5.15%, 9/1/36                            1,027,620
               5,000,000  Fillmore Redevelopment Agency Tax Allocation Rev., Series
                          2006 A, (Central City Redevelopment), 5.375%, 5/1/31               5,202,400
               4,225,000  Florin Resource Conservation District COP, Series 1999 A,
                          (Elk Grove Water Works), 6.75%, 9/1/09, Prerefunded at 102%
                          of Par(2)                                                          4,624,939
               3,740,000  Folsom Public Financing Auth. Rev., Series 1997 A, 6.875%,
                          9/2/19                                                             3,829,835
               2,495,000  Folsom Special Tax Rev., (Community Facilities District No.
                          7), 5.75%, 9/1/14                                                  2,631,427
               4,250,000  Folsom Special Tax Rev., (Community Facilities District No.
                          10), 7.00%, 9/1/24                                                 4,567,475
               6,500,000  Folsom Special Tax Rev., (Community Facilities District No.
                          14), 6.30%, 9/1/32                                                 7,023,249
               3,000,000  Foothill-De Anza Community College District GO, 6.16%,
                          8/1/21 (MBIA)(1)                                                   1,651,800
               3,000,000  Fullerton Community Facilities District No. 1 Special Tax
                          Rev., (Amerige Heights), 6.20%, 9/1/32                             3,214,500
               5,000,000  Fullerton Unified School District Community Facilities
                          District No. 1 Special Tax Rev., 6.375%, 9/1/31(3)                 5,421,000
               1,600,000  Glendale Electric Works Rev., 5.875%, 2/1/10, Prerefunded
                          at 101% of Par (MBIA)(2)                                           1,720,016

Principal Amount                                                                               Value

             $ 2,630,000  Glendale Unified School District GO, Series 1999 C, 6.00%,
                          9/1/22 (FSA)                                                      $2,798,925
               3,920,000  Golden State Tobacco Securitization Corp. Settlement Rev.,
                          Series 2003 A-1, 6.25%, 6/1/33                                     4,392,713
               5,005,000  Golden State Tobacco Securitization Corp. Settlement Rev.,
                          Series 2003 A-1, 6.75%, 6/1/39(3)                                  5,740,585
               8,000,000  Golden State Tobacco Securitization Corp. Settlement Rev.,
                          Series 2005 A, 5.00%, 6/1/35 (FGIC)(3)                             8,508,239
              11,650,000  Golden State Tobacco Securitization Corp. Settlement Rev.,
                          Series 2005 A, 5.00%, 6/1/38 (FGIC)(3)                            12,348,184
               3,285,000  Hawaiian Gardens COP, Series 2000 A, 8.00%, 6/1/10,
                          Prerefunded at 102% of Par(2)                                      3,726,898
               2,775,000  Hawaiian Gardens Redevelopment Agency Tax Allocation Rev.,
                          Series 2006 B, (Redevelopment Project No. 1), 5.40%, 12/1/25       2,848,121
               2,670,000  Hemet Unified School District Special Tax Rev., (Community
                          Facilities District No. 2005-2), 5.25%, 9/1/30                     2,754,479
               1,510,000  Hemet Unified School District Special Tax Rev., (Community
                          Facilities District No. 2005-2), 5.25%, 9/1/35                     1,557,701
               2,000,000  Highland Special Tax Rev., (Community Facilities District
                          No. 01-1), 6.45%, 9/1/28                                           2,112,580
               3,345,000  Hillsborough School District GO, Series 2006 B, (Election
                          of 2002), 4.84%, 9/1/28(1)                                         1,328,433
               5,000,000  Huntington Beach Union High School District GO, (Election
                          of 2004), 5.00%, 8/1/31 (MBIA)(1)                                  1,735,300
               5,000,000  Imperial Irrigation District COP, (Water Systems), 5.50%,
                          7/1/29 (Ambac)(3)                                                  5,362,850
                 500,000  Independent Cities Lease Finance Auth. Rev., Series 2006 B,
                          (San Juan Mobile Estates), 5.55%, 5/15/31                            512,310
               1,150,000  Independent Cities Lease Finance Auth. Rev., Series 2006 B,
                          (San Juan Mobile Estates), 5.85%, 5/15/41                          1,192,907

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11

California High-Yield Municipal
Principal Amount                                                                               Value

             $ 2,000,000  Indio Redevelopment Agency Tax Allocation Rev., Series 2004
                          B, (Sub-Merged Project Area), 6.50%, 8/15/34                     $2,223,720
               5,000,000  Irvine Unified School District Financing Auth. Special Tax
                          Rev., Series 2005 A, 5.00%, 9/1/34 (Ambac)(3)                     5,327,100
               8,550,000  Kern Community College Safety, Repair and Improvement
                          District GO, (Election of 2002), 4.56%, 11/1/30 (FSA)(1)          3,067,484
               1,000,000  Laguna Salada Union School District GO, Series 2000 C,
                          6.12%, 8/1/29 (FGIC)(1)                                             386,870
               1,225,000  Lake Elsinore Community Facilities District No. 2004-3
                          Special Tax Rev., Series 2005 A, (Rosetta Canyon
                          Improvement Area 1), 5.25%, 9/1/35                                1,271,611
               2,800,000  Lake Elsinore Community Facilities District No. 2004-3
                          Special Tax Rev., Series 2006 A, (Rosetta Canyon
                          Improvement Area 2), 5.25%, 9/1/37                                2,881,312
               1,100,000  Lake Elsinore Community Facilities District No. 2005-1
                          Special Tax Rev., Series 2006 A, (Serenity), 5.35%, 9/1/36        1,138,808
               5,000,000  Lake Elsinore Community Facilities District No. 2005-2
                          Special Tax Rev., Series 2005 A, (Alberhill Ranch
                          Improvement Area A), 5.45%, 9/1/36                                5,207,650
               2,500,000  Lake Elsinore School Financing Auth. Rev., (Horsethief
                          Canyon), 5.625%, 9/1/16                                           2,583,175
               1,245,000  Lake Elsinore Unified School District Community Facilities
                          District No. 2005-1 Special Tax Rev., (Improvement Area A),
                          5.40%, 9/1/35                                                     1,273,100
               1,310,000  Los Angeles Community Facilities District No. 3 Special Tax
                          Rev., (Cascades Business Park and Golf Course), 6.40%,
                          9/1/22                                                            1,347,152
              11,000,000  Los Angeles Community Redevelopment Agency Auth. Lease
                          Rev., (Vermont Manchester Social Services), 5.00%, 9/1/37
                          (Ambac)                                                          11,692,889
               5,000,000  Los Angeles Department of Water & Power Rev., Series 2006
                          A1, (Water System), 5.00%, 7/1/36 (Ambac)(3)                      5,384,300

Principal Amount                                                                               Value

             $ 1,500,000  Los Angeles Unified School District GO, Series 2003 A,
                          5.00%, 1/1/28 (MBIA)                                             $1,623,795
               5,455,000  Manteca Unified School District GO, (Election of 2004),
                          4.92%, 8/1/30 (MBIA)(1)                                           1,972,473
               2,100,000  Menifee Union School District Special Tax Rev., (Community
                          Facilities District No. 2005-2), 5.375%, 9/1/36                   2,147,145
               7,225,000  Menlo Park Community Development Agency Multifamily Rev.,
                          (Las Pulgas), 5.55%, 6/1/10, Prerefunded at 102% of Par
                          (Ambac)(2)(3)                                                     7,807,190
               1,970,000  Milpitas Improvement Bond Act 1915 Special Assessment,
                          Series 1996 A, (Local Improvement District 18), 6.75%,
                          9/2/16                                                            2,033,986
               4,000,000  Moreno Valley Unified School District Special Tax Rev.,
                          (Community Facilities District No. 2002-1), 6.20%, 9/1/32         4,347,920
               4,100,000  Murrieta Community Facilities District No. 2000-1 Special
                          Tax Rev., (Greer Ranch), 6.375%, 9/1/30                           4,448,705
               1,920,000  Murrieta Community Facilities District No. 2000-2 Special
                          Tax Rev., Series 2004 A, (The Oaks Improvement Area),
                          6.00%, 9/1/34                                                     2,069,453
               1,810,000  Murrieta Community Facilities District No. 2003-3 Special
                          Tax Rev., (Creekside Village Improvement Area No. 1),
                          5.20%, 9/1/35                                                     1,845,983
               1,660,000  North City West School Facilities Financing Auth. Special
                          Tax Rev., Series 2005 B, 5.25%, 9/1/25 (Ambac)                    1,916,487
               3,500,000  Oceanside Community Development Commission Tax Allocation
                          Rev., (Downtown Redevelopment), 5.70%, 9/1/25                     3,787,140
               2,970,000  Oceanside Community Facilities District Special Tax Rev.,
                          Series 2002 A, (No. 2001-1 Morrow Hills Development),
                          6.20%, 9/1/32                                                     3,215,411
               1,000,000  Oceanside Community Facilities District Special Tax Rev.,
                          Series 2004 A, (No. 2001-1 Morrow Hills Development),
                          5.50%, 9/1/29                                                     1,046,580

------
12

California High-Yield Municipal
Principal Amount                                                                                Value

             $ 2,000,000  Orange County Community Facilities District No. 1999-1
                          Special Tax Rev., Series 1999 A, (Ladera Ranch), 6.50%,
                          8/15/09, Prerefunded at 102% of Par(2)                            $2,176,400
               2,200,000  Orange County Community Facilities District No. 1999-1
                          Special Tax Rev., Series 1999 A, (Ladera Ranch), 6.70%,
                          8/15/09, Prerefunded at 102% of Par(2)                             2,404,336
               4,590,000  Orange County Community Facilities District No. 2000-1
                          Special Tax Rev., Series 2000 A, (Ladera Ranch), 6.25%,
                          8/15/08, Prerefunded at 100% of Par(2)                             4,766,853
               2,400,000  Orange County Community Facilities District No. 2001-1
                          Special Tax Rev., Series 2002 A, (Ladera Ranch), 6.00%,
                          8/15/10, Prerefunded at 101% of Par(2)                             2,611,680
               2,300,000  Orange County Community Facilities District No. 2004-1
                          Special Tax Rev., Series 2005 A, (Ladera Ranch), 5.20%,
                          8/15/34                                                            2,373,117
               3,000,000  Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30
                          (MBIA)                                                             3,606,960
               1,150,000  Pacifica COP, (Public Safety Building), 5.80%, 11/1/20
                          (MBIA)                                                             1,232,513
              10,000,000  Palmdale Water District COP, 5.00%, 10/1/34 (FGIC)(3)             10,593,699
               2,580,000  Palomar Pomerado Health Care District COP, (Indian Health
                          Council Inc.), 6.25%, 10/1/29                                      2,708,871
               1,390,000  Perris Community Facilities District No. 3 Special Tax
                          Rev., Series 2005 A, (Improvement Area No. 2), 5.30%, 9/1/35       1,448,575
               3,000,000  Perris Public Financing Auth. Special Tax Rev., Series 2004
                          A, 6.125%, 9/1/34                                                  3,302,130
               1,450,000  Perris Public Financing Auth. Tax Allocation Rev., 5.35%,
                          10/1/36                                                            1,501,577
               1,000,000  Perris Union High School District GO, Series 2000 A, 6.40%,
                          9/1/24 (FGIC)(1)                                                     479,040
               1,000,000  Perris Union High School District GO, Series 2000 A, 6.40%,
                          3/1/25 (FGIC)(1)                                                     466,600

Principal Amount                                                                                Value

             $ 2,900,000  Pittsburg Redevelopment Agency Tax Allocation Rev., (Los
                          Medanos Community Development), 6.20%, 8/1/25 (Ambac)(1)          $1,324,227
               2,640,000  Placer Union High School District GO, Series 2000 A, 6.20%,
                          8/1/16 (FGIC)(1)                                                   1,814,894
               1,600,000  Placer Union High School District GO, Series 2000 A, 6.28%,
                          8/1/18 (FGIC)(1)                                                   1,005,216
               2,925,000  Placer Union High School District GO, Series 2000 A, 6.35%,
                          8/1/21 (FGIC)(1)                                                   1,610,505
               2,100,000  Placer Union High School District GO, Series 2000 A, 6.37%,
                          8/1/22 (FGIC)(1)                                                   1,106,049
               3,525,000  Placer Union High School District GO, Series 2000 A, 6.39%,
                          8/1/23 (FGIC)(1)                                                   1,772,441
               1,000,000  Placer Union High School District GO, Series 2000 A, 6.40%,
                          8/1/24 (FGIC)(1)                                                     480,720
               4,835,000  Pleasant Valley School District-Ventura County GO, Series
                          2002 A, 5.85%, 8/1/31 (MBIA)(3)                                    6,108,249
               1,055,000  Pomona Public Financing Auth. Rev., Series 2006 AX, (Merged
                          Redevelopment), 5.00%, 2/1/23                                      1,100,682
               1,100,000  Pomona Public Financing Auth. Rev., Series 2006 AX, (Merged
                          Redevelopment), 5.00%, 2/1/24                                      1,145,837
               1,155,000  Pomona Public Financing Auth. Rev., Series 2006 AX, (Merged
                          Redevelopment), 5.00%, 2/1/25                                      1,202,193
               8,470,000  Pomona Public Financing Auth. Rev., Series 2006 AX, (Merged
                          Redevelopment), 5.00%, 2/1/32(3)                                   8,767,974
               2,755,000  Pomona Public Financing Auth. Rev., Series 2006 AX, (Merged
                          Redevelopment), 5.00%, 2/1/41                                      2,831,975
               1,700,000  Poway Unified School District Special Tax Rev., (Community
                          Facilities District No. 6-4), 5.125%, 9/1/35                       1,751,986
               2,000,000  Poway Unified School District Special Tax Rev., (Community
                          Facilities District No. 14 - Improvement Area A), 5.25%,
                          9/1/36                                                             2,064,200

------
13

California High-Yield Municipal
Principal Amount                                                                                Value

             $ 2,500,000  Poway Unified School District Special Tax Rev., (Community
                          Facilities District No. 14), 5.25%, 9/1/36                        $2,580,250
               2,000,000  Rancho Cordova Community Facilities District No. 2003-1
                          Special Tax Rev., (Sunridge Anatolia), 5.50%, 9/1/37               2,098,980
               2,400,000  Rancho Cucamonga Community Facilities District No. 2004-01
                          Special Tax Rev., (Rancho Etiwanda Estates), 5.375%, 9/1/36        2,477,304
               1,815,000  Redondo Beach Public Financing Auth. Rev., (South Bay
                          Center Redevelopment), 7.125%, 7/1/08                              1,854,876
               1,485,000  Rialto Community Facilities District No. 2006-1 Special Tax
                          Rev., (Elm Park), 5.35%, 9/1/36                                    1,532,654
               1,000,000  Richmond Joint Powers Financing Auth. Rev., Series 1995 A,
                          5.25%, 5/15/13                                                     1,011,110
               1,700,000  Richmond Wastewater Rev., 6.18%, 8/1/23 (FGIC)(1)                    857,548
               2,905,000  Richmond Wastewater Rev., 6.20%, 8/1/26 (FGIC)(1)                  1,278,549
               2,365,000  Riverside County COP, 5.75%, 11/1/31 (MBIA)                        2,593,932
               2,040,000  Riverside County Improvement Bond Act 1915 Special
                          Assessment, (District No. 168 - Rivercrest), 6.70%, 9/2/26         2,173,722
               3,000,000  Riverside County Public Financing Auth. Tax Allocation
                          Rev., Series 2005 A, (Redevelopment), 5.00%, 10/1/35 (XLCA)        3,185,940
               2,355,000  Riverside County Public Financing Auth. Tax Allocation
                          Rev., Series 2006 B, (Redevelopment Project Area No. 1 and
                          Mid-County Redevelopment Project), 4.50%, 10/1/37 (MBIA)           2,381,447
               2,000,000  Riverside Unified School District Special Tax Rev.,
                          (Community Facilities District No. 13 - Improvement Area
                          1), 5.375%, 9/1/34                                                 2,064,520
               4,765,000  Riverside Unified School District Special Tax Rev., Series
                          2000 A, (Community Facilities District No. 7), 7.00%, 9/1/30       5,332,369

Principal Amount                                                                                Value

             $ 1,000,000  Riverside Unified School District Special Tax Rev., Series
                          2005 A, (Community Facilities District No. 15 - Improvement
                          Area 2), 5.25%, 9/1/30                                            $1,031,900
               4,315,000  Rohnert Park Finance Auth. Rev., Series 2001 A, (Las
                          Casitas de Sonoma), 6.40%, 4/15/36                                 4,637,331
               5,000,000  Romoland School District Special Tax Rev., (Community
                          Facilities District No. 1 - Improvement Area 1), 5.40%,
                          9/1/36                                                             5,161,650
               3,250,000  Roseville Special Tax Rev., (Fiddyment Ranch Community
                          Facilities District No. 1), 5.25%, 9/1/36                          3,352,668
               1,600,000  Roseville Special Tax Rev., (Westpark Community Facilities
                          District No. 1 - Public Facilities), 5.25%, 9/1/37                 1,650,544
                 635,000  Sacramento County Community Facilities District No. 1
                          Special Tax Rev., (Elliot Ranch), 5.60%, 9/1/07                      638,137
                 645,000  Sacramento County Community Facilities District No. 1
                          Special Tax Rev., (Elliot Ranch), 5.70%, 9/1/08                      655,926
               1,500,000  Sacramento County Community Facilities District No. 1
                          Special Tax Rev., (Elliot Ranch), 6.30%, 9/1/21                    1,541,130
               4,000,000  Sacramento Municipal Utilities District Electric Rev.,
                          Series 1997 K, 5.25%, 7/1/24 (Ambac)                               4,656,440
               4,000,000  Sacramento Special Tax Rev., (North Natomas Community
                          Facilities), 6.30%, 9/1/26                                         4,224,920
               1,975,000  San Buenaventura COP, (Wastewater Revenue), 5.00%, 3/1/29
                          (MBIA)                                                             2,086,627
               3,765,000  San Diego County Improvement Bond Act of 1915 Special
                          Assessment (Reassessment District No. 97-1 - 4-S Ranch),
                          6.25%, 9/2/12                                                      3,876,256
               1,250,000  San Francisco City and County Redevelopment Agency Lease
                          Rev., (George R. Moscone), 7.05%, 7/1/13(1)                          960,950
               2,790,000  San Marcos Public Facilities Auth. Special Tax Rev., Series
                          2004 A, 5.45%, 9/1/24                                              2,893,928

------
14

California High-Yield Municipal
Principal Amount                                                                                Value

             $ 5,000,000  San Marcos Public Facilities Auth. Special Tax Rev., Series
                          2004 A, 5.00%, 9/1/34 (FGIC)(3)                                   $5,287,600
               3,005,000  Santa Barbara County Rev., 5.50%, 9/1/22 (Ambac)                   3,281,160
               2,875,000  Santa Monica Redevelopment Agency Tax Allocation Rev.,
                          Series 2006 A, (Earthquake Recovery Redevelopment), 5.00%,
                          7/1/28 (FGIC)                                                      3,082,058
               2,000,000  Saugus Union School District Special Tax Rev., (Community
                          Facilities District No. 2005-1), 5.30%, 9/1/36                     2,063,680
               7,755,000  Shasta Lake Public Finance Auth. Rev., (Electrical
                          Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(2)          9,006,268
               2,160,000  Soledad Improvement Bond Act of 1915 Special Assessment,
                          (Diamond Ridge Assessment District No. 2002-01), 6.75%,
                          9/2/33                                                             2,374,985
                 500,000  Southern California Public Power Auth. Rev., 6.75%, 7/1/10
                          (FSA)                                                                548,565
               2,400,000  Southern California Public Power Auth. Rev.,
                          (Transmission), 6.35%, 7/1/14 (MBIA)(1)                            1,803,528
               1,250,000  Southern California Public Power Auth. Rev.,
                          (Transmission), 6.35%, 7/1/15 (MBIA)(1)                              900,525
               1,200,000  Southwestern Community College District GO, 5.625%, 8/1/11,
                          Prerefunded at 101% of Par (Ambac)(2)                              1,312,656
               4,195,000  Stockton Community Facilities District Special Tax Rev.,
                          (Spanos Park West No. 2001-1), 6.375%, 9/1/12, Prerefunded
                          at 102% of Par(2)                                                  4,798,912
               5,000,000  Sunnyvale Special Tax Rev., (Community Facilities District
                          No. 1), 7.75%, 8/1/32                                              5,436,500
               2,690,000  Tahoe-Truckee Unified School District GO, Series 1999 A,
                          (Improvement District No. 2), 6.19%, 8/1/22 (FGIC)(1)              1,416,796
               2,220,000  Tahoe-Truckee Unified School District GO, Series 1999 A,
                          (Improvement District No. 2), 6.19%, 8/1/23 (FGIC)(1)              1,116,260
               2,000,000  Tustin Unified School District Special Tax Rev., (Community
                          Facilities District No. 97-1), 6.375%, 9/1/08, Prerefunded
                          at 102% of Par(2)                                                  2,122,480

Principal Amount                                                                                Value

             $ 1,500,000  University of California Rev., Series 2003 A, 5.00%,
                          5/15/23 (Ambac)                                                   $1,588,485
               2,500,000  Val Verde Unified School District Special Tax Rev., 5.40%,
                          9/1/30                                                             2,638,500
               2,600,000  Val Verde Unified School District Special Tax Rev., 5.45%,
                          9/1/36                                                             2,741,492
               2,500,000  West Basin Municipal Water District COP, Series 2003 A,
                          5.00%, 8/1/30 (MBIA)                                               2,635,275
               1,000,000  West Sacramento Special Tax Rev., (Community Facilities
                          District No. 10), 6.20%, 9/1/09, Prerefunded at 102% of
                          Par(2)                                                             1,073,800
               3,235,000  West Sacramento Special Tax Rev., (Community Facilities
                          District No. 10), 6.75%, 9/1/09, Prerefunded at 102% of
                          Par(2)                                                             3,515,895
               1,740,000  West Sacramento Special Tax Rev., (Community Facilities
                          District No. 20), 5.30%, 9/1/35                                    1,802,031
               2,080,000  Westlands Water District COP, Series 2005 A, 5.00%, 9/1/25
                          (MBIA)                                                             2,216,198
               2,270,000  Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%,
                          9/1/24                                                             2,418,276
               2,000,000  Yuba City Redevelopment Agency Tax Allocation Rev., 6.00%,
                          9/1/31                                                             2,159,600
               2,895,000  Yuba City Unified School District GO, 6.05%, 9/1/24
                          (FGIC)(1)                                                          1,386,358
               1,500,000  Yuba City Unified School District GO, 6.05%, 3/1/25
                          (FGIC)(1)                                                            699,660
                                                                                        --------------
                                                                                           564,127,258
                                                                                        --------------
PUERTO RICO - 1.5%

               3,000,000  Puerto Rico GO, Series 2006 A, 5.25%, 7/1/30                       3,266,550
               5,455,000  Puerto Rico Highway & Transportation Auth. Rev., Series
                          2007 M, 5.00%, 7/1/37(5)                                           5,805,975
                                                                                        --------------
                                                                                             9,072,525
                                                                                        --------------
TOTAL MUNICIPAL SECURITIES
(Cost $536,377,831)                                                                        573,199,783
                                                                                        --------------

------
15

California High-Yield Municipal
Principal Amount                                                                               Value

Short-Term Municipal Securities - 7.0%

CALIFORNIA - 3.2%

             $ 2,650,000  ABN AMRO Munitops Certificate Trust Special Obligation
                          Rev., Series 2000-17, VRDN, 3.66%, 3/1/07 (SBBPA: ABN AMRO
                          Bank N.V.)                                                          $2,650,000
               1,700,000  California Department of Water Resources & Power Supply
                          Rev., Series 2002 B2, VRDN, 3.55%, 3/1/07 (LOC: BNP Paribas)         1,700,000
               3,050,000  California Department of Water Resources & Power Supply
                          Rev., Series 2005 F5, VRDN, 3.55%, 3/1/07 (LOC: Citibank
                          N.A.)                                                                3,050,000
               1,350,000  California Economic Recovery Rev., Series 2004 C3, VRDN,
                          3.56%, 3/1/07 (State Guaranteed) (SBBPA: Landesbank
                          Baden-Weurttemburg)                                                  1,350,000
               1,300,000  California GO, Series 2003 A2, VRDN, 3.48%, 3/1/07 (LOC:
                          Westdeutsche Landesbank AG and JPMorgan Chase Bank)                  1,300,000
               3,330,000  California Statewide Communities Development Auth. Rev.,
                          Series 2007 B, (Kaiser Permanente), VRDN, 4.37%, 5/1/07              3,334,995
               1,050,000  Orange County Sanitation District COP, Series 2000 B, VRDN,
                          3.54%, 3/1/07 (SBBPA: Dexia Public Finance Bank)                     1,050,000
               5,000,000  Sacramento County Sanitation District Financing Auth. Rev.,
                          Series 2007 B, VRDN, 4.12%, 6/1/07 (FGIC)                            5,000,000
                                                                                          --------------
                                                                                              19,434,995
                                                                                          --------------

Principal Amount                                                                               Value

PUERTO RICO - 3.8%

             $ 2,250,000  Government Development Bank of Puerto Rico Rev., 4.05%,
                          3/16/07                                                            $2,249,933
               6,000,000  Government Development Bank of Puerto Rico Rev., 4.00%,
                          3/26/07                                                             5,999,520
               3,000,000  Government Development Bank of Puerto Rico Rev., 4.05%,
                          4/12/07                                                             2,999,610
               2,100,000  Government Development Bank of Puerto Rico Rev., 4.05%,
                          5/7/07                                                              2,099,517
               6,000,000  Government Development Bank of Puerto Rico Rev., 4.05%,
                          5/9/07                                                              5,998,560
               1,000,000  Government Development Bank of Puerto Rico Rev., 4.10%,
                          5/9/07                                                                999,850
               2,786,000  Government Development Bank of Puerto Rico Rev., 4.05%,
                          6/7/07                                                              2,784,830
                                                                                         --------------
                                                                                             23,131,820
                                                                                         --------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $42,566,000)                                                                           42,566,815
                                                                                         --------------
Temporary Cash Investments - 0.1%

                 635,000  Federated California Municipal Cash Trust                             635,000
(Cost $635,000)
                                                                                         --------------
TOTAL INVESTMENT SECURITIES - 100.7%
(Cost $579,578,831)                                                                         616,401,598
                                                                                         --------------
OTHER ASSETS AND LIABILITIES - (0.7)%                                                       (4,231,163)
                                                                                         --------------
TOTAL NET ASSETS - 100.0%                                                                  $612,170,435
                                                                                         ==============

------
16

California High-Yield Municipal

Futures Contracts
                                                         Underlying Face Amount at
Contracts Purchased                  Expiration Date               Value              Unrealized Gain (Loss)

401         U.S. Treasury 2-Year
            Notes                       June 2007               $82,186,203                  $249,723
                                                              ==============               ============

                                                          Underlying Face Amount at
Contracts Sold                       Expiration Date                Value              Unrealized Gain (Loss)

263         U.S. Treasury 10-Year
            Notes                       June 2007                $28,560,156                 $(240,990)
                                                               ==============               ============

Notes to Schedule of Investments

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note.  Interest reset date is indicated.  Rate shown is effective February 28, 2007.

XLCA = XL Capital Ltd.

(1) Security is a zero-coupon  municipal  bond.  The rate indicated is the yield to maturity at  purchase.  Zero-coupon  securities  are issued at a  substantial discount from their value at maturity.

(2)  Escrowed  to  maturity  in U.S.  government  securities  or state and local government securities.

(3)  Security,  or a portion  thereof,  has been  segregated  for a  when-issued security and/or futures contracts.

(4) Security was purchased  under Rule 144A of the  Securities Act of 1933 or is a private  placement  and,  unless  registered  under the Act or  exempted  from registration,  may  only be  sold  to  qualified  institutional  investors.  The aggregate  value of restricted  securities  at February 28, 2007,  was $598,671, which represented 0.1% of total net assets.

(5) When-issued security.

See Notes to Financial Statements.

------
17

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2007 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $579,578,831)                                           $616,401,598

Receivable for capital shares sold                                                                    253,419

Receivable for variation margin on futures contracts                                                   15,623

Interest receivable                                                                                10,813,736
                                                                                                -------------
                                                                                                  627,484,376
                                                                                                -------------

LIABILITIES

Disbursements in excess of demand deposit cash                                                         22,623

Payable for investments purchased                                                                  14,166,355

Payable for capital shares redeemed                                                                   211,945

Accrued management fees                                                                               237,767

Distribution fees payable                                                                              21,954

Service fees (and distribution fees -- A Class) payable                                                30,384

Dividends payable                                                                                     622,913
                                                                                                -------------
                                                                                                   15,313,941
                                                                                                -------------

NET ASSETS                                                                                       $612,170,435
                                                                                                =============

NET ASSETS CONSIST OF:

Capital paid in                                                                                  $578,025,680

Accumulated net realized loss on investment transactions                                          (2,686,745)

Net unrealized appreciation on investments                                                         36,831,500
                                                                                                -------------
                                                                                                 $612,170,435
                                                                                                =============

INVESTOR CLASS
Net assets                                                                                       $449,257,410
Shares outstanding                                                                                 43,400,464
Net asset value per share                                                                              $10.35

A CLASS
Net assets                                                                                       $124,195,448
Shares outstanding                                                                                 11,997,880
Net asset value per share                                                                              $10.35
Maximum offering price (net asset value divided by 0.955)                                              $10.84

B CLASS
Net assets                                                                                         $1,325,392
Shares outstanding                                                                                    128,039
Net asset value per share                                                                              $10.35

C CLASS
Net assets                                                                                        $37,392,185
Shares outstanding                                                                                  3,612,267
Net asset value per share                                                                              $10.35

See Notes to Financial Statements.

------
18

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Interest                                                                                          $14,712,960
                                                                                                -------------

EXPENSES:

Management fees                                                                                     1,447,822

Distribution fees:
 B Class                                                                                                4,872
 C Class                                                                                              126,961

Service fees:
 B Class                                                                                                1,624
 C Class                                                                                               42,320

Service and distribution fees -- A Class                                                              129,861

Trustees' fees and expenses                                                                            12,402

Other expenses                                                                                            625
                                                                                                -------------
                                                                                                    1,766,487
                                                                                                -------------

NET INVESTMENT INCOME (LOSS)                                                                       12,946,473
                                                                                                -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                                                               280,745

Futures transactions                                                                                (116,011)
                                                                                                -------------
                                                                                                      164,734
                                                                                                -------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                                                         5,661,651

Futures                                                                                                   542
                                                                                                -------------
                                                                                                    5,662,193
                                                                                                -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                                             5,826,927
                                                                                                -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                                         $18,773,400
                                                                                                =============

See Notes to Financial Statements.

------
19

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2006

Increase (Decrease) in Net Assets                                        2007                   2006

OPERATIONS

Net investment income (loss)                                              $ 12,946,473           $ 22,426,057

Net realized gain (loss)                                                       164,734              (944,038)
Change in net unrealized appreciation (depreciation)                         5,662,193            (3,154,981)
                                                                         -------------          -------------
Net increase (decrease) in net assets resulting from operations             18,773,400             18,327,038
                                                                         -------------          -------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
 Investor Class                                                            (9,978,906)           (18,559,723)
 A Class                                                                   (2,316,267)            (2,980,323)
 B Class                                                                      (24,094)               (46,349)
 C Class                                                                     (627,206)              (839,662)
                                                                         -------------          -------------
Decrease in net assets from distributions                                 (12,946,473)           (22,426,057)
                                                                         -------------          -------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital share
transactions                                                                77,319,378             97,324,569
                                                                         -------------          -------------

NET INCREASE (DECREASE) IN NET ASSETS                                       83,146,305             93,225,550

NET ASSETS

Beginning of period                                                        529,024,130            435,798,580

End of period                                                             $612,170,435           $529,024,130
                                                                         =============          =============

See Notes to Financial Statements.

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20

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American  Century  California  Tax-Free and Municipal Funds (the
trust) is  registered  under the  Investment  Company Act of 1940 (the 1940 Act)
as an open-end management  investment company.  California  High-Yield Municipal
Fund  (the  fund) is one  fund in a  series  issued  by the  trust.  The fund is non-diversified  under the 1940 Act. The fund's investment  objective is to seek high current  income that is exempt from federal and  California  income  taxes.
The fund  pursues  this  objective  by  investing  a  portion  of its  assets in lower-rated  and unrated  municipal  securities.  The  following is a summary of the fund's significant accounting policies.

MULTIPLE  CLASS -- The fund is  authorized  to issue the Investor  Class,  the A
Class,  the B Class  and the C Class.  The A Class may  incur an  initial  sales charge.  The A  Class,  B  Class  and C Class  may be  subject  to a  contingent
deferred  sales  charge.   The  share  classes   differ   principally  in  their
respective  sales charges and distribution  and shareholder  servicing  expenses and  arrangements.  All shares of the fund  represent an equal pro rata interest in the  assets of the class to which  such  shares  belong,  and have  identical
voting,  dividend,   liquidation  and  other  rights  and  the  same  terms  and conditions,  except for class specific  expenses and exclusive rights to vote on
matters  affecting  only  individual   classes.   Income,   non-class   specific
expenses,  and realized and unrealized  capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY  VALUATIONS  -- Debt  securities  maturing in greater  than 60 days are valued at current  market value as provided by a commercial  pricing  service or at the mean of the most recent bid and asked prices.  Debt  securities  maturing within 60 days may be valued at cost,  plus or minus any  amortized  discount or
premium.    Securities    traded   on   foreign    securities    exchanges   and
over-the-counter  markets are  normally  completed  before the close of business on days that the New York Stock  Exchange  (the  Exchange)  is open and may also take place on days when the  Exchange is not open.  If an event occurs after the value of a security  was  established  but before the net asset  value per share was determined  that was likely to materially  change the net asset value,  that security  would  be  valued  at fair  value as  determined  in  accordance  with procedures  adopted by the Board of Trustees.  If the fund  determines  that the market  price of a  portfolio  security is not  readily  available,  or that the valuation  methods  mentioned  above do not reflect the  security's  fair value, such  security is valued at its fair value as  determined  by, or in  accordance with  procedures  adopted by, the Board of Trustees or its designee if such fair value  determination  would materially impact a fund's net asset value.  Certain other  circumstances  may cause  the fund to fair  value a  security  such as: a security  has been  declared in default;  trading in a security  has been halted during the  trading  day;  or there is a foreign  market  holiday and no trading will commence.

SECURITY  TRANSACTIONS  -- Security  transactions  are  accounted  for as of the trade date.  Net  realized  gains and losses are  determined  on the  identified cost basis, which is also used for federal income tax purposes.

INVESTMENT  INCOME --  Interest  income is  recorded  on the  accrual  basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED  AND  FORWARD  COMMITMENTS  -- The fund  may  engage  in  securities
transactions  on  a  when-issued  or  forward   commitment  basis.  Under  these
arrangements,  the  securities'  prices  and yields are fixed on the date of the commitment,  but payment and delivery are  scheduled  for a future date.  During this  period,  securities  are  subject  to market  fluctuations.  The fund will segregate cash, cash equivalents or other  appropriate  liquid securities on its records in amounts sufficient to meet the purchase price.

FUTURES  CONTRACTS  -- The fund may enter  into  futures  contracts  in order to manage the fund's  exposure  to changes in market  conditions.  One of the risks of entering into futures  contracts is the possibility  that the change in value of the contract may not  correlate  with the changes in value of the  underlying securities.  Upon  entering  into a futures  contract,  the fund is  required to deposit  either cash or  securities  in an amount equal to a certain  percentage of the contract value (initial margin).  Subsequent  payments (variation margin)
are made or  received  daily,  in cash,  by the fund.  The  variation  margin is equal to the daily  change in the contract  value and is recorded as  unrealized gains  and  losses.  The  fund  recognizes  a  realized  gain or loss  when  the contract is closed or  expires.  Net  realized  and  unrealized  gains or losses occurring  during the holding  period of futures  contracts  are a component  of realized  gain  (loss)  on  futures  transactions  and  unrealized  appreciation
(depreciation) on futures, respectively.

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21

INCOME TAX STATUS -- It is the fund's  policy to  distribute  substantially  all net investment  income and net realized gains to  shareholders  and to otherwise qualify as a regulated  investment  company  under  provisions  of the  Internal
Revenue  Code.  Accordingly,  no  provision  has been made for  federal or state income taxes.

DISTRIBUTIONS  TO SHAREHOLDERS -- Distributions  from net investment  income are declared  daily and paid  monthly.  Distributions  from net realized  gains,  if any, are generally declared and paid annually.

INDEMNIFICATIONS  -- Under the trust's  organizational  documents,  its officers and trustees are  indemnified  against  certain  liabilities  arising out of the performance  of their duties to the fund.  In addition,  in the normal course of
business,    the   fund   enters   into   contracts    that   provide    general
indemnifications.  The fund's  maximum  exposure  under  these  arrangements  is unknown as this would  involve  future claims that may be made against the fund.
The risk of material  loss from such claims is  considered  by  management to be remote.

USE OF ESTIMATES -- The financial  statements  are prepared in  conformity  with accounting  principles  generally  accepted  in the  United  States of  America, which may require  management to make certain  estimates and  assumptions at the date of the  financial  statements.  Actual  results  could  differ  from  these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT  FEES -- The trust  has  entered  into a  Management  Agreement  with
American Century Investment  Management,  Inc. (ACIM) (the investment  advisor), under which ACIM  provides  the fund with  investment  advisory  and  management services in exchange for a single,  unified  management fee (the fee) per class.
The  Agreement  provides  that  all  expenses  of  the  fund,  except  brokerage commissions,  taxes,  interest,  fees and expenses of those trustees who are not considered  "interested  persons" as defined in the 1940 Act (including  counsel fees) and  extraordinary  expenses,  will be paid by ACIM.  The fee is  computed and  accrued  daily  based on the daily  net  assets  of the  specific  class of shares of the fund and paid  monthly  in  arrears.  The fee  consists  of (1) an
Investment  Category  Fee based on the daily net assets of the fund and  certain other  accounts  managed by the  investment  advisor  that are in the same broad investment  category  as the fund and (2) a Complex  Fee based on the  assets of all the  funds in the  American  Century  family  of  funds.  The  rates for the
Investment  Category  Fee range from  0.1925%  to 0.3100%  and the rates for the
Complex Fee range from  0.2500% to 0.3100%.  For the six months  ended  February
28, 2007, the effective  annual  management fee for the Investor Class, A Class,
B Class and C Class was 0.51%.

DISTRIBUTION  AND SERVICE  FEES -- The Board of Trustees  has adopted a separate
Master Distribution and Individual  Shareholder  Services Plan for each of the A
Class,  B Class and C Class  (collectively,  the plans),  pursuant to Rule 12b-1 of the 1940 Act.  The plans  provide  that the B Class and the C Class  will pay
American Century  Investment  Services,  Inc. (ACIS) an annual  distribution fee of 0.75% and service fee of 0.25%.  The plans  provide that the A Class will pay
ACIS an annual  distribution  and  service fee of 0.25%.  The fees are  computed and accrued  daily based on each  class's  daily net assets and paid  monthly in arrears.  The  distribution fee provides  compensation for expenses  incurred in connection with distributing  shares of the classes  including,  but not limited to, payments to brokers,  dealers, and financial  institutions that have entered into sales  agreements  with  respect  to shares of the fund.  The  service  fee
provides   compensation  for  individual   shareholder   services   rendered  by
broker/dealers  or other  independent  financial  intermediaries.  Fees incurred under the plans during the six months ended  February 28, 2007,  are detailed in the Statement of Operations.

RELATED  PARTIES  --  Certain  officers  and  trustees  of the  trust  are  also officers  and/or  directors,  and,  as  a  group,  controlling  stockholders  of
American Century  Companies,  Inc. (ACC),  the parent of the trust's  investment advisor,  ACIM,  the  distributor of the trust,  ACIS, and the trust's  transfer agent, American Century Services, LLC.

The fund has a bank line of credit  agreement  with JPMorgan Chase Bank (JPMCB).
JPMCB is a  custodian  of the fund and a wholly  owned  subsidiary  of  JPMorgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

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22

3. INVESTMENT TRANSACTIONS

Purchases   and   sales   of   investment   securities,   excluding   short-term
investments,  for the six months ended February 28, 2007,  were  $75,342,456 and
$9,034,121, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows  (unlimited  number of shares authorized):

                                           Six months ended                             Year ended
                                           February 28, 2007                         August 31, 2006
                                     Shares                Amount              Shares              Amount
INVESTOR CLASS
Sold                               5,284,773          $ 54,353,319          6,289,033         $ 64,031,626
Issued in reinvestment of
distributions                        694,126             7,159,421          1,331,569           13,540,526
Redeemed                         (2,205,016)          (22,684,711)        (4,436,367)         (45,131,273)
                                ------------         -------------        -----------        -------------
                                   3,773,883            38,828,029          3,184,235           32,440,879
                                ------------         -------------        -----------        -------------
A CLASS
Sold                               4,012,412            41,307,091          6,445,448           65,600,146
Issued in reinvestment of
distributions                        161,127             1,662,030            214,323            2,178,624
Redeemed                           (999,614)          (10,292,122)        (1,659,077)         (16,887,862)
                                ------------         -------------        -----------        -------------
                                   3,173,925            32,676,999          5,000,694           50,890,908
                                ------------         -------------        -----------        -------------

B CLASS
Sold                                   6,140                62,931             19,771              201,349
Issued in reinvestment of
distributions                            966                 9,963              2,102               21,376
Redeemed                             (2,334)              (24,043)           (10,418)            (105,427)
                                ------------         -------------        -----------        -------------
                                       4,772                48,851             11,455              117,298
                                ------------         -------------        -----------        -------------
C CLASS
Sold                                 754,563             7,762,867          1,813,898           18,456,678
Issued in reinvestment of
distributions                         24,834               256,148             34,808              353,889
Redeemed                           (219,297)           (2,253,516)          (485,633)          (4,935,083)
                                     560,100             5,765,499          1,363,073           13,875,484
                                ------------         -------------        -----------        -------------
Net increase (decrease)            7,512,680          $ 77,319,378          9,559,457         $ 97,324,569
                                ============         =============        ===========        =============

5. BANK LINE OF CREDIT

The fund,  along with certain  other funds  managed by ACIM or American  Century
Global Investment  Management,  Inc., has a $500,000,000  unsecured bank line of credit  agreement  with  JPMCB.  The fund may  borrow  money  for  temporary  or emergency  purposes  to  fund  shareholder  redemptions.  Borrowings  under  the agreement  bear interest at the Federal Funds rate plus 0.40%.  The fund did not borrow from the line during the six months ended February 28, 2007.

6. RISK FACTORS

The fund  concentrates  its investments in a single state and therefore may have more  exposure to credit  risk  related to the state of  California  than a fund with a broader  geographical  diversification.  The fund  invests  primarily  in lower-rated  debt securities,  which are subject to substantial  risks including price  volatility,  liquidity  risk, and default risk.  Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

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23

7. FEDERAL TAX INFORMATION

The  book-basis  character  of  distributions  made  during  the  year  from net investment  income  or  net  realized  gains  may  differ  from  their  ultimate characterization  for federal  income tax purposes.  These  differences  reflect the  differing  character of certain  income  items and net  realized  gains and
losses  for  financial   statement   and  tax   purposes,   and  may  result  in
reclassification among certain capital accounts on the financial statements.

As of February 28, 2007, the  components of  investments  for federal income tax purposes were as follows:

Federal tax cost of investments                                   $579,578,831
                                                                ==============
Gross tax appreciation of investments                              $36,826,948
Gross tax depreciation of investments                                  (4,181)
                                                                --------------
Net tax appreciation (depreciation) of investments                 $36,822,767
                                                                ==============

The cost of  investments  for federal  income tax  purposes  was the same as the cost for financial reporting purposes.

As of August 31,  2006,  the fund had  accumulated  capital  losses of $994,256, which  represent net capital loss  carryovers  that may be used to offset future realized  capital  gains for  federal  income tax  purposes.  The  capital  loss carryovers expire in 2009.

As of August 31,  2006,  the fund had  capital  loss  deferrals  of  $1,849,032, which  represent  net capital  losses  incurred in the  ten-month  period  ended
August  31,  2006.  The fund has  elected to treat  such  losses as having  been incurred in the following fiscal year for federal income tax purposes.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In  June  2006,  the  Financial   Accounting   Standards   Board  (FASB)  issued
Interpretation  No.  48,  "Accounting  for  Uncertainty  in  Income  Taxes  - an
Interpretation  of FASB  Statement  No.  109" (FIN  48).  FIN 48  establishes  a minimum  threshold  for  financial  statement  recognition  of  the  benefit  of positions  taken in filing tax returns  (including  whether an entity is taxable in a particular  jurisdiction),  and requires  certain expanded tax disclosures.
FIN 48 is effective for fiscal years  beginning  after December 15, 2006, and is to be  applied to all open tax years as of the date of  effectiveness.  The FASB issued  Statement  of  Financial  Accounting  Standards  No.  157,  "Fair  Value
Measurements"  (FAS 157),  in  September  2006,  which is  effective  for fiscal
years   beginning   after  November  15,  2007.  FAS  157  defines  fair  value, establishes  a framework  for  measuring  fair value and  expands  the  required financial  statement  disclosures about fair value  measurements.  Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

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24

FINANCIAL HIGHLIGHTS
California High-Yield Municipal

Investor Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                                         2007(1)         2006           2005          2004          2003           2002
PER-SHARE DATA

Net Asset Value, Beginning of Period     $10.25         $10.36         $9.93         $9.65          $9.84         $9.79
                                       --------       --------      --------      --------       --------      --------
Income From
Investment Operations

 Net Investment
 Income (Loss)                             0.24           0.49          0.51          0.52           0.52          0.52

 Net Realized and
 Unrealized Gain (Loss)                    0.10         (0.11)          0.43          0.28         (0.19)          0.05
                                       --------       --------      --------      --------       --------      --------
 Total From
 Investment Operations                     0.34           0.38          0.94          0.80           0.33          0.57
                                       --------       --------      --------      --------       --------      --------
Distributions

 From Net
 Investment Income                       (0.24)         (0.49)        (0.51)        (0.52)         (0.52)        (0.52)
                                       --------       --------      --------      --------       --------      --------
Net Asset Value,
End of Period                            $10.35         $10.25        $10.36         $9.93          $9.65         $9.84
                                       ========       ========      ========      ========       ========      ========

TOTAL RETURN(2)                           3.35%          3.80%         9.65%         8.48%          3.35%         6.07%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average
Net Assets                             0.52%(3)          0.52%         0.52%         0.53%          0.54%         0.54%

Ratio of Net Investment Income
(Loss) to Average Net Assets           4.71%(3)          4.80%         4.99%         5.30%          5.24%         5.37%

Portfolio Turnover Rate                      2%            25%           13%           19%            30%           32%

Net Assets, End of Period (in
thousands)                             $449,257       $406,063      $377,534      $332,434       $334,032      $373,061

(1) Six months ended February 28, 2007 (unaudited).

(2) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any.  Total returns for periods less than one year are not  annualized.  The total return of the classes may not precisely  reflect the class expense  differences  because of the impact of  calculating  the net asset values to two  decimal  places.  If net asset  values were  calculated  to three decimal  places,  the total return  differences  would more closely  reflect the class expense  differences.  The  calculation of net asset values to two decimal places is made in  accordance  with SEC  guidelines  and does not  result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

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25

California High-Yield Municipal

A Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                                                            2007(1)        2006         2005         2004        2003(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                       $10.25       $10.36        $9.93        $9.65         $9.79
                                                         --------      -------      -------      -------       -------
Income From Investment Operations

 Net Investment Income (Loss)                                0.23         0.46         0.48         0.50          0.29

 Net Realized and
 Unrealized Gain (Loss)                                      0.10       (0.11)         0.43         0.28        (0.14)
                                                         --------      -------      -------      -------       -------
 Total From Investment Operations                            0.33         0.35         0.91         0.78          0.15
                                                         --------      -------      -------      -------       -------
Distributions

 From Net Investment Income                                (0.23)       (0.46)       (0.48)       (0.50)        (0.29)
                                                         --------      -------      -------      -------       -------
Net Asset Value, End of Period                             $10.35       $10.25       $10.36        $9.93         $9.65
                                                         ========      =======      =======      =======       =======

TOTAL RETURN(3)                                             3.23%        3.54%        9.38%        8.21%         1.48%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    0.77%(4)        0.77%        0.77%        0.78%      0.78%(4)

Ratio of Net Investment Income (Loss) to Average Net
Assets                                                   4.46%(4)        4.55%        4.74%        5.05%      5.04%(4)

Portfolio Turnover Rate                                        2%          25%          13%          19%        30%(5)

Net Assets, End of Period
(in thousands)                                           $124,195      $90,421      $39,608      $11,499        $1,286

(1) Six months ended February 28, 2007 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if  any,  and  does  not  include  any  applicable  sales charges.  Total returns for periods less than one year are not  annualized.  The total  return  of the  classes  may not  precisely  reflect  the  class  expense differences  because of the impact of  calculating  the net asset  values to two decimal  places.  If net asset values were  calculated to three decimal  places, the total  return  differences  would more  closely  reflect  the class  expense differences.  The  calculation of net asset values to two decimal places is made in  accordance  with SEC  guidelines  and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio  turnover is calculated  at the fund level.  Percentage  indicated
was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

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26

California High-Yield Municipal

B Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                                                            2007(1)        2006         2005         2004        2003(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                        $10.25       $10.36        $9.93        $9.65         $9.79
                                                           -------      -------      -------      -------       -------
Income From Investment Operations

 Net Investment Income (Loss)                                 0.19         0.39         0.40         0.42          0.25

 Net Realized and Unrealized Gain (Loss)                      0.10       (0.11)         0.43         0.28        (0.14)
                                                           -------      -------      -------      -------       -------
 Total From Investment Operations                             0.29         0.28         0.83         0.70          0.11
                                                           -------      -------      -------      -------       -------
Distributions

 From Net Investment Income                                 (0.19)       (0.39)       (0.40)       (0.42)        (0.25)
                                                           -------      -------      -------      -------       -------
Net Asset Value, End of Period                              $10.35       $10.25       $10.36        $9.93         $9.65
                                                           =======      =======      =======      =======       =======

TOTAL RETURN(3)                                              2.84%        2.77%        8.57%        7.40%         1.05%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets         1.52%(4)        1.52%        1.52%        1.53%      1.53%(4)

Ratio of Net Investment Income (Loss) to Average Net
Assets                                                    3.71%(4)        3.80%        3.99%        4.30%      4.43%(4)

Portfolio Turnover Rate                                         2%          25%          13%          19%        30%(5)

Net Assets, End of Period (in thousands)                    $1,325       $1,263       $1,158         $866          $352

(1) Six months ended February 28, 2007 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if  any,  and  does  not  include  any  applicable  sales charges.  Total returns for periods less than one year are not  annualized.  The total  return  of the  classes  may not  precisely  reflect  the  class  expense differences  because of the impact of  calculating  the net asset  values to two decimal  places.  If net asset values were  calculated to three decimal  places, the total  return  differences  would more  closely  reflect  the class  expense differences.  The  calculation of net asset values to two decimal places is made in  accordance  with SEC  guidelines  and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio  turnover is calculated  at the fund level.  Percentage  indicated
was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
27

California High-Yield Municipal

C Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                                                            2007(1)        2006         2005         2004        2003(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                       $10.25       $10.36        $9.93        $9.65         $9.79
                                                          -------      -------      -------      -------       -------
Income From Investment Operations

 Net Investment Income (Loss)                                0.19         0.39         0.40         0.43          0.26

 Net Realized and Unrealized
 Gain (Loss)                                                 0.10       (0.11)         0.43         0.28        (0.14)
                                                          -------      -------      -------      -------       -------
 Total From Investment Operations                            0.29         0.28         0.83         0.71          0.12
                                                          -------      -------      -------      -------       -------
Distributions

 From Net Investment Income                                (0.19)       (0.39)       (0.40)       (0.43)        (0.26)
                                                          -------      -------      -------      -------       -------
Net Asset Value, End of Period                             $10.35       $10.25       $10.36        $9.93         $9.65
                                                          =======      =======      =======      =======       =======

TOTAL RETURN(3)                                             2.84%        2.76%        8.56%        7.49%         1.22%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets        1.52%(4)        1.52%        1.52%        1.48%      1.28%(4)

Ratio of Net Investment Income (Loss) to Average Net
Assets                                                   3.71%(4)        3.80%        3.99%        4.35%      4.59%(4)

Portfolio Turnover Rate                                        2%          25%          13%          19%        30%(5)

Net Assets, End of Period (in thousands)                  $37,392      $31,276      $17,499       $7,416        $2,681

(1) Six months ended February 28, 2007 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total  return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if  any,  and  does  not  include  any  applicable  sales charges.  Total returns for periods less than one year are not  annualized.  The total  return  of the  classes  may not  precisely  reflect  the  class  expense differences  because of the impact of  calculating  the net asset  values to two decimal  places.  If net asset values were  calculated to three decimal  places, the total  return  differences  would more  closely  reflect  the class  expense differences.  The  calculation of net asset values to two decimal places is made in  accordance  with SEC  guidelines  and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio  turnover is calculated  at the fund level.  Percentage  indicated
was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

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28

SHARE CLASS INFORMATION

Four classes of shares are  authorized for sale by the fund:  Investor  Class, A
Class,  Class B, and C Class.  The total expense ratios of A Class, B Class, and
C Class  shares are  higher  than that of  Investor  Class  shares.  The fund is available for purchase only through  financial  intermediaries  by investors who seek advice from them.  Shareholders  who have open accounts may make additional investments and reinvest  dividends and capital gains  distributions  as long as such accounts remain open.

INVESTOR  CLASS shares are  available for purchase in two ways: 1) directly from
American  Century  without any  commissions or other fees; or 2) through certain financial  intermediaries  (such as banks,  broker-dealers,  insurance companies and  investment  advisors),  which may require  payment of a transaction  fee to the financial intermediary.

A CLASS  shares  are sold  primarily  through  institutions  such as  investment advisors,  banks,  broker-dealers,  and insurance companies.  A Class shares are sold at their  offering  price,  which is net asset value plus an initial  sales charge that  ranges from 4.50% to 0.00% for  fixed-income  funds,  depending  on the amount  invested.  The initial  sales  charge is deducted  from the purchase amount  before it is  invested.  A Class  shares may be subject to a  contingent deferred  sales  charge  (CDSC).  There is no CDSC on  shares  acquired  through
reinvestment   of  dividends  or  capital   gains.   The   prospectus   contains
information  regarding  reductions  and  waivers  of sales  charges  for A Class shares.  The  unified  management  fee for A  Class  shares  is the  same as for
Investor  Class  shares.  A Class shares also are subject to a 0.25% annual Rule
12b-1 distribution and service fee.

B CLASS  shares  are sold  primarily  through  institutions  such as  investment advisors,  banks,  broker-dealers,  and  insurance  companies.  B  Class  shares redeemed  within six years of purchase are subject to a CDSC that  declines from
5.00%  during the first  year  after  purchase  to 0.00%  after the sixth  year.
There  is no CDSC on  shares  acquired  through  reinvestment  of  dividends  or capital  gains.  The unified  management  fee for B Class  shares is the same as for  Investor  Class  shares.  B Class shares also are subject to a 1.00% annual
Rule 12b-1  distribution and service fee. B Class shares  automatically  convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS  shares  are sold  primarily  through  institutions  such as  investment advisors,  banks,  broker-dealers,  and  insurance  companies.  C  Class  shares redeemed  within 12 months of purchase are subject to a CDSC of 1.00%.  There is no CDSC on shares acquired  through  reinvestment of dividends or capital gains.
The  unified  management  fee for C Class  shares  is the  same as for  Investor
Class shares.  C Class shares also are subject to a Rule 12b-1  distribution and service fee of 1.00%.

All classes of shares  represent a pro rata  interest in the fund and  generally have the same rights and preferences.

------
29

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century  Investment  Management,  Inc., the fund's investment  advisor, is responsible  for exercising the voting rights  associated with the securities
purchased   and/or  held  by  the  fund.  A  description  of  the  policies  and procedures  the advisor  uses in  fulfilling  this  responsibility  is available without charge,  upon request, by calling  1-800-345-2021.  It is also available on American Century's website at  americancentury.com  and on the Securities and
Exchange  Commission's  website  at  sec.gov.   Information  regarding  how  the
investment  advisor voted proxies  relating to portfolio  securities  during the most recent  12-month  period  ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete  schedule of portfolio  holdings with the Securities and Exchange  Commission  (SEC) for the first and third  quarters of each fiscal year on Form N-Q.  The  fund's  Form N-Q is  available  on the SEC's  website at
sec.gov,  and may be reviewed and copied at the SEC's Public  Reference  Room in
Washington,  DC.  Information on the operation of the Public  Reference Room may be  obtained  by  calling  1-800-SEC-0330.  The fund  also  makes  its  complete schedule of portfolio  holdings  for the most recent  quarter of its fiscal year available on its website at  americancentury.com  and, upon request,  by calling
1-800-345-2021.

------
30

INDEX DEFINITIONS

The  following  indices are used to illustrate  investment  market,  sector,  or style  performance  or to serve as fund  performance  comparisons.  They are not investment products available for purchase.

The  LEHMAN  BROTHERS   3-YEAR   MUNICIPAL  BOND  INDEX  is  composed  of  those
securities  included  in the  Lehman  Brothers  Municipal  Bond  Index  that are investment-grade and have maturities between two and four years.

The  LEHMAN  BROTHERS  5-YEAR  GENERAL  OBLIGATION  (GO)  INDEX is  composed  of investment-grade  U.S.  municipal  securities,  with  maturities  of four to six years, that are general obligations of a state or local government.

The  LEHMAN  BROTHERS  LONG-TERM  MUNICIPAL  BOND  INDEX  is  composed  of those securities  included  in the  Lehman  Brothers  Municipal  Bond  Index that have maturities greater than 22 years.

The  LEHMAN  BROTHERS  MUNICIPAL  BOND  INDEX is a market  value-weighted  index designed for the long-term tax-exempt bond market.

The LEHMAN  BROTHERS  NON-INVESTMENT-GRADE  MUNICIPAL  BOND INDEX is composed of non-investment  grade U.S.  municipal  securities  with a remaining  maturity of one year or more.

The LEHMAN  BROTHERS U.S.  AGGREGATE  INDEX  represents  securities that are tax
able,  registered  with  the  Securities  and  Exchange  Commission,   and  U.S.
dollar-denominated.  The index covers the U.S. investment-grade  fixed-rate bond
market,   with  index  components  for  government  and  corporate   securities,
mortgage pass-through securities, and asset-backed securities.

The  LEHMAN  BROTHERS  U.S.  TREASURY  INDEX is  composed  of  those  securities
included  in  the  Lehman   Brothers  U.S.   Aggregate  Index  that  are  public
obligations of the U.S. Treasury with a remaining maturity of one year or more.

------
31

NOTES

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32

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS  REPORT AND THE  STATEMENTS  IT  CONTAINS  ARE  SUBMITTED  FOR THE  GENERAL
INFORMATION OF OUR  SHAREHOLDERS.  THE REPORT IS NOT AUTHORIZED FOR DISTriBUTION
TO  PROSPECTIVE  INVESTORS  UNLESS  PRECEDED  OR  ACCOMPANIED  BY  AN  EFFECTIVE
PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0704
SH-SAN-53912N

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:      /s/  Jonathan S. Thomas
         --------------------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    April 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ---------------------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President
                    (principal executive officer)

Date:    April 27, 2007

By:      /s/  Robert J. Leach
         ---------------------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    April 27, 2007